 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Spartan® Mid Cap Index Fund Spartan® Small Cap Index Fund Institutional Class and Fidelity Advantage® Institutional Class Semi-Annual Report October 31, 2015

Contents

Spartan® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Southwest Airlines Co.	0.5	0.4
Crown Castle International Corp.	0.5	0.4
IntercontinentalExchange, Inc.	0.5	0.4
O'Reilly Automotive, Inc.	0.5	0.4
Intuit, Inc.	0.4	0.4
LinkedIn Corp. Class A	0.4	0.4
Aon PLC	0.4	0.4
Sempra Energy	0.4	0.4
McGraw Hill Financial, Inc.	0.4	0.4
AutoZone, Inc.	0.4	0.3
	4.4

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	20.7
Consumer Discretionary	16.5	16.9
Information Technology	15.0	14.7
Industrials	12.6	12.6
Health Care	9.4	12.3
Consumer Staples	5.8	5.7
Utilities	5.8	5.7
Materials	5.7	5.7
Energy	5.0	4.8
Telecommunication Services	1.0	0.6

Spartan® Mid Cap Index Fund

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
BorgWarner, Inc.	51,641	$2,211,268
Delphi Automotive PLC	66,334	5,518,325
Gentex Corp.	67,011	1,098,310
Lear Corp.	17,952	2,245,077
The Goodyear Tire & Rubber Co.	62,068	2,038,313
Visteon Corp. (a)	9,235	1,007,261
		14,118,554
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	47,567	2,352,188
Thor Industries, Inc.	10,381	561,404
		2,913,592
Distributors - 0.4%
Genuine Parts Co.	34,856	3,163,531
LKQ Corp. (a)	69,970	2,071,812
		5,235,343
Diversified Consumer Services - 0.4%
Graham Holdings Co.	806	445,291
H&R Block, Inc. (b)	63,114	2,351,628
Service Corp. International	46,250	1,307,025
ServiceMaster Global Holdings, Inc. (a)	23,610	841,697
		4,945,641
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	44,499	1,350,545
Brinker International, Inc.	14,259	648,927
Chipotle Mexican Grill, Inc. (a)	7,111	4,552,676
Choice Hotels International, Inc.	8,049	421,043
Darden Restaurants, Inc.	28,896	1,788,373
Domino's Pizza, Inc.	12,678	1,352,362
Dunkin' Brands Group, Inc. (b)	21,973	909,902
Extended Stay America, Inc. unit	14,071	270,163
Hilton Worldwide Holdings, Inc.	119,095	2,976,184
Hyatt Hotels Corp. Class A (a)	7,751	390,650
International Game Technology PLC	21,344	346,200
Marriott International, Inc. Class A (b)	48,081	3,691,659
MGM Mirage, Inc. (a)	102,281	2,371,896
Norwegian Cruise Line Holdings Ltd. (a)	30,232	1,923,360
Panera Bread Co. Class A (a)	5,820	1,032,293
Royal Caribbean Cruises Ltd.	39,473	3,882,170
Six Flags Entertainment Corp.	16,645	866,206
Starwood Hotels & Resorts Worldwide, Inc.	39,240	3,134,099
Wendy's Co.	46,051	421,827
Wyndham Worldwide Corp.	27,498	2,236,962
Wynn Resorts Ltd.	18,672	1,306,106
		35,873,603
Household Durables - 1.8%
D.R. Horton, Inc.	75,647	2,227,048
Garmin Ltd. (b)	26,944	955,704
GoPro, Inc. Class A (a)(b)	20,582	514,550
Harman International Industries, Inc.	16,259	1,787,840
Jarden Corp. (a)	48,475	2,171,680
Leggett & Platt, Inc.	31,748	1,429,612
Lennar Corp.:
Class A (b)	40,158	2,010,711
Class B	2,046	84,786
Mohawk Industries, Inc. (a)	14,106	2,757,723
Newell Rubbermaid, Inc.	61,863	2,624,847
NVR, Inc. (a)	927	1,518,204
PulteGroup, Inc.	83,755	1,535,229
Tempur Sealy International, Inc. (a)	13,854	1,078,395
Toll Brothers, Inc. (a)	40,430	1,454,267
TopBuild Corp. (a)	8,858	249,176
Tupperware Brands Corp.	11,536	679,124
Whirlpool Corp.	18,083	2,895,812
		25,974,708
Internet & Catalog Retail - 0.7%
Expedia, Inc.	22,526	3,070,294
Groupon, Inc. Class A (a)(b)	115,657	429,087
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	32,280	1,406,440
Series A (a)	113,312	3,101,349
TripAdvisor, Inc. (a)	25,612	2,145,773
		10,152,943
Leisure Products - 0.5%
Brunswick Corp.	21,123	1,136,629
Hasbro, Inc.	25,616	1,968,077
Mattel, Inc. (b)	77,390	1,902,246
Polaris Industries, Inc. (b)	15,310	1,719,925
Vista Outdoor, Inc. (a)	14,473	647,233
		7,374,110
Media - 2.3%
AMC Networks, Inc. Class A (a)	13,691	1,011,628
Cable One, Inc.	789	341,984
Cablevision Systems Corp. - NY Group Class A	46,228	1,506,571
Charter Communications, Inc. Class A (a)(b)	17,192	3,282,640
Cinemark Holdings, Inc.	26,623	943,519
Clear Channel Outdoor Holding, Inc. Class A (a)	9,185	68,704
Discovery Communications, Inc.:
Class A (a)(b)	35,837	1,055,041
Class C (non-vtg.) (a)	62,975	1,733,072
Gannett Co., Inc.	26,175	414,089
Interpublic Group of Companies, Inc.	94,696	2,171,379
John Wiley & Sons, Inc. Class A	10,476	548,209
Liberty Broadband Corp.:
Class A (a)	5,995	327,087
Class C (a)	15,472	831,929
Liberty Media Corp.:
Class A (a)	23,934	975,550
Class C (a)	46,332	1,813,898
Lions Gate Entertainment Corp. (b)	21,868	852,196
Live Nation Entertainment, Inc. (a)	33,757	920,891
Morningstar, Inc.	4,258	349,624
MSG Network, Inc. Class A (a)	13,668	280,467
News Corp.:
Class A	87,432	1,346,453
Class B	28,027	433,858
Omnicom Group, Inc.	56,031	4,197,843
Regal Entertainment Group Class A (b)	18,492	358,375
Scripps Networks Interactive, Inc. Class A	21,028	1,263,362
Sirius XM Holdings, Inc. (a)(b)	524,425	2,139,654
Starz Series A (a)(b)	19,750	661,823
Tegna, Inc.	51,685	1,397,562
The Madison Square Garden Co. (a)	4,708	840,378
Tribune Media Co. Class A	18,269	736,789
		32,804,575
Multiline Retail - 1.2%
Dillard's, Inc. Class A	5,148	460,643
Dollar General Corp.	69,641	4,719,571
Dollar Tree, Inc. (a)	52,843	3,460,688
JC Penney Corp., Inc. (a)(b)	69,291	635,398
Kohl's Corp.	46,591	2,148,777
Macy's, Inc.	78,304	3,991,938
Nordstrom, Inc.	32,222	2,101,197
Sears Holdings Corp. (a)(b)	2,859	66,815
		17,585,027
Specialty Retail - 4.2%
Aarons, Inc. Class A	14,659	361,638
Advance Auto Parts, Inc.	16,788	3,331,243
AutoNation, Inc. (a)	16,627	1,050,660
AutoZone, Inc. (a)	7,168	5,622,651
Bed Bath & Beyond, Inc. (a)	39,439	2,351,748
Best Buy Co., Inc.	69,349	2,429,295
Cabela's, Inc. Class A (a)(b)	11,787	461,697
CarMax, Inc. (a)	47,852	2,823,747
CST Brands, Inc.	17,936	644,440
Dick's Sporting Goods, Inc.	20,902	931,184
DSW, Inc. Class A	16,388	408,717
Foot Locker, Inc.	32,169	2,179,450
GameStop Corp. Class A (b)	24,689	1,137,422
Gap, Inc.	54,530	1,484,307
GNC Holdings, Inc.	19,789	588,723
L Brands, Inc.	56,756	5,447,441
Michaels Companies, Inc. (a)	14,132	330,406
Murphy U.S.A., Inc. (a)	10,201	626,035
O'Reilly Automotive, Inc. (a)	23,130	6,389,894
Office Depot, Inc. (a)	126,387	963,069
Penske Automotive Group, Inc.	9,823	479,755
Ross Stores, Inc.	94,928	4,801,458
Sally Beauty Holdings, Inc. (a)	36,056	847,677
Signet Jewelers Ltd.	18,341	2,768,391
Staples, Inc.	146,817	1,907,153
Tiffany & Co., Inc.	25,836	2,129,920
Tractor Supply Co.	31,349	2,896,334
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14,773	2,569,911
Urban Outfitters, Inc. (a)	21,008	600,829
Williams-Sonoma, Inc.	20,995	1,548,381
		60,113,576
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	11,963	1,087,197
Coach, Inc.	63,325	1,975,740
Fossil Group, Inc. (a)	9,659	525,546
Hanesbrands, Inc.	91,741	2,930,208
Kate Spade & Co. (a)	28,678	515,344
lululemon athletica, Inc. (a)(b)	25,651	1,261,260
Michael Kors Holdings Ltd. (a)	45,699	1,765,809
PVH Corp.	19,128	1,739,692
Ralph Lauren Corp.	13,690	1,516,441
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	28,180	879,216
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	40,991	3,897,424
		18,093,877

TOTAL CONSUMER DISCRETIONARY		235,185,549

CONSUMER STAPLES - 5.8%
Beverages - 1.6%
Brown-Forman Corp.:
Class A (b)	6,359	729,695
Class B (non-vtg.)	28,815	3,059,577
Coca-Cola Enterprises, Inc.	53,503	2,746,844
Constellation Brands, Inc. Class A (sub. vtg.)	37,568	5,064,166
Dr. Pepper Snapple Group, Inc.	44,002	3,932,459
Molson Coors Brewing Co. Class B	31,497	2,774,886
Monster Beverage Corp. (a)	34,284	4,673,595
		22,981,222
Food & Staples Retailing - 0.7%
Rite Aid Corp. (a)	226,414	1,784,142
Sprouts Farmers Market LLC(a)(b)	35,424	721,941
Sysco Corp.	136,144	5,615,940
Whole Foods Market, Inc.	82,287	2,465,319
		10,587,342
Food Products - 2.7%
Blue Buffalo Pet Products, Inc. (a)(b)	9,166	164,438
Bunge Ltd.	32,983	2,406,440
Campbell Soup Co.	39,914	2,027,232
ConAgra Foods, Inc.	97,916	3,970,494
Flowers Foods, Inc.	39,667	1,071,009
Hormel Foods Corp.	30,588	2,066,219
Ingredion, Inc.	16,424	1,561,265
Kellogg Co.	57,179	4,032,263
Keurig Green Mountain, Inc. (b)	29,492	1,496,719
McCormick & Co., Inc. (non-vtg.)	29,358	2,465,485
Mead Johnson Nutrition Co. Class A (b)	46,516	3,814,312
Pilgrim's Pride Corp. (b)	14,819	281,413
Pinnacle Foods, Inc.	26,732	1,178,347
The Hain Celestial Group, Inc. (a)	23,708	1,181,844
The Hershey Co.	33,281	2,951,692
The J.M. Smucker Co.	27,470	3,224,703
Tyson Foods, Inc. Class A	67,744	3,005,124
WhiteWave Foods Co. (a)	40,045	1,641,044
		38,540,043
Household Products - 0.5%
Church & Dwight Co., Inc.	29,991	2,581,925
Clorox Co.	30,060	3,665,516
Energizer Holdings, Inc.	14,019	600,434
Spectrum Brands Holdings, Inc.	5,852	560,914
		7,408,789
Personal Products - 0.3%
Avon Products, Inc. (b)	97,892	394,505
Coty, Inc. Class A	19,156	554,566
Edgewell Personal Care Co. (a)	14,350	1,215,589
Herbalife Ltd. (a)(b)	16,673	934,355
Nu Skin Enterprises, Inc. Class A (b)	13,637	521,070
		3,620,085

TOTAL CONSUMER STAPLES		83,137,481

ENERGY - 5.0%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	44,000	2,992,440
Diamond Offshore Drilling, Inc. (b)	14,385	285,974
Dril-Quip, Inc. (a)	9,125	561,735
Ensco PLC Class A (b)	54,152	900,548
FMC Technologies, Inc. (a)	53,017	1,793,565
Frank's International NV (b)	7,832	134,397
Helmerich & Payne, Inc.	21,954	1,235,352
Nabors Industries Ltd.	76,114	764,185
National Oilwell Varco, Inc.	88,760	3,340,926
Noble Corp. (b)	55,710	750,414
Oceaneering International, Inc.	22,909	962,636
Patterson-UTI Energy, Inc.	33,154	493,663
Rowan Companies PLC	28,125	553,500
RPC, Inc. (b)	12,401	136,783
Seadrill Ltd. (a)	85,939	556,025
Superior Energy Services, Inc.	33,919	480,293
Weatherford International Ltd. (a)(b)	177,309	1,815,644
		17,758,080
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)(b)	15,712	370,332
Cabot Oil & Gas Corp.	95,282	2,068,572
California Resources Corp.	73,271	296,015
Cheniere Energy, Inc. (a)	54,047	2,676,407
Chesapeake Energy Corp. (b)	133,622	952,725
Cimarex Energy Co.	21,639	2,554,700
Cobalt International Energy, Inc. (a)	83,257	638,581
Columbia Pipeline Group, Inc.	72,725	1,510,498
Concho Resources, Inc. (a)	29,631	3,434,529
CONSOL Energy, Inc.	52,691	350,922
Continental Resources, Inc. (a)	19,803	671,520
CVR Energy, Inc.	3,776	167,881
Denbury Resources, Inc. (b)	81,071	286,991
Diamondback Energy, Inc.	15,193	1,121,851
Energen Corp.	18,206	1,058,679
EP Energy Corp. (a)(b)	7,297	40,206
EQT Corp.	35,095	2,318,727
Golar LNG Ltd.	20,697	600,420
Gulfport Energy Corp. (a)	24,570	748,648
Hess Corp.	57,768	3,247,139
HollyFrontier Corp.	44,729	2,190,379
Kosmos Energy Ltd. (a)	37,323	254,543
Laredo Petroleum, Inc. (a)	28,370	325,688
Marathon Oil Corp.	155,200	2,852,576
Memorial Resource Development Corp. (a)	20,541	363,370
Murphy Oil Corp.	41,062	1,167,393
Newfield Exploration Co.(a)	37,074	1,490,004
Noble Energy, Inc.	98,623	3,534,648
ONEOK, Inc.	47,982	1,627,549
PBF Energy, Inc. Class A	22,230	755,820
Pioneer Natural Resources Co.	34,291	4,702,668
QEP Resources, Inc.	40,822	631,108
Range Resources Corp. (b)	39,017	1,187,677
Rice Energy, Inc. (a)	16,709	254,979
SM Energy Co.	15,125	504,419
Southwestern Energy Co. (a)	87,854	969,908
Targa Resources Corp.	12,715	726,662
Teekay Corp.	10,692	343,534
Tesoro Corp.	28,910	3,091,346
Whiting Petroleum Corp. (a)	46,285	797,491
World Fuel Services Corp.	16,806	747,195
WPX Energy, Inc. (a)	52,349	359,114
		53,993,414

TOTAL ENERGY		71,751,494

FINANCIALS - 22.1%
Banks - 3.0%
Associated Banc-Corp.	34,712	671,330
Bank of Hawaii Corp.	10,109	661,937
BankUnited, Inc.	23,565	876,147
BOK Financial Corp. (b)	6,603	443,590
CIT Group, Inc.	39,750	1,709,250
Citizens Financial Group, Inc.	71,260	1,731,618
Comerica, Inc.	40,828	1,771,935
Commerce Bancshares, Inc.	19,081	869,140
Cullen/Frost Bankers, Inc.	12,475	853,789
East West Bancorp, Inc.	32,829	1,325,963
Fifth Third Bancorp	186,205	3,547,205
First Horizon National Corp.	53,150	753,667
First Niagara Financial Group, Inc.	81,524	843,773
First Republic Bank	32,691	2,135,049
Huntington Bancshares, Inc.	185,946	2,039,828
KeyCorp	193,943	2,408,772
M&T Bank Corp.	30,528	3,658,781
PacWest Bancorp	25,795	1,161,807
Peoples United Financial, Inc.	70,728	1,128,112
Popular, Inc.	23,702	700,868
Regions Financial Corp.	308,230	2,881,951
Signature Bank (a)	11,678	1,739,088
SunTrust Banks, Inc.	118,194	4,907,415
SVB Financial Group (a)	11,808	1,441,403
Synovus Financial Corp.	30,673	970,187
TCF Financial Corp.	38,518	592,792
Zions Bancorporation	46,477	1,337,143
		43,162,540
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	12,526	2,257,937
Ameriprise Financial, Inc.	41,532	4,791,132
Artisan Partners Asset Management, Inc.	8,433	322,562
E*TRADE Financial Corp. (a)	66,288	1,889,871
Eaton Vance Corp. (non-vtg.)	27,075	977,678
Federated Investors, Inc. Class B (non-vtg.)	21,532	661,678
Interactive Brokers Group, Inc.	13,325	548,191
Invesco Ltd.	98,982	3,283,233
Lazard Ltd. Class A	28,972	1,341,983
Legg Mason, Inc.	22,474	1,005,712
LPL Financial (b)	18,725	797,685
Northern Trust Corp.	53,461	3,763,120
NorthStar Asset Management Group, Inc.	44,816	655,658
Raymond James Financial, Inc.	29,201	1,609,267
SEI Investments Co.	31,807	1,648,239
T. Rowe Price Group, Inc.	59,598	4,506,801
TD Ameritrade Holding Corp.	61,348	2,114,666
Waddell & Reed Financial, Inc. Class A	19,196	709,100
		32,884,513
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	110,191	2,195,005
Credit Acceptance Corp. (a)(b)	1,908	360,784
LendingClub Corp. (b)	14,756	209,240
Navient Corp.	89,682	1,182,906
Santander Consumer U.S.A. Holdings, Inc. (a)	20,125	362,451
SLM Corp. (a)	96,414	680,683
Springleaf Holdings, Inc. (a)	12,032	564,421
Synchrony Financial (a)(b)	29,425	905,113
		6,460,603
Diversified Financial Services - 1.7%
CBOE Holdings, Inc.	19,106	1,280,866
IntercontinentalExchange, Inc.	25,491	6,433,928
Leucadia National Corp.	75,141	1,503,571
McGraw Hill Financial, Inc.	62,758	5,813,901
Moody's Corp.	40,629	3,906,885
MSCI, Inc. Class A	25,789	1,727,863
The NASDAQ OMX Group, Inc.	26,674	1,544,158
Voya Financial, Inc.	52,908	2,146,478
		24,357,650
Insurance - 4.7%
Alleghany Corp. (a)	3,667	1,819,822
Allied World Assurance Co. Holdings AG	21,814	793,157
American Financial Group, Inc.	15,914	1,148,832
American National Insurance Co.	1,692	174,750
AmTrust Financial Services, Inc. (b)	8,753	597,130
Aon PLC	64,519	6,020,268
Arch Capital Group Ltd. (a)	28,474	2,132,418
Arthur J. Gallagher & Co.	38,602	1,688,065
Aspen Insurance Holdings Ltd.	14,109	685,838
Assurant, Inc.	15,444	1,259,149
Assured Guaranty Ltd.	34,188	938,119
Axis Capital Holdings Ltd.	22,936	1,238,544
Brown & Brown, Inc.	26,383	851,379
Cincinnati Financial Corp.	37,756	2,274,044
CNA Financial Corp.	5,871	214,644
Endurance Specialty Holdings Ltd.	14,231	898,403
Erie Indemnity Co. Class A	5,603	490,038
Everest Re Group Ltd.	10,158	1,807,819
FNF Group	64,128	2,262,436
Genworth Financial, Inc. Class A (a)	115,277	539,496
Hanover Insurance Group, Inc.	10,021	844,269
Hartford Financial Services Group, Inc.	96,181	4,449,333
Lincoln National Corp.	58,149	3,111,553
Loews Corp.	71,629	2,611,593
Markel Corp. (a)	3,185	2,764,580
Mercury General Corp.	6,293	339,885
Old Republic International Corp.	59,881	1,080,253
PartnerRe Ltd.	10,911	1,516,629
Principal Financial Group, Inc.	67,668	3,394,227
ProAssurance Corp.	12,558	665,072
Progressive Corp.	134,287	4,448,928
Reinsurance Group of America, Inc.	15,358	1,385,906
RenaissanceRe Holdings Ltd.	10,638	1,166,244
StanCorp Financial Group, Inc.	9,586	1,099,706
Torchmark Corp.	29,072	1,686,467
Unum Group	57,252	1,983,782
Validus Holdings Ltd.	19,351	857,249
W.R. Berkley Corp.	22,139	1,236,020
White Mountains Insurance Group Ltd.	1,382	1,091,780
XL Group PLC Class A	70,485	2,684,069
		66,251,896
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	16,395	1,471,287
American Campus Communities, Inc.	25,957	1,053,075
American Capital Agency Corp.	80,584	1,436,813
American Homes 4 Rent Class A	37,930	625,845
Annaly Capital Management, Inc.	217,384	2,162,971
Apartment Investment & Management Co. Class A	36,025	1,411,820
Apple Hospitality (REIT), Inc.	40,567	799,981
AvalonBay Communities, Inc.	30,296	5,296,650
BioMed Realty Trust, Inc.	46,493	1,088,401
Boston Properties, Inc.	35,191	4,428,787
Brandywine Realty Trust (SBI)	41,472	559,872
Brixmor Property Group, Inc.	39,910	1,022,494
Camden Property Trust (SBI)	20,011	1,476,612
Care Capital Properties, Inc.	18,693	615,934
CBL & Associates Properties, Inc.	38,351	559,158
Chimera Investment Corp.	47,888	674,263
Columbia Property Trust, Inc.	28,887	717,553
Communications Sales & Leasing, Inc.	27,104	544,519
Corporate Office Properties Trust (SBI)	21,747	500,181
Corrections Corp. of America	27,135	773,348
Crown Castle International Corp.	76,415	6,530,426
DDR Corp.	69,289	1,164,055
Digital Realty Trust, Inc.	31,174	2,305,629
Douglas Emmett, Inc.	33,662	1,028,374
Duke Realty LP	79,595	1,647,617
Empire State Realty Trust, Inc.	25,768	459,186
Equinix, Inc.	13,045	3,870,191
Equity Commonwealth (a)	30,027	862,075
Equity Lifestyle Properties, Inc.	19,427	1,174,945
Essex Property Trust, Inc.	15,004	3,307,482
Extra Space Storage, Inc.	28,134	2,229,338
Federal Realty Investment Trust (SBI) (b)	15,613	2,240,309
Gaming & Leisure Properties	20,524	598,685
General Growth Properties, Inc.	132,336	3,831,127
HCP, Inc.	105,883	3,938,848
Healthcare Trust of America, Inc.	28,639	753,492
Hospitality Properties Trust (SBI)	34,114	915,620
Host Hotels & Resorts, Inc.	173,960	3,014,727
Iron Mountain, Inc. (b)	48,447	1,484,416
Kilroy Realty Corp.	20,319	1,337,803
Kimco Realty Corp.	94,929	2,541,249
Lamar Advertising Co. Class A	18,675	1,053,830
Liberty Property Trust (SBI)	34,060	1,158,721
MFA Financial, Inc.	83,289	576,360
Mid-America Apartment Communities, Inc.	17,321	1,475,576
National Retail Properties, Inc.	30,898	1,174,124
NorthStar Realty Finance Corp.	83,703	1,005,273
Omega Healthcare Investors, Inc.	42,132	1,454,397
Outfront Media, Inc.	31,847	751,908
Paramount Group, Inc.	40,947	727,628
Piedmont Office Realty Trust, Inc. Class A	35,606	690,044
Plum Creek Timber Co., Inc.	40,205	1,637,952
Post Properties, Inc.	12,618	753,799
Prologis, Inc. (b)	119,983	5,126,874
Rayonier, Inc.	29,088	658,843
Realty Income Corp.	56,870	2,812,790
Regency Centers Corp.	21,467	1,458,897
Retail Properties America, Inc.	54,018	808,649
Senior Housing Properties Trust (SBI)	53,609	814,321
SL Green Realty Corp.	22,876	2,713,551
Spirit Realty Capital, Inc.	102,070	1,039,073
Starwood Property Trust, Inc.	54,271	1,090,304
Tanger Factory Outlet Centers, Inc.	22,003	769,005
Taubman Centers, Inc.	14,078	1,083,724
The Macerich Co.	36,319	3,077,672
Two Harbors Investment Corp.	84,121	711,664
UDR, Inc.	59,407	2,047,165
Ventas, Inc.	75,801	4,072,030
VEREIT, Inc.	207,408	1,713,190
Vornado Realty Trust	43,060	4,329,683
Weingarten Realty Investors (SBI)	28,318	1,012,652
Welltower, Inc.	80,296	5,208,802
Weyerhaeuser Co.	118,838	3,485,519
WP Carey, Inc.	23,854	1,511,628
WP Glimcher, Inc.	42,346	492,061
		130,952,867
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	65,683	2,448,662
Forest City Enterprises, Inc. Class A (a)	49,825	1,101,133
Howard Hughes Corp. (a)	9,059	1,119,511
Jones Lang LaSalle, Inc.	10,329	1,721,948
Realogy Holdings Corp. (a)	33,716	1,318,296
		7,709,550
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	121,455	1,229,125
New York Community Bancorp, Inc.	102,044	1,685,767
TFS Financial Corp.	15,601	273,954
		3,188,846

TOTAL FINANCIALS		314,968,465

HEALTH CARE - 9.4%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	5,837	425,284
Alkermes PLC (a)	34,197	2,459,448
Alnylam Pharmaceuticals, Inc. (a)	16,999	1,461,064
BioMarin Pharmaceutical, Inc. (a)	36,787	4,305,550
bluebird bio, Inc. (a)	8,202	632,620
Incyte Corp. (a)	35,889	4,218,034
Intercept Pharmaceuticals, Inc. (a)(b)	3,682	578,810
Intrexon Corp. (a)(b)	10,486	352,330
Isis Pharmaceuticals, Inc. (a)(b)	27,628	1,330,288
Juno Therapeutics, Inc. (b)	2,607	134,938
Medivation, Inc. (a)	36,014	1,514,749
Opko Health, Inc. (a)(b)	69,914	660,687
Puma Biotechnology, Inc. (a)(b)	5,794	477,541
Seattle Genetics, Inc. (a)(b)	24,186	1,003,477
United Therapeutics Corp. (a)	10,596	1,553,691
		21,108,511
Health Care Equipment & Supplies - 3.0%
Alere, Inc. (a)	19,463	897,634
Align Technology, Inc. (a)	18,610	1,218,211
Boston Scientific Corp. (a)	307,300	5,617,444
C.R. Bard, Inc.	17,055	3,178,199
DENTSPLY International, Inc.	31,974	1,945,618
DexCom, Inc. (a)	18,127	1,510,342
Edwards Lifesciences Corp. (a)	24,660	3,875,319
Hill-Rom Holdings, Inc.	13,228	696,983
Hologic, Inc. (a)	56,434	2,193,025
IDEXX Laboratories, Inc. (a)(b)	21,365	1,466,066
Intuitive Surgical, Inc. (a)	8,452	4,197,263
ResMed, Inc.	32,171	1,853,371
Sirona Dental Systems, Inc. (a)	12,671	1,382,786
St. Jude Medical, Inc.	64,487	4,114,915
Teleflex, Inc.	9,541	1,268,953
The Cooper Companies, Inc.	11,045	1,682,816
Varian Medical Systems, Inc. (a)	22,844	1,793,939
Zimmer Biomet Holdings, Inc.	39,095	4,088,164
		42,981,048
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	11,900	730,779
AmerisourceBergen Corp.	50,318	4,856,190
Brookdale Senior Living, Inc. (a)	42,522	889,135
Centene Corp. (a)	27,174	1,616,310
Community Health Systems, Inc. (a)	27,168	761,791
DaVita HealthCare Partners, Inc. (a)	40,363	3,128,536
Envision Healthcare Holdings, Inc. (a)	42,518	1,199,008
Health Net, Inc. (a)	17,712	1,138,173
Henry Schein, Inc. (a)	19,170	2,908,281
Laboratory Corp. of America Holdings (a)	23,042	2,828,175
LifePoint Hospitals, Inc. (a)	10,155	699,476
MEDNAX, Inc. (a)	21,444	1,511,159
Patterson Companies, Inc.	19,925	944,445
Premier, Inc. (a)	8,634	291,916
Quest Diagnostics, Inc.	33,010	2,243,030
Tenet Healthcare Corp. (a)	22,771	714,326
Universal Health Services, Inc. Class B	21,044	2,569,262
VCA, Inc. (a)	18,886	1,034,386
		30,064,378
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	41,072	577,472
athenahealth, Inc. (a)(b)	8,769	1,336,834
Cerner Corp. (a)	68,846	4,563,801
IMS Health Holdings, Inc. (a)	30,579	832,360
Inovalon Holdings, Inc. Class A	5,614	129,403
Veeva Systems, Inc. Class A (a)	15,924	403,992
		7,843,862
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	76,483	2,887,998
Bio-Rad Laboratories, Inc. Class A (a)	4,796	668,946
Bio-Techne Corp.	8,426	743,173
Bruker Corp. (a)	25,211	463,126
Charles River Laboratories International, Inc. (a)	11,006	718,031
Mettler-Toledo International, Inc. (a)	6,410	1,993,446
PerkinElmer, Inc.	25,890	1,336,960
QIAGEN NV (a)	53,124	1,284,007
Quintiles Transnational Holdings, Inc. (a)	18,228	1,160,212
VWR Corp.	6,676	183,657
Waters Corp. (a)	18,953	2,422,193
		13,861,749
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	17,569	469,795
Endo Health Solutions, Inc. (a)	52,004	3,119,720
Jazz Pharmaceuticals PLC (a)	13,988	1,920,273
Mallinckrodt PLC (a)	26,710	1,754,046
Perrigo Co. PLC	33,560	5,293,754
Zoetis, Inc. Class A	114,670	4,931,957
		17,489,545

TOTAL HEALTH CARE		133,349,093

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	24,135	1,133,138
BWX Technologies, Inc.	24,379	689,926
Hexcel Corp.	21,856	1,012,370
Huntington Ingalls Industries, Inc.	11,074	1,328,216
L-3 Communications Holdings, Inc.	18,837	2,380,997
Orbital ATK, Inc.	13,764	1,178,474
Rockwell Collins, Inc.	30,313	2,628,743
Spirit AeroSystems Holdings, Inc. Class A (a)	32,500	1,714,050
Textron, Inc.	63,535	2,679,271
TransDigm Group, Inc. (a)	12,265	2,696,460
Triumph Group, Inc.	11,087	516,432
		17,958,077
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33,473	2,322,357
Expeditors International of Washington, Inc.	43,925	2,187,026
		4,509,383
Airlines - 1.2%
Alaska Air Group, Inc.	29,714	2,265,693
Copa Holdings SA Class A (b)	7,490	378,395
JetBlue Airways Corp. (a)	72,038	1,789,424
Southwest Airlines Co.	153,058	7,085,049
Spirit Airlines, Inc. (a)	16,610	616,563
United Continental Holdings, Inc. (a)	87,561	5,280,804
		17,415,928
Building Products - 0.7%
A.O. Smith Corp.	17,135	1,316,311
Allegion PLC	21,787	1,419,859
Armstrong World Industries, Inc. (a)	9,040	448,565
Fortune Brands Home & Security, Inc.	36,640	1,917,371
Lennox International, Inc.	9,339	1,240,313
Masco Corp.	80,109	2,323,161
Owens Corning	26,875	1,223,619
USG Corp. (a)(b)	20,548	484,316
		10,373,515
Commercial Services & Supplies - 1.3%
ADT Corp. (b)	39,115	1,292,360
Cintas Corp.	20,803	1,936,551
Clean Harbors, Inc. (a)(b)	13,279	617,341
Copart, Inc. (a)	27,924	1,011,128
Covanta Holding Corp.	26,919	451,162
KAR Auction Services, Inc.	32,589	1,251,418
Pitney Bowes, Inc.	45,961	949,095
R.R. Donnelley & Sons Co.	47,362	798,997
Republic Services, Inc.	55,660	2,434,568
Rollins, Inc.	21,378	573,358
Stericycle, Inc. (a)	19,515	2,368,536
Tyco International Ltd.	96,723	3,524,586
Waste Connections, Inc.	28,305	1,542,056
		18,751,156
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	34,174	1,007,108
Chicago Bridge & Iron Co. NV (b)	22,437	1,006,748
Fluor Corp.	33,400	1,596,854
Jacobs Engineering Group, Inc. (a)	28,553	1,146,117
KBR, Inc.	32,949	607,580
Quanta Services, Inc. (a)(b)	46,559	936,301
		6,300,708
Electrical Equipment - 0.8%
Acuity Brands, Inc.	9,913	2,166,982
AMETEK, Inc.	55,312	3,032,204
Babcock & Wilcox Enterprises, Inc. (a)	12,630	214,457
Hubbell, Inc. Class B	13,350	1,292,948
Regal Beloit Corp.	10,266	654,868
Rockwell Automation, Inc.	31,017	3,385,816
SolarCity Corp. (a)(b)	13,333	395,323
		11,142,598
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	15,049	1,309,263
Roper Industries, Inc.	23,076	4,300,213
		5,609,476
Machinery - 3.2%
AGCO Corp.	17,358	839,954
Allison Transmission Holdings, Inc.	40,973	1,175,925
Colfax Corp. (a)(b)	23,123	623,396
Crane Co.	10,850	571,144
Donaldson Co., Inc. (b)	31,656	956,011
Dover Corp.	36,722	2,365,998
Flowserve Corp.	30,587	1,418,013
Graco, Inc.	13,419	984,955
IDEX Corp.	17,781	1,364,870
Ingersoll-Rand PLC	60,819	3,604,134
ITT Corp.	20,609	815,704
Joy Global, Inc.	21,664	372,188
Kennametal, Inc.	18,180	511,222
Lincoln Electric Holdings, Inc.	17,342	1,037,225
Manitowoc Co., Inc. (b)	31,534	482,470
Middleby Corp. (a)	13,112	1,533,317
Nordson Corp.	13,897	990,022
Oshkosh Corp.	17,945	737,360
PACCAR, Inc.	81,522	4,292,133
Parker Hannifin Corp.	31,779	3,327,261
Pentair PLC	41,020	2,293,838
Snap-On, Inc.	13,378	2,219,276
SPX Corp.	9,024	110,544
SPX Flow, Inc. (a)	9,512	322,457
Stanley Black & Decker, Inc.	35,304	3,741,518
Terex Corp.	24,280	487,057
Timken Co.	18,479	583,936
Toro Co.	12,813	964,435
Trinity Industries, Inc.	35,694	966,237
Valmont Industries, Inc.	5,316	576,467
WABCO Holdings, Inc. (a)	12,604	1,414,547
Wabtec Corp.	22,236	1,842,697
Xylem, Inc.	41,416	1,507,957
		45,034,268
Marine - 0.1%
Kirby Corp. (a)	12,861	839,695
Professional Services - 1.3%
Dun & Bradstreet Corp.	8,212	935,100
Equifax, Inc.	27,342	2,913,837
IHS, Inc. Class A (a)	15,720	1,879,169
Manpower, Inc.	17,920	1,644,698
Nielsen Holdings PLC	84,290	4,004,618
Robert Half International, Inc.	30,896	1,626,983
Towers Watson & Co.	15,940	1,969,546
TransUnion Holding Co., Inc.	7,619	195,884
Verisk Analytics, Inc. (a)	38,803	2,778,683
		17,948,518
Road & Rail - 0.7%
AMERCO	1,685	684,632
Avis Budget Group, Inc. (a)	24,093	1,203,204
Genesee & Wyoming, Inc. Class A (a)	12,366	829,759
Hertz Global Holdings, Inc. (a)	92,797	1,809,542
J.B. Hunt Transport Services, Inc.	21,150	1,615,226
Kansas City Southern	25,424	2,104,090
Landstar System, Inc.	10,039	632,859
Old Dominion Freight Lines, Inc. (a)	15,894	984,474
Ryder System, Inc.	12,243	878,803
		10,742,589
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	23,268	784,364
Fastenal Co.	67,210	2,631,944
GATX Corp.	9,851	460,042
HD Supply Holdings, Inc. (a)	38,931	1,159,754
MSC Industrial Direct Co., Inc. Class A	10,887	683,377
Now, Inc. (a)(b)	24,398	402,811
United Rentals, Inc. (a)	22,176	1,660,095
W.W. Grainger, Inc. (b)	14,496	3,044,160
Watsco, Inc.	5,898	725,631
WESCO International, Inc. (a)	10,368	507,306
		12,059,484
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	15,895	1,264,447

TOTAL INDUSTRIALS		179,949,842

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	7,749	499,888
Arris Group, Inc. (a)	31,177	881,062
Brocade Communications Systems, Inc.	96,384	1,004,321
CommScope Holding Co., Inc. (a)	24,187	784,384
EchoStar Holding Corp. Class A (a)	10,136	454,397
F5 Networks, Inc. (a)	16,431	1,810,696
Harris Corp.	28,242	2,234,789
Juniper Networks, Inc.	90,580	2,843,306
Lumentum Holdings, Inc. (a)	10,011	143,558
Motorola Solutions, Inc.	40,367	2,824,479
Palo Alto Networks, Inc. (a)	16,575	2,668,575
Viavi Solutions, Inc. (a)	54,176	322,347
		16,471,802
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	71,035	3,851,518
Arrow Electronics, Inc. (a)	21,892	1,203,841
Avnet, Inc.	30,952	1,406,149
CDW Corp.	30,378	1,357,593
Cognex Corp.	19,706	740,946
Dolby Laboratories, Inc. Class A	11,333	392,915
Fitbit, Inc. (b)	9,565	387,765
FLIR Systems, Inc.	32,527	867,495
Ingram Micro, Inc. Class A	36,315	1,081,461
IPG Photonics Corp. (a)	7,822	646,254
Jabil Circuit, Inc.	44,804	1,029,596
Keysight Technologies, Inc. (a)	39,019	1,290,749
National Instruments Corp.	25,772	785,273
Trimble Navigation Ltd. (a)	60,004	1,365,091
Zebra Technologies Corp. Class A (a)	11,802	907,574
		17,314,220
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	41,031	2,495,505
CoStar Group, Inc. (a)	7,410	1,504,749
GoDaddy, Inc. (a)	5,161	141,824
HomeAway, Inc. (a)	21,995	694,162
IAC/InterActiveCorp	17,003	1,139,371
LinkedIn Corp. Class A (a)	25,085	6,042,224
Pandora Media, Inc. (a)	48,187	554,632
Rackspace Hosting, Inc. (a)	28,220	729,487
Twitter, Inc. (a)(b)	129,619	3,688,957
VeriSign, Inc. (a)(b)	23,749	1,914,169
Yelp, Inc. (a)(b)	14,624	325,384
Zillow Group, Inc. (a)(b)	10,205	314,416
Zillow Group, Inc. Class C (a)(b)	19,999	553,772
		20,098,652
IT Services - 3.4%
Alliance Data Systems Corp. (a)	14,231	4,231,019
Amdocs Ltd.	35,546	2,117,475
Black Knight Financial Services, Inc. Class A	4,476	161,270
Booz Allen Hamilton Holding Corp. Class A	23,091	680,261
Broadridge Financial Solutions, Inc.	27,435	1,634,577
Computer Sciences Corp.	31,773	2,115,764
CoreLogic, Inc. (a)	20,718	807,588
DST Systems, Inc.	8,383	1,023,983
Fidelity National Information Services, Inc.	65,031	4,742,061
Fiserv, Inc. (a)	54,267	5,237,308
FleetCor Technologies, Inc. (a)	21,125	3,060,168
Gartner, Inc. Class A (a)	19,003	1,723,002
Genpact Ltd. (a)	36,565	906,081
Global Payments, Inc.	15,161	2,068,112
Jack Henry & Associates, Inc.	18,841	1,457,163
Leidos Holdings, Inc.	15,284	803,480
Paychex, Inc.	74,400	3,837,552
Sabre Corp. (b)	25,693	753,319
Teradata Corp. (a)(b)	32,321	908,543
The Western Union Co. (b)	118,564	2,282,357
Total System Services, Inc.	37,820	1,983,659
Vantiv, Inc. (a)	32,803	1,645,070
VeriFone Systems, Inc. (a)	25,820	778,215
WEX, Inc. (a)	8,765	788,061
Xerox Corp.	253,893	2,384,055
		48,130,143
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	68,913	3,621,378
Analog Devices, Inc.	71,917	4,323,650
Applied Materials, Inc.	282,606	4,739,303
Atmel Corp.	95,453	725,443
Cree, Inc. (a)(b)	23,494	591,814
Cypress Semiconductor Corp. (b)	77,003	811,612
First Solar, Inc. (a)	17,269	985,542
Freescale Semiconductor, Inc. (a)	25,270	846,292
KLA-Tencor Corp.	36,588	2,455,787
Lam Research Corp.	36,197	2,772,328
Linear Technology Corp.	54,781	2,433,372
Marvell Technology Group Ltd.	103,656	851,016
Maxim Integrated Products, Inc.	65,116	2,668,454
Microchip Technology, Inc. (b)	47,774	2,307,006
NVIDIA Corp.	123,362	3,499,780
ON Semiconductor Corp. (a)	97,936	1,077,296
Qorvo, Inc. (a)	34,092	1,497,662
Skyworks Solutions, Inc.	43,829	3,385,352
SunEdison, Inc. (a)(b)	61,452	448,600
SunPower Corp. (a)(b)	12,494	335,339
Teradyne, Inc.	49,052	957,495
Xilinx, Inc.	59,503	2,833,533
		44,168,054
Software - 3.9%
Activision Blizzard, Inc.	115,590	4,017,908
ANSYS, Inc. (a)	20,627	1,965,959
Autodesk, Inc. (a)	52,251	2,883,733
CA Technologies, Inc.	72,428	2,006,980
Cadence Design Systems, Inc. (a)	67,434	1,498,383
CDK Global, Inc.	36,621	1,823,360
Citrix Systems, Inc. (a)	36,790	3,020,459
Electronic Arts, Inc. (a)	72,050	5,192,644
FactSet Research Systems, Inc.	9,611	1,683,078
FireEye, Inc. (a)(b)	31,385	820,718
Fortinet, Inc. (a)	32,708	1,123,847
Intuit, Inc.	63,186	6,156,212
King Digital Entertainment PLC (b)	18,864	282,205
NetSuite, Inc. (a)(b)	9,141	777,625
Nuance Communications, Inc. (a)	58,437	991,676
Parametric Technology Corp. (a)	26,657	944,724
Red Hat, Inc. (a)	42,097	3,330,294
ServiceNow, Inc. (a)	35,387	2,889,349
SolarWinds, Inc. (a)	14,388	834,936
Solera Holdings, Inc.	15,490	846,683
Splunk, Inc. (a)	28,710	1,612,354
SS&C Technologies Holdings, Inc.	18,488	1,370,885
Symantec Corp.	156,438	3,222,623
Synopsys, Inc. (a)	35,641	1,781,337
Tableau Software, Inc. (a)	11,340	952,106
Ultimate Software Group, Inc. (a)	6,517	1,331,749
Workday, Inc. Class A (a)	24,231	1,913,522
Zynga, Inc. (a)	179,742	425,989
		55,701,338
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)(b)	25,330	254,820
Lexmark International, Inc. Class A	14,028	455,770
NCR Corp. (a)	38,658	1,028,303
NetApp, Inc.	67,946	2,310,164
SanDisk Corp.	47,744	3,676,288
Western Digital Corp.	51,548	3,444,437
		11,169,782

TOTAL INFORMATION TECHNOLOGY		213,053,991

MATERIALS - 5.7%
Chemicals - 2.6%
Airgas, Inc.	15,615	1,501,538
Albemarle Corp. U.S.	25,741	1,377,658
Ashland, Inc.	15,596	1,711,193
Axalta Coating Systems	23,356	645,326
Cabot Corp.	15,080	541,975
Celanese Corp. Class A	35,033	2,489,095
CF Industries Holdings, Inc.	54,036	2,743,408
Cytec Industries, Inc.	16,329	1,215,204
Eastman Chemical Co.	34,106	2,461,430
FMC Corp.	30,610	1,246,133
Huntsman Corp.	46,698	615,013
International Flavors & Fragrances, Inc.	18,551	2,153,029
NewMarket Corp.	1,925	757,950
Platform Specialty Products Corp. (a)	29,756	310,653
RPM International, Inc.	30,690	1,402,840
Sherwin-Williams Co.	18,570	4,955,033
Sigma Aldrich Corp.	27,393	3,827,350
The Mosaic Co.	80,088	2,706,174
The Scotts Miracle-Gro Co. Class A	10,228	676,684
Valspar Corp.	18,533	1,500,246
W.R. Grace & Co. (a)	16,657	1,670,697
Westlake Chemical Corp.	9,295	560,210
		37,068,839
Construction Materials - 0.4%
Eagle Materials, Inc.	11,378	751,289
Martin Marietta Materials, Inc.	15,435	2,394,740
Vulcan Materials Co.	30,394	2,935,453
		6,081,482
Containers & Packaging - 1.3%
Aptargroup, Inc.	14,446	1,062,648
Avery Dennison Corp.	20,999	1,364,305
Ball Corp.	31,560	2,161,860
Bemis Co., Inc.	22,483	1,029,272
Crown Holdings, Inc. (a)	31,872	1,690,491
Graphic Packaging Holding Co.	74,842	1,059,763
Owens-Illinois, Inc. (a)	36,763	792,243
Packaging Corp. of America	22,416	1,534,375
Sealed Air Corp.	48,039	2,359,676
Silgan Holdings, Inc.	9,315	473,854
Sonoco Products Co.	23,267	993,268
WestRock Co.	59,953	3,223,073
		17,744,828
Metals & Mining - 1.1%
Alcoa, Inc.	301,386	2,691,377
Allegheny Technologies, Inc.	24,653	362,399
Compass Minerals International, Inc.	7,809	634,403
Freeport-McMoRan, Inc.	260,888	3,070,652
Newmont Mining Corp.	121,711	2,368,496
Nucor Corp.	72,925	3,084,728
Reliance Steel & Aluminum Co.	17,176	1,029,873
Royal Gold, Inc.	14,824	709,180
Steel Dynamics, Inc.	55,359	1,022,481
Tahoe Resources, Inc.	37,332	311,766
United States Steel Corp. (b)	33,696	393,569
		15,678,924
Paper & Forest Products - 0.3%
Domtar Corp.	14,746	608,125
International Paper Co.	96,673	4,126,970
		4,735,095

TOTAL MATERIALS		81,309,168

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	128,985	3,638,667
Frontier Communications Corp.	267,111	1,372,951
Level 3 Communications, Inc. (a)	66,385	3,382,316
Zayo Group Holdings, Inc. (b)	32,828	870,927
		9,264,861
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	29,745	3,540,250
Sprint Corp. (a)(b)	171,097	809,289
Telephone & Data Systems, Inc.	21,574	617,879
U.S. Cellular Corp. (a)	3,073	125,194
		5,092,612

TOTAL TELECOMMUNICATION SERVICES		14,357,473

UTILITIES - 5.8%
Electric Utilities - 2.2%
Edison International	74,677	4,519,452
Entergy Corp.	41,060	2,798,650
Eversource Energy	72,962	3,716,684
FirstEnergy Corp.	96,505	3,010,956
Great Plains Energy, Inc.	35,817	984,968
Hawaiian Electric Industries, Inc.	24,460	715,700
ITC Holdings Corp.	35,453	1,160,022
OGE Energy Corp.	45,943	1,309,835
Pepco Holdings, Inc.	57,924	1,542,516
Pinnacle West Capital Corp.	25,214	1,601,341
PPL Corp.	152,944	5,261,274
Westar Energy, Inc.	32,162	1,276,831
Xcel Energy, Inc.	116,388	4,146,904
		32,045,133
Gas Utilities - 0.5%
AGL Resources, Inc.	27,497	1,718,563
Atmos Energy Corp.	23,023	1,450,449
National Fuel Gas Co.	19,539	1,026,384
Questar Corp.	39,879	823,501
UGI Corp.	39,350	1,442,965
		6,461,862
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	85,138	1,320,490
NRG Energy, Inc.	77,062	993,329
Terraform Power, Inc.	13,595	248,109
The AES Corp.	156,941	1,718,504
		4,280,432
Multi-Utilities - 2.6%
Alliant Energy Corp.	25,836	1,524,841
Ameren Corp.	55,812	2,437,868
CenterPoint Energy, Inc.	99,062	1,837,600
CMS Energy Corp.	63,426	2,287,776
Consolidated Edison, Inc.	67,240	4,421,030
DTE Energy Co.	41,054	3,349,596
MDU Resources Group, Inc.	44,097	831,669
NiSource, Inc.	73,202	1,402,550
Public Service Enterprise Group, Inc.	115,767	4,780,019
SCANA Corp.	32,909	1,948,871
Sempra Energy	56,781	5,814,942
TECO Energy, Inc.	53,846	1,453,842
Vectren Corp.	18,751	852,608
WEC Energy Group, Inc.	72,273	3,726,396
		36,669,608
Water Utilities - 0.2%
American Water Works Co., Inc.	41,390	2,374,130
Aqua America, Inc.	40,422	1,156,069
		3,530,199

TOTAL UTILITIES		82,987,234

TOTAL COMMON STOCKS
(Cost $1,324,243,827)		1,410,049,790
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $999,460)	1,000,000	999,712
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.18% (d)	9,022,169	$9,022,169
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	83,270,456	83,270,456
TOTAL MONEY MARKET FUNDS
(Cost $92,292,625)		92,292,625
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $1,417,535,912)		1,503,342,127
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(78,257,269)
NET ASSETS - 100%		$1,425,084,858

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
103 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	14,846,420	$274,939

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $555,840.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,297
Fidelity Securities Lending Cash Central Fund	267,389
Total	$275,686

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,185,549	$235,185,549	$--	$--
Consumer Staples	83,137,481	83,137,481	--	--
Energy	71,751,494	71,751,494	--	--
Financials	314,968,465	314,968,465	--	--
Health Care	133,349,093	133,349,093	--	--
Industrials	179,949,842	179,949,842	--	--
Information Technology	213,053,991	213,053,991	--	--
Materials	81,309,168	81,309,168	--	--
Telecommunication Services	14,357,473	14,357,473	--	--
Utilities	82,987,234	82,987,234	--	--
U.S. Government and Government Agency Obligations	999,712	--	999,712	--
Money Market Funds	92,292,625	92,292,625	--	--
Total Investments in Securities:	$1,503,342,127	$1,502,342,415	$999,712	$--
Derivative Instruments:
Assets
Futures Contracts	$274,939	$274,939	$--	$--
Total Assets	$274,939	$274,939	$--	$--
Total Derivative Instruments:	$274,939	$274,939	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$274,939	$0
Total Equity Risk	274,939	0
Total Value of Derivatives	$274,939	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $81,162,985) — See accompanying schedule: Unaffiliated issuers (cost $1,325,243,287)	$1,411,049,502
Fidelity Central Funds (cost $92,292,625)	92,292,625
Total Investments (cost $1,417,535,912)		$1,503,342,127
Receivable for investments sold		2,562,273
Receivable for fund shares sold		4,970,219
Dividends receivable		919,419
Distributions receivable from Fidelity Central Funds		66,452
Receivable for daily variation margin for derivative instruments		585
Receivable from investment adviser for expense reductions		129,293
Other receivables		115
Total assets		1,511,990,483
Liabilities
Payable for investments purchased	$2,579,137
Payable for fund shares redeemed	835,779
Accrued management fee	138,949
Other affiliated payables	81,304
Collateral on securities loaned, at value	83,270,456
Total liabilities		86,905,625
Net Assets		$1,425,084,858
Net Assets consist of:
Paid in capital		$1,296,187,106
Undistributed net investment income		10,196,130
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,620,446
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,081,176
Net Assets		$1,425,084,858
Investor Class:
Net Asset Value, offering price and redemption price per share ($35,165,746 ÷ 2,033,863 shares)		$17.29
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,089,785,747 ÷ 62,936,240 shares)		$17.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($293,673,536 ÷ 16,955,872 shares)		$17.32
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,459,829 ÷ 372,971 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$10,481,942
Interest		1,076
Income from Fidelity Central Funds (including $267,389 from security lending)		275,686
Total income		10,758,704
Expenses
Management fee	$823,503
Transfer agent fees	481,832
Independent trustees' compensation	2,823
Miscellaneous	881
Total expenses before reductions	1,309,039
Expense reductions	(765,644)	543,395
Net investment income (loss)		10,215,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,225,947
Foreign currency transactions	(43,469)
Futures contracts	(531,916)
Total net realized gain (loss)		34,650,562
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,524,268)
Assets and liabilities in foreign currencies	26
Futures contracts	229,871
Total change in net unrealized appreciation (depreciation)		(85,294,371)
Net gain (loss)		(50,643,809)
Net increase (decrease) in net assets resulting from operations		$(40,428,500)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,215,309	$13,134,714
Net realized gain (loss)	34,650,562	15,964,091
Change in net unrealized appreciation (depreciation)	(85,294,371)	74,849,310
Net increase (decrease) in net assets resulting from operations	(40,428,500)	103,948,115
Distributions to shareholders from net investment income	(4,527,848)	(10,372,608)
Distributions to shareholders from net realized gain	(5,591,721)	(12,190,163)
Total distributions	(10,119,569)	(22,562,771)
Share transactions - net increase (decrease)	160,046,926	606,761,699
Redemption fees	11,756	23,788
Total increase (decrease) in net assets	109,510,613	688,170,831
Net Assets
Beginning of period	1,315,574,245	627,403,414
End of period (including undistributed net investment income of $10,196,130 and undistributed net investment income of $4,508,669, respectively)	$1,425,084,858	$1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Investor Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.23	.20	.18	.09
Net realized and unrealized gain (loss)	(.66)	1.88	2.65	1.99	1.64
Total from investment operations	(.54)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.05)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.12)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.29	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	(3.02)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.33%J	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.22%J	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.22%J	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.35%J	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$35,166	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.23	.21	.10
Net realized and unrealized gain (loss)	(.66)	1.89	2.64	1.98	1.64
Total from investment operations	(.53)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.06)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.13)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	(2.96)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.08%I	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.49%I	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,089,786	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	21%I	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.23	.21	.10
Net realized and unrealized gain (loss)	(.65)	1.88	2.65	1.98	1.65
Total from investment operations	(.52)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.14)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.95)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.14%J	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%J	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.51%J	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$293,674	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.061 and distributions from net realized gain of $.074 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.26	.23	.22	.10
Net realized and unrealized gain (loss)	(.66)	1.88	2.65	1.97	1.65
Total from investment operations	(.52)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.14)C	(.45)D	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.94)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.12%J	.12%	.12%	.12%	.12%J
Expenses net of fee waivers, if any	.04%J	.04%	.04%	.05%	.06%J
Expenses net of all reductions	.04%J	.04%	.04%	.05%	.06%J
Net investment income (loss)	1.53%J	1.49%	1.53%	1.77%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,460	$25,167	$4,263	$996	$109
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.074 per share.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Steris Corp.	0.4	0.2
Tyler Technologies, Inc.	0.3	0.2
Manhattan Associates, Inc.	0.3	0.2
Anacor Pharmaceuticals, Inc.	0.3	0.1
CubeSmart	0.3	0.2
Piedmont Natural Gas Co., Inc.	0.3	0.2
Maximus, Inc.	0.3	0.3
West Pharmaceutical Services, Inc.	0.3	0.2
Team Health Holdings, Inc.	0.3	0.2
Investors Bancorp, Inc.	0.3	0.3
	3.1

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	23.7
Information Technology	17.6	17.9
Health Care	15.0	15.2
Consumer Discretionary	13.9	13.7
Industrials	12.4	13.4
Materials	3.7	4.3
Utilities	3.7	3.5
Consumer Staples	3.4	3.1
Energy	3.1	3.9
Telecommunication Services	0.9	0.8

Spartan® Small Cap Index Fund

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	61,069	$1,353,289
Cooper Tire & Rubber Co.	46,421	1,939,934
Cooper-Standard Holding, Inc. (a)(b)	10,942	711,668
Dana Holding Corp. (b)	130,136	2,186,285
Dorman Products, Inc. (a)(b)	21,533	1,005,160
Drew Industries, Inc.	19,443	1,163,275
Federal-Mogul Corp. Class A (a)	23,440	181,660
Fox Factory Holding Corp. (a)	13,423	238,258
Gentherm, Inc. (a)	29,041	1,427,656
Horizon Global Corp. (a)	14,047	123,473
Metaldyne Performance Group, Inc.	8,818	192,409
Modine Manufacturing Co. (a)	40,181	336,315
Motorcar Parts of America, Inc. (a)	14,282	480,732
Remy International, Inc.	22,637	667,565
Standard Motor Products, Inc.	15,892	703,221
Stoneridge, Inc. (a)	22,049	279,802
Strattec Security Corp.	2,762	165,223
Superior Industries International, Inc.	18,829	370,555
Tenneco, Inc. (a)	49,542	2,803,582
Tower International, Inc.	17,149	471,083
		16,801,145
Automobiles - 0.0%
Winnebago Industries, Inc.	21,464	450,529
Distributors - 0.3%
Core-Mark Holding Co., Inc.	18,681	1,518,578
Fenix Parts, Inc.	11,249	88,530
Pool Corp.	34,929	2,848,111
VOXX International Corp. (a)(b)	15,704	81,033
Weyco Group, Inc.	5,041	143,114
		4,679,366
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	21,450	450,021
American Public Education, Inc. (a)	13,550	294,442
Apollo Education Group, Inc. Class A (non-vtg.) (a)	75,683	549,459
Ascent Capital Group, Inc. (a)(b)	10,427	227,100
Bridgepoint Education, Inc. (a)	12,768	98,952
Bright Horizons Family Solutions, Inc. (a)	30,285	1,938,846
Cambium Learning Group, Inc. (a)	9,332	44,887
Capella Education Co.	9,736	439,580
Career Education Corp. (a)	52,879	190,893
Carriage Services, Inc.	12,916	277,823
Chegg, Inc. (a)(b)	61,388	423,577
Collectors Universe, Inc.	6,428	111,140
DeVry, Inc. (b)	52,008	1,225,308
Grand Canyon Education, Inc. (a)	38,427	1,597,026
Houghton Mifflin Harcourt Co. (a)	111,181	2,178,036
K12, Inc. (a)	27,391	265,967
Liberty Tax, Inc.	4,808	111,017
LifeLock, Inc. (a)(b)	76,738	1,075,099
Regis Corp. (a)	32,987	544,945
Sotheby's Class A (Ltd. vtg.) (b)	50,499	1,749,790
Steiner Leisure Ltd. (a)	10,282	651,468
Strayer Education, Inc. (a)	8,719	461,409
Universal Technical Institute, Inc.	15,749	66,933
Weight Watchers International, Inc. (a)(b)	22,466	345,527
		15,319,245
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	78,886	847,236
Biglari Holdings, Inc. (a)	1,329	510,509
BJ's Restaurants, Inc. (a)	17,236	739,941
Bloomin' Brands, Inc.	100,452	1,704,670
Bob Evans Farms, Inc.	18,133	784,615
Bojangles', Inc. (a)(b)	6,477	107,713
Boyd Gaming Corp. (a)	64,570	1,290,754
Bravo Brio Restaurant Group, Inc. (a)	13,279	155,895
Buffalo Wild Wings, Inc. (a)	15,348	2,367,736
Caesars Acquisition Co. (a)(b)	37,054	271,235
Caesars Entertainment Corp. (a)(b)	45,060	362,733
Carrols Restaurant Group, Inc. (a)	28,811	338,817
Churchill Downs, Inc.	10,831	1,590,316
Chuy's Holdings, Inc. (a)(b)	13,170	358,356
ClubCorp Holdings, Inc.	35,859	732,958
Cracker Barrel Old Country Store, Inc. (b)	15,481	2,128,018
Dave & Buster's Entertainment, Inc.	18,214	702,696
Del Frisco's Restaurant Group, Inc. (a)	19,139	257,802
Denny's Corp. (a)	68,310	748,678
Diamond Resorts International, Inc. (a)(b)	33,479	952,143
DineEquity, Inc.	13,761	1,148,355
El Pollo Loco Holdings, Inc. (a)(b)	10,261	117,796
Eldorado Resorts, Inc. (a)	22,781	225,532
Empire Resorts, Inc. (a)(b)	11,695	54,265
Fiesta Restaurant Group, Inc. (a)(b)	21,820	771,555
Fogo de Chao, Inc. (b)	4,498	67,920
Habit Restaurants, Inc. Class A (b)	9,380	223,994
International Speedway Corp. Class A	22,515	781,045
Interval Leisure Group, Inc.	31,885	562,770
Intrawest Resorts Holdings, Inc. (a)	14,549	130,359
Isle of Capri Casinos, Inc. (a)	18,001	344,359
J. Alexanders Holdings, Inc. (a)	10,724	103,379
Jack in the Box, Inc.	30,249	2,254,458
Jamba, Inc. (a)(b)	10,975	145,419
Kona Grill, Inc. (a)(b)	6,616	90,970
Krispy Kreme Doughnuts, Inc. (a)(b)	52,736	721,956
La Quinta Holdings, Inc. (a)	75,884	1,149,643
Marcus Corp.	14,615	302,384
Marriott Vacations Worldwide Corp.	20,907	1,346,411
Monarch Casino & Resort, Inc. (a)	8,011	175,761
Morgans Hotel Group Co. (a)	24,587	88,267
Noodles & Co. (a)(b)	9,466	139,813
Papa John's International, Inc. (b)	23,331	1,637,136
Papa Murphy's Holdings, Inc. (a)	7,040	97,222
Penn National Gaming, Inc. (a)	64,899	1,159,096
Pinnacle Entertainment, Inc. (a)	48,769	1,707,403
Planet Fitness, Inc. (a)	12,455	203,515
Popeyes Louisiana Kitchen, Inc. (a)	18,529	1,045,777
Potbelly Corp. (a)(b)	18,289	204,837
Red Robin Gourmet Burgers, Inc. (a)	11,458	858,090
Ruby Tuesday, Inc. (a)(b)	50,552	264,387
Ruth's Hospitality Group, Inc.	28,734	445,664
Scientific Games Corp. Class A (a)(b)	40,596	450,210
SeaWorld Entertainment, Inc.	55,411	1,104,341
Shake Shack, Inc. Class A (b)	4,487	204,473
Sonic Corp.	42,058	1,200,335
Speedway Motorsports, Inc.	9,209	170,090
Texas Roadhouse, Inc. Class A	56,503	1,940,878
The Cheesecake Factory, Inc.	39,385	1,898,357
Vail Resorts, Inc.	29,252	3,339,701
Wingstop, Inc.	5,549	128,348
Zoe's Kitchen, Inc. (a)(b)	15,735	541,756
		46,500,848
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	8,439	269,710
Beazer Homes U.S.A., Inc. (a)	25,821	367,691
CalAtlantic Group, Inc. (b)	62,251	2,371,141
Cavco Industries, Inc. (a)	7,195	709,427
Century Communities, Inc. (a)	12,014	229,227
CSS Industries, Inc.	7,497	204,668
Ethan Allen Interiors, Inc. (b)	20,420	555,628
Flexsteel Industries, Inc.	4,541	197,488
Green Brick Partners, Inc. (a)	17,492	184,541
Helen of Troy Ltd. (a)	23,013	2,283,120
Hooker Furniture Corp.	9,182	227,897
Hovnanian Enterprises, Inc. Class A (a)(b)	98,527	202,966
Installed Building Products, Inc. (a)	15,882	351,786
iRobot Corp. (a)(b)	23,821	714,868
KB Home	66,510	871,281
La-Z-Boy, Inc.	41,481	1,184,283
LGI Homes, Inc. (a)(b)	11,266	315,786
Libbey, Inc.	17,756	597,312
Lifetime Brands, Inc.	8,508	130,768
M.D.C. Holdings, Inc.	32,145	835,449
M/I Homes, Inc. (a)(b)	20,101	461,318
Meritage Homes Corp. (a)	32,286	1,138,404
NACCO Industries, Inc. Class A	3,271	146,639
New Home Co. LLC (a)	7,812	111,790
Skullcandy, Inc. (a)	17,435	97,636
Taylor Morrison Home Corp. (a)	26,346	485,557
TRI Pointe Homes, Inc. (a)	131,356	1,705,001
Universal Electronics, Inc. (a)	12,692	603,758
WCI Communities, Inc. (a)	12,513	298,936
William Lyon Homes, Inc. (a)(b)	16,143	344,492
Zagg, Inc. (a)	22,745	192,878
		18,391,446
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	19,813	196,743
Blue Nile, Inc. (a)(b)	9,672	329,815
Etsy, Inc.	15,950	173,855
EVINE Live, Inc. (a)	39,702	102,431
FTD Companies, Inc. (a)(b)	15,123	428,283
HSN, Inc.	26,332	1,628,634
Lands' End, Inc. (a)(b)	12,904	318,471
Liberty TripAdvisor Holdings, Inc. (a)	60,546	1,888,430
NutriSystem, Inc.	23,640	546,793
Overstock.com, Inc. (a)	9,321	145,967
PetMed Express, Inc. (b)	16,371	275,360
Shutterfly, Inc. (a)(b)	30,179	1,258,766
Travelport Worldwide Ltd.	85,923	1,164,257
Wayfair LLC Class A (b)	16,049	678,391
		9,136,196
Leisure Products - 0.3%
Arctic Cat, Inc.	10,015	205,708
Black Diamond, Inc. (a)	17,743	98,296
Callaway Golf Co.	63,410	630,930
Escalade, Inc.	8,104	120,182
JAKKS Pacific, Inc. (a)(b)	15,512	122,855
Johnson Outdoors, Inc. Class A	3,821	81,884
Malibu Boats, Inc. Class A (a)	15,029	213,562
Marine Products Corp.	8,528	60,293
MCBC Holdings, Inc. (a)	6,029	79,402
Nautilus, Inc. (a)	25,119	428,028
Performance Sports Group Ltd. (a)	36,132	414,485
Smith & Wesson Holding Corp. (a)	43,551	777,821
Sturm, Ruger & Co., Inc. (b)	15,210	866,057
		4,099,503
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	17,160	469,669
Carmike Cinemas, Inc. (a)	19,976	511,585
Central European Media Enterprises Ltd. Class A (a)(b)	57,896	125,055
Crown Media Holdings, Inc. Class A (a)	26,945	156,012
Cumulus Media, Inc. Class A (a)	113,172	51,957
Daily Journal Corp. (a)(b)	852	174,404
DreamWorks Animation SKG, Inc. Class A (a)(b)	61,674	1,248,282
E.W. Scripps Co. Class A	47,403	1,045,710
Entercom Communications Corp. Class A (a)(b)	20,305	224,167
Entravision Communication Corp. Class A	51,602	452,034
Eros International PLC (a)(b)	22,656	253,068
Global Eagle Entertainment, Inc. (a)(b)	37,486	499,314
Gray Television, Inc. (a)	50,515	802,683
Harte-Hanks, Inc.	40,248	171,054
Hemisphere Media Group, Inc. (a)(b)	8,142	110,161
IMAX Corp. (a)	48,921	1,878,077
Journal Media Group, Inc.	19,119	234,017
Loral Space & Communications Ltd. (a)	10,819	483,717
Martha Stewart Living Omnimedia, Inc. Class A (a)	23,798	143,740
MDC Partners, Inc. Class A (sub. vtg.)	35,258	739,008
Media General, Inc. (a)(b)	77,611	1,153,299
Meredith Corp.	29,811	1,401,713
National CineMedia, Inc.	50,286	714,061
New Media Investment Group, Inc.	35,597	573,112
Nexstar Broadcasting Group, Inc. Class A	25,367	1,350,285
Reading International, Inc. Class A (a)	13,852	214,706
Rentrak Corp. (a)(b)	10,147	559,911
Saga Communications, Inc. Class A	3,196	137,492
Scholastic Corp.	21,295	870,327
SFX Entertainment, Inc. (a)(b)	35,690	33,195
Sinclair Broadcast Group, Inc. Class A (b)	53,698	1,611,477
Sizmek, Inc. (a)	16,547	98,124
The New York Times Co. Class A	111,728	1,483,748
Time, Inc.	88,977	1,653,193
Townsquare Media, Inc. (a)	4,783	52,422
Tribune Publishing Co.	20,741	195,795
World Wrestling Entertainment, Inc. Class A (b)	24,185	431,219
		22,307,793
Multiline Retail - 0.4%
Big Lots, Inc. (b)	39,886	1,838,745
Burlington Stores, Inc. (a)	61,065	2,936,005
Fred's, Inc. Class A	30,103	416,324
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,198	129,938
Tuesday Morning Corp. (a)(b)	34,332	185,736
		5,506,748
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (b)	56,487	1,196,960
America's Car Mart, Inc. (a)	7,120	243,789
American Eagle Outfitters, Inc. (b)	158,221	2,417,617
Asbury Automotive Group, Inc. (a)	22,051	1,746,439
Ascena Retail Group, Inc. (a)	138,982	1,851,240
Barnes & Noble Education, Inc. (a)	26,353	388,707
Barnes & Noble, Inc.	40,640	527,914
bebe stores, Inc. (b)	21,338	23,685
Big 5 Sporting Goods Corp.	14,450	132,218
Boot Barn Holdings, Inc.	9,627	144,405
Build-A-Bear Workshop, Inc. (a)	10,963	170,584
Caleres, Inc.	35,783	1,093,528
Chico's FAS, Inc.	116,280	1,606,990
Christopher & Banks Corp. (a)	27,009	39,433
Citi Trends, Inc.	12,701	337,466
Conn's, Inc. (a)(b)	21,933	416,069
Destination XL Group, Inc. (a)(b)	28,362	165,634
Express, Inc. (a)	68,425	1,320,603
Finish Line, Inc. Class A	37,439	697,489
Five Below, Inc. (a)(b)	44,156	1,516,317
Francesca's Holdings Corp. (a)	34,539	490,799
Genesco, Inc. (a)	19,560	1,225,434
Group 1 Automotive, Inc.	18,926	1,645,616
Guess?, Inc. (b)	50,256	1,057,889
Haverty Furniture Companies, Inc.	17,041	398,930
Hibbett Sports, Inc. (a)	19,962	681,902
Kirkland's, Inc.	13,612	312,940
Lithia Motors, Inc. Class A (sub. vtg.)	18,402	2,160,211
Lumber Liquidators Holdings, Inc. (a)(b)	21,539	297,669
MarineMax, Inc. (a)	20,020	316,316
Mattress Firm Holding Corp. (a)(b)	16,367	696,743
Monro Muffler Brake, Inc.	25,698	1,906,021
Outerwall, Inc. (b)	14,907	894,420
Party City Holdco, Inc.	20,349	322,125
Pier 1 Imports, Inc. (b)	72,152	535,368
Rent-A-Center, Inc.	42,393	779,607
Restoration Hardware Holdings, Inc. (a)(b)	26,995	2,782,915
Select Comfort Corp. (a)	42,497	900,936
Shoe Carnival, Inc.	12,588	282,852
Sonic Automotive, Inc. Class A (sub. vtg.)	26,931	671,659
Sportsman's Warehouse Holdings, Inc. (a)	14,147	152,222
Stage Stores, Inc.	26,201	254,936
Stein Mart, Inc.	23,027	204,019
Systemax, Inc. (a)	8,556	79,314
The Buckle, Inc. (b)	23,098	818,593
The Cato Corp. Class A (sub. vtg.)	21,150	798,624
The Children's Place Retail Stores, Inc. (b)	16,489	884,965
The Container Store Group, Inc. (a)(b)	12,430	141,826
The Men's Wearhouse, Inc.	39,212	1,567,696
The Pep Boys - Manny, Moe & Jack (a)(b)	43,255	650,555
Tile Shop Holdings, Inc. (a)(b)	21,936	318,291
Tilly's, Inc. (a)	8,109	59,115
Vitamin Shoppe, Inc. (a)(b)	23,885	685,261
West Marine, Inc. (a)	15,373	156,497
Winmark Corp.	1,733	174,600
Zumiez, Inc. (a)(b)	16,924	295,832
		41,639,785
Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc. (a)	6,574	119,318
Columbia Sportswear Co.	23,286	1,277,237
Crocs, Inc. (a)(b)	62,663	676,760
Culp, Inc.	8,340	250,283
Deckers Outdoor Corp. (a)	26,560	1,478,330
G-III Apparel Group Ltd. (a)	32,323	1,780,674
Iconix Brand Group, Inc. (a)(b)	38,235	585,760
Movado Group, Inc.	13,160	338,738
Oxford Industries, Inc.	11,768	856,946
Perry Ellis International, Inc. (a)	9,721	208,710
Sequential Brands Group, Inc. (a)(b)	20,430	255,579
Steven Madden Ltd. (a)	45,758	1,594,666
Superior Uniform Group, Inc.	6,155	104,881
Tumi Holdings, Inc. (a)(b)	45,616	731,224
Unifi, Inc. (a)	12,265	375,186
Vera Bradley, Inc. (a)(b)	16,762	209,693
Vince Holding Corp. (a)	11,186	50,896
Wolverine World Wide, Inc.	83,659	1,553,548
		12,448,429

TOTAL CONSUMER DISCRETIONARY		197,281,033

CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	7,360	1,616,182
Castle Brands, Inc. (a)(b)	48,203	62,664
Coca-Cola Bottling Co. Consolidated	3,777	797,740
Craft Brew Alliance, Inc. (a)(b)	7,990	61,203
MGP Ingredients, Inc.	8,458	146,577
National Beverage Corp. (a)	9,044	340,416
		3,024,782
Food & Staples Retailing - 0.9%
Andersons, Inc.	22,936	811,934
Casey's General Stores, Inc.	31,361	3,331,165
Chefs' Warehouse Holdings (a)(b)	15,722	238,188
Fairway Group Holdings Corp. (a)(b)	14,794	17,161
Fresh Market, Inc. (a)(b)	34,984	871,801
Ingles Markets, Inc. Class A	10,881	543,397
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	6,970	166,932
PriceSmart, Inc.	15,822	1,360,376
Smart & Final Stores, Inc. (a)	19,130	281,976
SpartanNash Co.	30,486	850,559
SUPERVALU, Inc. (a)	212,664	1,397,202
United Natural Foods, Inc. (a)(b)	40,558	2,046,151
Village Super Market, Inc. Class A	5,824	145,949
Weis Markets, Inc.	9,361	385,112
		12,447,903
Food Products - 1.7%
Alico, Inc.	3,139	134,004
Amplify Snack Brands, Inc. (a)(b)	12,396	149,744
Arcadia Biosciences, Inc.	5,831	16,327
B&G Foods, Inc. Class A	46,941	1,703,489
Boulder Brands, Inc. (a)(b)	43,624	386,509
Cal-Maine Foods, Inc. (b)	25,357	1,355,585
Calavo Growers, Inc.	11,841	608,746
Darling International, Inc. (a)	134,232	1,358,428
Dean Foods Co. (b)	76,676	1,388,602
Diamond Foods, Inc. (a)	21,115	836,576
Farmer Brothers Co. (a)(b)	6,319	179,333
Fresh Del Monte Produce, Inc.	26,938	1,229,181
Freshpet, Inc. (b)	16,857	164,356
Inventure Foods, Inc. (a)	15,326	132,723
J&J Snack Foods Corp.	11,946	1,466,849
John B. Sanfilippo & Son, Inc.	6,686	432,718
Lancaster Colony Corp.	14,827	1,686,126
Landec Corp. (a)	21,596	265,631
Lifeway Foods, Inc. (a)	3,379	38,352
Limoneira Co. (b)	9,245	146,626
Omega Protein Corp. (a)	17,427	317,171
Post Holdings, Inc. (a)(b)	49,815	3,201,610
Sanderson Farms, Inc. (b)	18,199	1,265,012
Seaboard Corp. (a)	214	720,752
Seneca Foods Corp. Class A (a)	6,011	175,401
Snyders-Lance, Inc.	39,579	1,406,638
Tootsie Roll Industries, Inc.	14,825	470,546
TreeHouse Foods, Inc. (a)	34,648	2,967,255
		24,204,290
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,009	574,072
HRG Group, Inc. (a)	63,515	854,277
Oil-Dri Corp. of America	4,198	131,733
Orchids Paper Products Co.	7,249	212,468
WD-40 Co.	11,814	1,129,182
		2,901,732
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(b)	21,588	270,714
Inter Parfums, Inc.	13,358	368,948
MediFast, Inc. (a)(b)	8,373	234,193
Natural Health Trends Corp. (b)	6,400	315,264
Nature's Sunshine Products, Inc.	8,345	98,888
Nutraceutical International Corp. (a)	7,235	177,258
Revlon, Inc. (a)	9,101	285,498
Synutra International, Inc. (a)(b)	17,969	102,603
USANA Health Sciences, Inc. (a)	4,512	580,243
		2,433,609
Tobacco - 0.2%
Universal Corp.	18,279	987,249
Vector Group Ltd. (b)	68,628	1,664,229
		2,651,478

TOTAL CONSUMER STAPLES		47,663,794

ENERGY - 3.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (b)	52,908	875,627
Basic Energy Services, Inc. (a)(b)	32,697	121,306
Bristow Group, Inc.	27,893	968,724
C&J Energy Services Ltd. (a)(b)	43,565	217,389
Carbo Ceramics, Inc. (b)	16,092	281,932
Era Group, Inc. (a)	16,694	232,214
Exterran Holdings, Inc.	56,440	1,227,006
Fairmount Santrol Holidings, Inc. (a)(b)	50,606	135,118
Forum Energy Technologies, Inc. (a)	47,720	632,290
Geospace Technologies Corp. (a)(b)	11,170	171,571
Gulfmark Offshore, Inc. Class A (b)	19,750	123,240
Helix Energy Solutions Group, Inc. (a)	86,498	499,958
Hornbeck Offshore Services, Inc. (a)(b)	25,732	347,639
Independence Contract Drilling, Inc. (a)(b)	14,354	100,909
ION Geophysical Corp. (a)	101,049	37,388
Key Energy Services, Inc. (a)(b)	96,483	50,692
Matrix Service Co. (a)	21,587	490,025
McDermott International, Inc. (a)(b)	190,982	880,427
Natural Gas Services Group, Inc. (a)	9,895	222,835
Newpark Resources, Inc. (a)	67,867	384,127
Nordic American Offshore Ltd. (b)	17,144	103,378
North Atlantic Drilling Ltd. (a)(b)	53,627	44,269
Oil States International, Inc. (a)	42,350	1,270,924
Parker Drilling Co. (a)(b)	96,419	275,758
PHI, Inc. (non-vtg.) (a)	10,667	203,100
Pioneer Energy Services Corp. (a)	51,589	119,171
RigNet, Inc. (a)(b)	10,291	308,730
SEACOR Holdings, Inc. (a)(b)	14,982	875,248
Seventy Seven Energy, Inc. (a)(b)	40,879	46,602
Tesco Corp.	32,334	258,672
TETRA Technologies, Inc. (a)	64,001	431,367
Tidewater, Inc. (b)	37,836	467,275
U.S. Silica Holdings, Inc. (b)	42,755	772,155
Unit Corp. (a)	40,656	512,672
		13,689,738
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	75,357	119,818
Adams Resources & Energy, Inc.	1,558	69,269
Alon U.S.A. Energy, Inc.	24,993	418,633
Approach Resources, Inc. (a)(b)	28,512	67,288
Ardmore Shipping Corp.	14,615	209,725
Bill Barrett Corp. (a)(b)	39,609	192,896
Bonanza Creek Energy, Inc. (a)	39,188	222,980
Callon Petroleum Co. (a)	52,932	459,450
Carrizo Oil & Gas, Inc. (a)	47,378	1,782,834
Clayton Williams Energy, Inc. (a)(b)	4,640	276,405
Clean Energy Fuels Corp. (a)(b)	57,385	324,225
Cloud Peak Energy, Inc. (a)(b)	47,916	142,311
Contango Oil & Gas Co. (a)	13,904	106,366
Delek U.S. Holdings, Inc.	46,633	1,268,418
DHT Holdings, Inc.	74,172	582,992
Dorian Lpg Ltd. (a)	19,956	235,082
Earthstone Energy, Inc. (a)	878	12,169
Eclipse Resources Corp. (a)(b)	36,943	79,427
Energy Fuels, Inc. (a)	33,909	92,319
Energy XXI (Bermuda) Ltd. (b)	78,234	135,345
Erin Energy Corp. (a)(b)	10,037	40,148
Evolution Petroleum Corp.	20,297	140,049
EXCO Resources, Inc. (b)	128,562	143,989
Frontline Ltd. (NY Shares) (a)(b)	87,004	274,933
GasLog Ltd. (b)	33,581	388,532
Gastar Exploration, Inc. (a)	69,944	109,812
Gener8 Maritime, Inc. (a)	14,338	149,115
Green Plains, Inc.	30,445	624,427
Halcon Resources Corp. (a)	287,869	201,825
Hallador Energy Co. (b)	7,882	48,001
Isramco, Inc. (a)(b)	639	60,705
Jones Energy, Inc. (a)(b)	22,370	114,982
Magnum Hunter Resources Corp. (a)(b)	174,115	46,349
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	0
Matador Resources Co. (a)(b)	59,454	1,528,562
Navios Maritime Acquisition Corp. (b)	66,367	237,594
Nordic American Tanker Shipping Ltd. (b)	72,492	1,107,678
Northern Oil & Gas, Inc. (a)(b)	50,255	253,285
Oasis Petroleum, Inc. (a)(b)	112,993	1,314,109
Pacific Ethanol, Inc. (a)(b)	24,993	150,208
Panhandle Royalty Co. Class A	13,583	249,656
Par Petroleum Corp. (a)	12,920	294,576
Parsley Energy, Inc. Class A (a)(b)	75,320	1,335,424
PDC Energy, Inc. (a)(b)	32,520	1,962,257
Peabody Energy Corp. (b)	14,417	184,393
Penn Virginia Corp. (a)(b)	54,574	33,776
Renewable Energy Group, Inc. (a)	34,689	273,696
Rex American Resources Corp. (a)(b)	5,209	286,026
Rex Energy Corp. (a)(b)	35,728	80,745
Ring Energy, Inc. (a)	19,413	201,701
RSP Permian, Inc. (a)(b)	53,365	1,463,268
Sanchez Energy Corp. (a)(b)	42,855	254,987
SandRidge Energy, Inc. (a)(b)	327,964	121,445
Scorpio Tankers, Inc.	145,717	1,328,939
SemGroup Corp. Class A	35,762	1,628,959
Ship Finance International Ltd. (NY Shares) (b)	48,433	827,720
Solazyme, Inc. (a)(b)	63,188	207,257
Stone Energy Corp. (a)	46,426	259,521
Synergy Resources Corp. (a)(b)	83,486	934,208
Teekay Tankers Ltd.	75,933	580,128
TransAtlantic Petroleum Ltd. (a)	18,390	46,527
Triangle Petroleum Corp. (a)	36,074	43,289
Ultra Petroleum Corp. (a)(b)	122,746	672,648
Uranium Energy Corp. (a)	76,154	85,292
W&T Offshore, Inc. (b)	31,534	102,801
Western Refining, Inc.	57,661	2,399,851
Westmoreland Coal Co. (a)(b)	13,723	98,257
		29,689,602

TOTAL ENERGY		43,379,340

FINANCIALS - 25.5%
Banks - 9.0%
1st Source Corp.	13,024	413,642
Access National Corp.	5,914	122,361
American National Bankshares, Inc.	7,187	181,112
Ameris Bancorp	25,816	813,204
Ames National Corp.	8,208	205,200
Arrow Financial Corp.	8,934	246,578
Banc of California, Inc.	29,522	384,967
BancFirst Corp.	5,894	363,247
Banco Latinoamericano de Comercio Exterior SA Series E	24,357	658,370
Bancorp, Inc., Delaware (a)	26,353	189,742
BancorpSouth, Inc.	77,928	1,942,745
Bank of Marin Bancorp	4,594	244,309
Bank of the Ozarks, Inc.	62,892	3,145,858
Banner Corp.	17,240	845,967
Bar Harbor Bankshares	4,779	168,938
BBCN Bancorp, Inc.	64,399	1,081,259
Berkshire Hills Bancorp, Inc.	23,724	678,506
Blue Hills Bancorp, Inc.	22,169	314,578
BNC Bancorp	22,605	507,482
Boston Private Financial Holdings, Inc.	67,240	770,570
Bridge Bancorp, Inc.	12,149	348,798
Bryn Mawr Bank Corp.	14,751	429,697
C1 Financial, Inc. (a)	5,144	106,429
Camden National Corp.	5,930	231,804
Capital Bank Financial Corp. Series A	18,222	588,571
Capital City Bank Group, Inc.	9,698	149,737
Cardinal Financial Corp.	25,742	585,116
Cascade Bancorp (a)	27,634	155,027
Cathay General Bancorp	64,359	2,014,437
Centerstate Banks of Florida, Inc.	37,264	543,309
Central Pacific Financial Corp.	18,820	420,815
Century Bancorp, Inc. Class A (non-vtg.)	2,586	114,948
Chemical Financial Corp.	27,299	926,255
Citizens & Northern Corp.	9,662	191,404
City Holding Co. (b)	12,077	577,643
CNB Financial Corp., Pennsylvania	11,967	222,347
CoBiz, Inc.	29,079	362,324
Columbia Banking Systems, Inc.	46,909	1,563,008
Community Bank System, Inc.	32,689	1,332,404
Community Trust Bancorp, Inc.	12,915	445,180
CommunityOne Bancorp (a)	10,115	130,888
ConnectOne Bancorp, Inc.	24,363	434,880
CU Bancorp (a)	13,751	331,674
Customers Bancorp, Inc. (a)	21,457	590,068
CVB Financial Corp.	85,622	1,494,104
Eagle Bancorp, Inc. (a)	23,982	1,141,543
Enterprise Bancorp, Inc.	6,390	148,376
Enterprise Financial Services Corp.	15,663	444,203
Farmers Capital Bank Corp. (a)	5,930	160,822
FCB Financial Holdings, Inc. Class A (a)	22,511	800,491
Fidelity Southern Corp.	13,811	289,340
Financial Institutions, Inc.	11,265	294,242
First Bancorp, North Carolina	15,870	294,071
First Bancorp, Puerto Rico (a)	93,788	355,457
First Busey Corp.	19,143	399,514
First Business Finance Services, Inc.	6,990	172,304
First Citizen Bancshares, Inc.	6,223	1,593,959
First Commonwealth Financial Corp.	74,425	683,966
First Community Bancshares, Inc.	14,123	271,585
First Connecticut Bancorp, Inc.	12,691	220,570
First Financial Bancorp, Ohio	49,373	951,911
First Financial Bankshares, Inc. (b)	51,520	1,713,555
First Financial Corp., Indiana	9,343	320,185
First Interstate Bancsystem, Inc.	16,600	470,776
First Merchants Corp.	30,073	788,815
First Midwest Bancorp, Inc., Delaware	62,743	1,118,080
First NBC Bank Holding Co. (a)	12,495	464,689
First of Long Island Corp.	10,363	287,781
FirstMerit Corp.	133,745	2,513,069
Flushing Financial Corp.	24,408	513,544
FNB Corp., Pennsylvania	140,621	1,894,165
Franklin Financial Network, Inc.	4,654	124,774
Fulton Financial Corp.	142,028	1,906,016
German American Bancorp, Inc.	10,548	330,469
Glacier Bancorp, Inc.	61,313	1,677,524
Great Southern Bancorp, Inc.	8,678	419,408
Great Western Bancorp, Inc.	33,490	946,427
Green Bancorp, Inc. (a)	12,272	150,332
Guaranty Bancorp	11,881	195,799
Hampton Roads Bankshares, Inc. (a)	24,860	45,991
Hancock Holding Co.	63,187	1,743,961
Hanmi Financial Corp.	25,810	658,155
Heartland Financial U.S.A., Inc.	14,746	543,243
Heritage Commerce Corp.	19,986	211,452
Heritage Financial Corp., Washington	24,790	456,632
Heritage Oaks Bancorp	19,981	176,033
Hilltop Holdings, Inc. (a)	61,605	1,291,857
Home Bancshares, Inc.	45,862	1,968,397
HomeTrust Bancshares, Inc. (a)	15,464	292,888
Horizon Bancorp Industries	9,043	236,022
IBERIABANK Corp.	30,744	1,864,009
Independent Bank Corp.	17,878	258,873
Independent Bank Corp., Massachusetts	21,023	982,615
Independent Bank Group, Inc.	8,050	313,548
International Bancshares Corp.	44,076	1,187,848
Investors Bancorp, Inc.	275,877	3,451,221
Lakeland Bancorp, Inc.	30,315	352,563
Lakeland Financial Corp.	13,658	613,654
LegacyTexas Financial Group, Inc.	38,759	1,112,383
Live Oak Bancshares, Inc. (b)	3,937	56,457
MainSource Financial Group, Inc.	17,920	387,789
MB Financial, Inc.	60,862	1,962,191
Mercantile Bank Corp.	14,316	315,811
Merchants Bancshares, Inc.	3,997	125,985
Metro Bancorp, Inc.	9,683	299,979
MidWestOne Financial Group, Inc.	6,280	192,419
National Bank Holdings Corp.	28,051	618,805
National Bankshares, Inc. (b)	6,091	198,871
National Commerce Corp. (b)	5,299	133,058
National Penn Bancshares, Inc.	113,133	1,362,121
NBT Bancorp, Inc.	35,844	1,007,575
NewBridge Bancorp	29,132	329,483
OFG Bancorp	35,835	330,040
Old National Bancorp, Indiana	95,048	1,330,672
Old Second Bancorp, Inc. (a)	23,721	158,931
Opus Bank	8,566	319,084
Pacific Continental Corp.	16,135	231,376
Pacific Premier Bancorp, Inc. (a)	16,920	361,242
Park National Corp. (b)	10,496	952,197
Park Sterling Corp.	38,317	277,798
Peapack-Gladstone Financial Corp.	12,922	292,166
Penns Woods Bancorp, Inc.	3,911	174,235
People's Utah Bancorp	2,596	42,730
Peoples Bancorp, Inc.	14,382	275,559
Peoples Financial Services Corp. (b)	6,322	257,432
Pinnacle Financial Partners, Inc.	29,044	1,528,295
Preferred Bank, Los Angeles	9,252	306,334
PrivateBancorp, Inc.	63,471	2,654,992
Prosperity Bancshares, Inc.	56,573	2,906,721
QCR Holdings, Inc.	9,161	208,688
Renasant Corp. (b)	32,265	1,117,337
Republic Bancorp, Inc., Kentucky Class A	9,173	233,269
S&T Bancorp, Inc.	28,026	893,469
Sandy Spring Bancorp, Inc.	19,595	538,863
Seacoast Banking Corp., Florida (a)	18,658	288,826
ServisFirst Bancshares, Inc.	18,129	768,307
Sierra Bancorp	9,060	146,863
Simmons First National Corp. Class A	24,137	1,244,021
South State Corp.	19,401	1,503,578
Southside Bancshares, Inc. (b)	20,469	550,616
Southwest Bancorp, Inc., Oklahoma	16,186	273,705
State Bank Financial Corp.	28,554	611,056
Sterling Bancorp	96,630	1,487,136
Stock Yards Bancorp, Inc.	12,221	460,487
Stonegate Bank	9,110	284,323
Suffolk Bancorp	9,783	292,414
Sun Bancorp, Inc. (a)	7,781	155,698
Talmer Bancorp, Inc. Class A	42,468	714,312
Texas Capital Bancshares, Inc. (a)	37,148	2,050,570
The First Bancorp, Inc.	8,286	175,083
Tompkins Financial Corp.	12,381	672,041
TowneBank	36,563	784,642
Trico Bancshares	18,702	492,985
TriState Capital Holdings, Inc. (a)	16,821	210,094
Triumph Bancorp, Inc.	11,699	195,256
Trustmark Corp.	53,764	1,291,949
UMB Financial Corp.	31,931	1,567,173
Umpqua Holdings Corp.	176,846	2,953,328
Union Bankshares Corp.	36,078	903,754
United Bankshares, Inc., West Virginia (b)	55,863	2,209,382
United Community Bank, Inc.	43,053	867,948
Univest Corp. of Pennsylvania	16,769	330,182
Valley National Bancorp (b)	185,365	1,946,333
Washington Trust Bancorp, Inc.	12,074	468,471
Webster Financial Corp.	73,166	2,714,459
WesBanco, Inc.	31,030	1,013,130
West Bancorp., Inc.	13,060	258,066
Westamerica Bancorp.	20,416	902,591
Western Alliance Bancorp. (a)	69,200	2,473,900
Wilshire Bancorp, Inc.	58,019	620,223
Wintrust Financial Corp.	38,338	1,935,686
Yadkin Financial Corp.	20,573	484,494
		128,073,665
Capital Markets - 1.3%
Arlington Asset Investment Corp.	18,640	258,164
Ashford, Inc. (a)	776	49,858
BGC Partners, Inc. Class A	148,065	1,280,762
Calamos Asset Management, Inc. Class A	14,484	136,005
CIFI Corp.	4,076	28,206
Cohen & Steers, Inc.	16,427	502,502
Cowen Group, Inc. Class A (a)(b)	89,999	378,896
Diamond Hill Investment Group, Inc.	2,418	483,721
Evercore Partners, Inc. Class A	27,899	1,506,546
Fifth Street Asset Management, Inc. Class A (b)	4,149	24,313
Financial Engines, Inc. (b)	42,031	1,351,717
GAMCO Investors, Inc. Class A	5,235	301,955
Greenhill & Co., Inc.	23,533	607,622
HFF, Inc.	30,721	1,060,489
Houlihan Lokey	9,682	212,133
INTL FCStone, Inc. (a)	12,131	388,071
Investment Technology Group, Inc.	27,976	447,896
Janus Capital Group, Inc.	118,599	1,841,842
KCG Holdings, Inc. Class A (a)	27,016	337,430
Ladenburg Thalmann Financial Services, Inc. (a)(b)	88,555	224,930
Medley Management, Inc. (b)	4,377	32,127
Moelis & Co. Class A	14,429	425,367
OM Asset Management Ltd.	20,535	311,721
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,121	149,020
Piper Jaffray Companies (a)	12,208	434,239
Pzena Investment Management, Inc.	10,268	97,854
RCS Capital Corp. Class A (a)(b)	38,107	28,889
Safeguard Scientifics, Inc. (a)(b)	16,567	294,064
Stifel Financial Corp. (a)	54,808	2,435,119
Virtu Financial, Inc. Class A	15,205	367,961
Virtus Investment Partners, Inc.	5,491	642,667
Westwood Holdings Group, Inc.	6,354	369,167
WisdomTree Investments, Inc. (b)	92,328	1,775,467
Zais Group Holdings, Inc. (a)(b)	2,652	27,554
		18,814,274
Consumer Finance - 0.5%
Cash America International, Inc.	22,177	765,772
Encore Capital Group, Inc. (a)(b)	20,962	853,153
Enova International, Inc. (a)	20,441	265,733
EZCORP, Inc. (non-vtg.) Class A (a)(b)	42,259	281,445
First Cash Financial Services, Inc. (a)	22,692	865,700
Green Dot Corp. Class A (a)	36,843	683,069
J.G. Wentworth Co. (a)(b)	10,324	52,859
Nelnet, Inc. Class A	19,164	685,688
PRA Group, Inc. (a)(b)	39,180	2,147,064
Regional Management Corp. (a)	8,979	146,447
World Acceptance Corp. (a)(b)	5,622	214,367
		6,961,297
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	24,973	186,049
MarketAxess Holdings, Inc.	30,171	3,056,624
Marlin Business Services Corp.	7,356	129,907
NewStar Financial, Inc. (a)	20,060	211,633
On Deck Capital, Inc. (b)	8,471	80,644
PICO Holdings, Inc. (a)	17,782	171,774
Resource America, Inc. Class A	14,198	109,183
Tiptree Financial, Inc.	23,899	161,796
		4,107,610
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	36,037	581,998
American Equity Investment Life Holding Co. (b)	65,951	1,693,622
Amerisafe, Inc.	15,122	827,627
Argo Group International Holdings, Ltd.	22,405	1,400,761
Atlas Financial Holdings, Inc. (a)	8,196	155,888
Baldwin & Lyons, Inc. Class B	7,651	177,733
Citizens, Inc. Class A (a)(b)	39,736	333,782
CNO Financial Group, Inc.	159,252	3,059,231
Crawford & Co. Class B	23,427	140,562
Donegal Group, Inc. Class A	7,280	103,012
eHealth, Inc. (a)	14,683	175,462
EMC Insurance Group	6,166	154,150
Employers Holdings, Inc.	25,530	675,779
Enstar Group Ltd. (a)	7,303	1,152,413
FBL Financial Group, Inc. Class A	7,856	494,142
Federated National Holding Co.	11,521	354,674
Fidelity & Guaranty Life	9,189	245,346
First American Financial Corp.	87,429	3,333,668
FNFV Group (a)	65,105	731,780
Global Indemnity PLC (a)	7,039	199,978
Greenlight Capital Re, Ltd. (a)	23,622	518,739
Hallmark Financial Services, Inc. (a)	10,785	140,097
HCI Group, Inc.	7,065	308,105
Heritage Insurance Holdings, Inc. (a)	20,123	445,121
Horace Mann Educators Corp.	33,242	1,138,206
Independence Holding Co.	5,497	74,539
Infinity Property & Casualty Corp.	9,322	750,607
James River Group Holdings Ltd.	8,787	258,601
Kansas City Life Insurance Co.	3,096	151,797
Kemper Corp.	35,161	1,255,951
Maiden Holdings Ltd.	40,563	630,755
MBIA, Inc. (a)	112,807	847,181
National General Holdings Corp.	32,144	633,558
National Interstate Corp.	5,808	166,690
National Western Life Group, Inc.	1,805	465,672
Navigators Group, Inc. (a)	8,395	716,513
OneBeacon Insurance Group Ltd.	19,194	276,202
Patriot National, Inc.	6,181	78,499
Primerica, Inc. (b)	41,584	1,980,646
RLI Corp.	34,751	2,114,598
Safety Insurance Group, Inc.	12,313	713,538
Selective Insurance Group, Inc.	45,905	1,675,073
State Auto Financial Corp.	11,924	284,387
State National Companies, Inc.	26,513	239,412
Stewart Information Services Corp.	18,471	741,980
Symetra Financial Corp.	60,567	1,921,791
Third Point Reinsurance Ltd. (a)(b)	68,529	936,791
United Fire Group, Inc.	16,544	615,271
United Insurance Holdings Corp.	14,201	234,601
Universal Insurance Holdings, Inc.	25,935	818,249
		37,124,778
Real Estate Investment Trusts - 9.2%
Acadia Realty Trust (SBI)	55,716	1,832,499
AG Mortgage Investment Trust, Inc.	22,450	341,465
Agree Realty Corp.	14,517	470,060
Alexanders, Inc.	1,679	663,020
Altisource Residential Corp. Class B	45,959	661,350
American Assets Trust, Inc.	29,846	1,258,307
American Capital Mortgage Investment Corp.	40,646	589,773
American Residential Properties, Inc.	26,400	437,448
Anworth Mortgage Asset Corp.	84,096	401,138
Apollo Commercial Real Estate Finance, Inc.	46,327	769,491
Apollo Residential Mortgage, Inc.	26,237	337,670
Ares Commercial Real Estate Corp.	23,738	292,927
Armada Hoffler Properties, Inc.	20,219	217,152
Armour Residential REIT, Inc.	35,270	723,740
Ashford Hospitality Prime, Inc.	22,233	326,825
Ashford Hospitality Trust, Inc.	67,726	465,955
Bluerock Residental Growth (REIT), Inc.	15,112	177,113
Campus Crest Communities, Inc.	52,672	349,215
Capstead Mortgage Corp.	76,935	742,423
CareTrust (REIT), Inc.	39,541	447,604
CatchMark Timber Trust, Inc.	31,497	344,892
Cedar Shopping Centers, Inc.	71,032	496,514
Chambers Street Properties	191,736	1,357,491
Chatham Lodging Trust	30,771	704,348
Chesapeake Lodging Trust	48,656	1,339,986
Colony Financial, Inc.	90,438	1,839,509
CorEnergy Infrastructure Trust, Inc. (b)	46,848	239,393
Coresite Realty Corp.	19,483	1,070,591
Cousins Properties, Inc.	175,462	1,761,638
CubeSmart	133,995	3,727,741
CyrusOne, Inc.	53,596	1,890,867
CYS Investments, Inc.	127,521	984,462
DCT Industrial Trust, Inc.	71,446	2,652,076
DiamondRock Hospitality Co.	162,954	1,903,303
DuPont Fabros Technology, Inc.	51,162	1,641,789
Dynex Capital, Inc. (b)	43,132	285,965
Easterly Government Properties, Inc.	10,478	183,155
EastGroup Properties, Inc.	26,274	1,475,548
Education Realty Trust, Inc.	39,175	1,406,774
EPR Properties	45,731	2,597,978
Equity One, Inc.	58,628	1,558,332
FelCor Lodging Trust, Inc.	115,749	931,779
First Industrial Realty Trust, Inc.	89,485	1,940,035
First Potomac Realty Trust	48,831	575,717
Franklin Street Properties Corp.	73,203	762,775
Getty Realty Corp.	21,896	369,604
Gladstone Commercial Corp.	17,469	279,679
Government Properties Income Trust (b)	56,679	922,734
Gramercy Property Trust, Inc.	45,952	1,042,191
Great Ajax Corp.	3,090	39,954
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,346	564,541
Hatteras Financial Corp.	78,392	1,121,790
Healthcare Realty Trust, Inc.	80,867	2,131,654
Hersha Hospitality Trust	39,510	948,635
Highwoods Properties, Inc. (SBI)	74,991	3,258,359
Hudson Pacific Properties, Inc.	60,328	1,723,571
Independence Realty Trust, Inc.	25,253	197,984
InfraReit, Inc.	17,446	416,610
Inland Real Estate Corp.	73,216	647,962
Invesco Mortgage Capital, Inc.	99,522	1,199,240
Investors Real Estate Trust	100,181	813,470
iStar Financial, Inc. (a)	70,004	905,852
Kite Realty Group Trust	67,396	1,779,928
Ladder Capital Corp. Class A	32,535	463,949
LaSalle Hotel Properties (SBI)	91,443	2,689,339
Lexington Corporate Properties Trust	165,867	1,466,264
LTC Properties, Inc.	28,498	1,221,139
Mack-Cali Realty Corp.	71,851	1,563,478
Medical Properties Trust, Inc.	189,576	2,142,209
Monmouth Real Estate Investment Corp. Class A	49,379	514,035
Monogram Residential Trust, Inc.	133,541	1,316,714
National Health Investors, Inc.	30,398	1,785,579
National Storage Affiliates Trust	19,245	289,445
New Residential Investment Corp.	186,640	2,263,943
New Senior Investment Group, Inc.	69,277	694,156
New York (REIT), Inc.	131,210	1,495,794
New York Mortgage Trust, Inc. (b)	88,040	500,067
NexPoint Residential Trust, Inc.	14,849	195,710
One Liberty Properties, Inc.	10,268	241,914
Orchid Island Capital, Inc. (b)	17,786	157,940
Parkway Properties, Inc.	68,276	1,142,257
Pebblebrook Hotel Trust	58,218	1,989,891
Pennsylvania Real Estate Investment Trust (SBI)	56,122	1,261,623
PennyMac Mortgage Investment Trust	60,654	886,761
Physicians Realty Trust	70,674	1,129,371
Potlatch Corp.	33,049	1,032,451
Preferred Apartment Communities, Inc. Class A	19,287	211,193
PS Business Parks, Inc.	15,573	1,336,008
QTS Realty Trust, Inc. Class A	22,642	973,832
RAIT Financial Trust	75,899	368,110
Ramco-Gershenson Properties Trust (SBI)	64,362	1,081,282
Redwood Trust, Inc.	67,548	897,037
Resource Capital Corp.	27,312	350,686
Retail Opportunity Investments Corp.	80,797	1,464,850
Rexford Industrial Realty, Inc.	45,085	683,038
RLJ Lodging Trust	107,046	2,685,784
Rouse Properties, Inc.	29,766	523,584
Ryman Hospitality Properties, Inc.	35,186	1,850,784
Sabra Health Care REIT, Inc. (b)	53,029	1,202,698
Saul Centers, Inc.	8,131	455,905
Select Income REIT	50,302	1,016,100
Silver Bay Realty Trust Corp.	28,834	467,111
Sovran Self Storage, Inc.	28,536	2,849,890
Stag Industrial, Inc.	52,470	1,076,684
Starwood Waypoint Residential	31,032	763,387
Store Capital Corp.	29,020	657,883
Strategic Hotel & Resorts, Inc. (a)	221,737	3,126,492
Summit Hotel Properties, Inc.	70,815	926,260
Sun Communities, Inc.	37,491	2,512,647
Sunstone Hotel Investors, Inc.	169,213	2,446,820
Terreno Realty Corp.	35,075	784,979
The GEO Group, Inc.	60,423	1,949,850
UMH Properties, Inc.	17,410	172,185
United Development Funding IV (b)	25,118	432,030
Universal Health Realty Income Trust (SBI)	9,943	494,068
Urban Edge Properties	71,840	1,705,482
Urstadt Biddle Properties, Inc. Class A	23,251	467,345
Washington REIT (SBI) (b)	54,868	1,481,985
Western Asset Mortgage Capital Corp. (b)	33,805	386,053
Whitestone REIT Class B	21,876	270,387
Xenia Hotels & Resorts, Inc.	90,925	1,576,640
		129,634,689
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	39,642	1,496,089
Altisource Asset Management Corp. (a)	656	16,138
Altisource Portfolio Solutions SA (a)(b)	10,685	286,465
AV Homes, Inc. (a)	9,851	130,427
Consolidated-Tomoka Land Co.	3,387	173,584
Forestar Group, Inc. (a)(b)	27,228	385,276
FRP Holdings, Inc. (a)	5,929	195,657
Kennedy-Wilson Holdings, Inc.	75,303	1,846,430
Marcus & Millichap, Inc. (a)	11,062	481,971
RE/MAX Holdings, Inc.	9,255	348,636
Tejon Ranch Co. (a)(b)	10,902	245,622
The St. Joe Co. (a)(b)	44,702	885,994
		6,492,289
Thrifts & Mortgage Finance - 2.1%
Anchor BanCorp Wisconsin, Inc.	5,953	244,192
Astoria Financial Corp.	72,708	1,160,420
Bank Mutual Corp.	40,666	294,422
BankFinancial Corp.	15,094	186,109
BBX Capital Corp. (a)	1,886	34,608
Bear State Financial, Inc. (b)	10,221	111,920
Beneficial Bancorp, Inc. (a)	66,482	922,105
BofI Holding, Inc. (a)(b)	12,404	992,444
Brookline Bancorp, Inc., Delaware	56,719	643,761
BSB Bancorp, Inc. (a)	6,561	144,276
Capitol Federal Financial, Inc.	109,889	1,426,359
Charter Financial Corp.	15,600	204,360
Clifton Bancorp, Inc.	22,154	323,005
Dime Community Bancshares, Inc.	24,746	429,343
Essent Group Ltd. (a)	45,054	1,085,801
EverBank Financial Corp.	78,183	1,349,439
Farmer Mac Class C (non-vtg.)	8,632	253,436
First Defiance Financial Corp.	7,748	296,748
Flagstar Bancorp, Inc. (a)	16,619	369,607
Fox Chase Bancorp, Inc.	9,258	162,108
Hingham Institution for Savings	1,073	136,711
HomeStreet, Inc. (a)(b)	18,270	382,391
Impac Mortgage Holdings, Inc. (a)(b)	6,918	154,617
Kearny Financial Corp.	75,341	900,325
Lendingtree, Inc. (a)	4,638	562,868
Meridian Bancorp, Inc.	44,963	631,281
Meta Financial Group, Inc.	6,270	270,112
MGIC Investment Corp. (a)(b)	274,096	2,576,502
Nationstar Mortgage Holdings, Inc. (a)(b)	31,569	418,921
NMI Holdings, Inc. (a)	41,326	310,772
Northfield Bancorp, Inc.	38,112	583,876
Northwest Bancshares, Inc.	81,156	1,092,360
OceanFirst Financial Corp.	11,147	205,774
Ocwen Financial Corp. (a)(b)	86,018	601,266
Oritani Financial Corp.	35,935	572,085
PennyMac Financial Services, Inc. (a)	10,560	174,662
PHH Corp. (a)	39,787	584,869
Provident Financial Services, Inc.	53,205	1,081,126
Radian Group, Inc.	154,575	2,236,700
Stonegate Mortgage Corp. (a)(b)	10,773	61,729
Territorial Bancorp, Inc.	6,891	192,121
Trustco Bank Corp., New York	77,804	484,719
United Community Financial Corp.	38,451	210,711
United Financial Bancorp, Inc. New	40,279	522,821
Walker & Dunlop, Inc. (a)	21,456	622,439
Walter Investment Management Corp. (a)(b)	30,296	362,340
Washington Federal, Inc.	76,422	1,905,965
Waterstone Financial, Inc.	22,860	304,495
WSFS Financial Corp.	24,497	778,270
		29,557,291

TOTAL FINANCIALS		360,765,893

HEALTH CARE - 15.0%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	7,447	29,416
ACADIA Pharmaceuticals, Inc. (a)(b)	64,815	2,256,858
Acceleron Pharma, Inc. (a)(b)	17,854	557,223
Achillion Pharmaceuticals, Inc. (a)(b)	94,467	738,732
Acorda Therapeutics, Inc. (a)(b)	34,559	1,245,506
Adamas Pharmaceuticals, Inc. (a)	7,944	117,253
Aduro Biotech, Inc. (b)	6,440	173,944
Advaxis, Inc. (a)(b)	24,350	270,042
Aegerion Pharmaceuticals, Inc. (a)(b)	19,798	290,635
Affimed NV (a)	11,635	73,766
Agenus, Inc. (a)	62,107	283,208
Aimmune Therapeutics, Inc. (a)	8,984	135,209
Akebia Therapeutics, Inc. (a)	18,673	166,563
Alder Biopharmaceuticals, Inc. (a)	18,723	598,762
AMAG Pharmaceuticals, Inc. (a)(b)	28,045	1,121,800
Amicus Therapeutics, Inc. (a)(b)	94,367	707,753
Anacor Pharmaceuticals, Inc. (a)	33,177	3,729,427
Anthera Pharmaceuticals, Inc. (a)	32,744	188,933
Applied Genetic Technologies Corp. (a)	7,035	84,420
Ardelyx, Inc. (a)(b)	13,475	220,721
Arena Pharmaceuticals, Inc. (a)	199,465	376,989
ARIAD Pharmaceuticals, Inc. (a)	136,300	932,292
Array BioPharma, Inc. (a)(b)	116,271	595,308
Arrowhead Research Corp. (a)(b)	46,976	241,926
Asterias Biotherapeutics, Inc. (a)(b)	7,549	34,574
Atara Biotherapeutics, Inc. (b)	13,773	354,930
aTyr Pharma, Inc. (a)(b)	4,387	54,662
Avalanche Biotechnologies, Inc. (a)	14,836	125,067
Axovant Sciences Ltd. (a)	11,450	139,576
Bellicum Pharmaceuticals, Inc.	6,113	76,474
BioCryst Pharmaceuticals, Inc. (a)(b)	58,341	524,486
Biospecifics Technologies Corp. (a)	4,063	237,320
BioTime, Inc. (a)(b)	46,983	177,126
Blueprint Medicines Corp.	7,152	143,684
Calithera Biosciences, Inc. (b)	8,033	68,602
Cara Therapeutics, Inc. (a)	15,518	219,890
Catabasis Pharmaceuticals, Inc.	4,212	29,400
Catalyst Pharmaceutical Partners, Inc. (a)(b)	62,238	196,672
Celldex Therapeutics, Inc. (a)(b)	80,143	966,525
Cellular Biomedicine Group, Inc. (a)(b)	8,147	171,087
Cepheid, Inc. (a)(b)	58,221	1,944,581
ChemoCentryx, Inc. (a)	22,168	154,954
Chiasma, Inc. (a)	6,137	139,555
Chimerix, Inc. (a)	37,220	1,458,280
Cidara Therapeutics, Inc. (b)	3,393	46,213
Clovis Oncology, Inc. (a)(b)	22,547	2,252,671
Coherus BioSciences, Inc.	19,031	530,013
Concert Pharmaceuticals, Inc. (a)	12,669	287,713
CorMedix, Inc. (a)(b)	27,238	69,185
CTI BioPharma Corp. (a)(b)	145,231	193,157
Curis, Inc. (a)	92,114	187,913
Cytokinetics, Inc. (a)(b)	27,170	233,934
CytRx Corp. (a)(b)	51,540	143,281
Dicerna Pharmaceuticals, Inc. (a)	12,008	120,320
Dyax Corp. (a)	117,962	3,247,494
Dynavax Technologies Corp. (a)	29,356	666,675
Eagle Pharmaceuticals, Inc. (a)(b)	6,894	439,217
Emergent BioSolutions, Inc. (a)(b)	24,362	783,238
Enanta Pharmaceuticals, Inc. (a)(b)	13,038	366,237
Epizyme, Inc. (a)(b)	23,425	306,633
Esperion Therapeutics, Inc. (a)(b)	10,552	253,248
Exact Sciences Corp. (a)(b)	76,702	638,928
Exelixis, Inc. (a)(b)	182,745	1,100,125
Fibrocell Science, Inc. (a)(b)	20,189	77,122
FibroGen, Inc. (b)	38,850	905,594
Five Prime Therapeutics, Inc. (a)	17,387	558,992
Flexion Therapeutics, Inc. (a)	11,493	189,405
Foundation Medicine, Inc. (a)	9,752	218,640
Galena Biopharma, Inc. (a)(b)	133,137	223,670
Genocea Biosciences, Inc. (a)	16,996	81,411
Genomic Health, Inc. (a)(b)	14,858	310,829
Geron Corp. (a)(b)	128,531	446,003
Global Blood Therapeutics, Inc. (a)	5,543	258,470
Halozyme Therapeutics, Inc. (a)(b)	86,592	1,355,165
Heron Therapeutics, Inc. (a)(b)	23,389	641,326
Idera Pharmaceuticals, Inc. (a)	69,462	191,715
Ignyta, Inc. (a)	16,601	169,994
Immune Design Corp. (a)	8,616	112,008
ImmunoGen, Inc. (a)(b)	69,163	809,207
Immunomedics, Inc. (a)(b)	79,397	237,397
Infinity Pharmaceuticals, Inc. (a)(b)	39,973	413,721
Inovio Pharmaceuticals, Inc. (a)(b)	59,451	376,325
Insmed, Inc. (a)	49,520	982,477
Insys Therapeutics, Inc. (a)(b)	18,930	487,637
Invitae Corp. (b)	5,457	41,582
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	102,725	1,166,956
Karyopharm Therapeutics, Inc. (a)	18,113	241,809
Keryx Biopharmaceuticals, Inc. (a)(b)	84,265	377,507
Kite Pharma, Inc. (a)(b)	23,393	1,591,894
La Jolla Pharmaceutical Co. (a)	10,961	273,915
Lexicon Pharmaceuticals, Inc. (a)(b)	33,556	319,118
Ligand Pharmaceuticals, Inc. Class B (a)(b)	14,311	1,292,999
Lion Biotechnologies, Inc. (a)(b)	36,989	239,319
Loxo Oncology, Inc. (a)	6,136	143,460
Macrogenics, Inc. (a)	25,511	792,627
MannKind Corp. (a)(b)	197,609	654,086
Medgenics, Inc. (a)(b)	18,569	121,627
Merrimack Pharmaceuticals, Inc. (a)(b)	89,635	837,191
MiMedx Group, Inc. (a)(b)	88,336	643,086
Mirati Therapeutics, Inc. (a)	9,146	323,585
Momenta Pharmaceuticals, Inc. (a)(b)	50,008	820,631
Myriad Genetics, Inc. (a)(b)	56,292	2,272,508
NantKwest, Inc. (a)(b)	5,644	67,164
Natera, Inc. (a)(b)	8,984	74,118
Navidea Biopharmaceuticals, Inc. (a)(b)	117,164	236,671
Neurocrine Biosciences, Inc. (a)	69,153	3,394,721
NewLink Genetics Corp. (a)(b)	16,689	638,688
Nivalis Therapeutics, Inc.	4,435	35,569
Northwest Biotherapeutics, Inc. (a)(b)	36,075	176,046
Novavax, Inc. (a)(b)	217,358	1,467,167
Ocata Therapeutics, Inc. (a)(b)	32,974	145,086
OncoMed Pharmaceuticals, Inc. (a)	14,022	280,580
Oncothyreon, Inc. (a)	77,324	228,879
Ophthotech Corp. (a)(b)	19,030	950,168
Orexigen Therapeutics, Inc. (a)(b)	80,591	244,997
Organovo Holdings, Inc. (a)(b)	70,524	212,277
Osiris Therapeutics, Inc. (b)	15,709	267,524
Otonomy, Inc. (a)(b)	12,096	261,757
OvaScience, Inc. (a)(b)	18,337	237,831
PDL BioPharma, Inc. (b)	131,885	604,033
Peregrine Pharmaceuticals, Inc. (a)(b)	158,417	177,427
Pfenex, Inc. (a)	13,311	240,663
Portola Pharmaceuticals, Inc. (a)(b)	37,554	1,787,946
Progenics Pharmaceuticals, Inc. (a)	56,972	418,174
Proteon Therapeutics, Inc. (b)	5,593	76,624
Prothena Corp. PLC (a)(b)	25,424	1,309,590
PTC Therapeutics, Inc. (a)(b)	27,177	675,892
Radius Health, Inc. (a)(b)	26,766	1,719,180
Raptor Pharmaceutical Corp. (a)(b)	64,925	353,841
Regulus Therapeutics, Inc. (a)(b)	21,566	143,414
Repligen Corp. (a)(b)	26,455	879,364
Retrophin, Inc. (a)	28,132	538,165
Rigel Pharmaceuticals, Inc. (a)	73,049	185,544
Sage Therapeutics, Inc. (a)	11,131	559,110
Sangamo Biosciences, Inc. (a)	56,278	396,760
Sarepta Therapeutics, Inc. (a)(b)	36,358	874,773
Seres Therapeutics, Inc. (b)	6,907	204,723
Sorrento Therapeutics, Inc. (a)(b)	23,513	203,152
Spark Therapeutics, Inc. (b)	6,554	353,261
Spectrum Pharmaceuticals, Inc. (a)(b)	52,535	273,707
Stemline Therapeutics, Inc. (a)	12,798	113,774
Synergy Pharmaceuticals, Inc. (a)(b)	80,462	515,761
Synta Pharmaceuticals Corp. (a)	71,558	47,944
T2 Biosystems, Inc. (a)(b)	6,560	72,947
TESARO, Inc. (a)	18,723	851,335
TG Therapeutics, Inc. (a)(b)	28,744	355,563
Threshold Pharmaceuticals, Inc. (a)(b)	50,244	191,430
Tobira Therapeutics, Inc. (a)(b)	1,640	16,531
Tokai Pharmaceuticals, Inc. (a)(b)	6,855	75,748
Trevena, Inc. (a)	25,443	244,762
Trovagene, Inc. (a)(b)	22,940	98,871
Ultragenyx Pharmaceutical, Inc. (a)	31,120	3,091,772
Vanda Pharmaceuticals, Inc. (a)(b)	33,905	364,140
Verastem, Inc. (a)	25,334	46,615
Versartis, Inc. (a)(b)	18,186	187,861
Vitae Pharmaceuticals, Inc. (a)	10,828	128,637
Vital Therapies, Inc. (a)(b)	12,645	98,252
vTv Therapeutics, Inc. Class A (a)	5,633	41,346
Xbiotech, Inc. (b)	2,917	41,363
Xencor, Inc. (a)	23,638	256,000
XOMA Corp. (a)(b)	67,265	82,063
Zafgen, Inc. (a)	13,259	127,684
ZIOPHARM Oncology, Inc. (a)(b)	93,047	1,059,805
		84,426,124
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	18,257	916,684
Abiomed, Inc. (a)(b)	33,755	2,486,393
Accuray, Inc. (a)(b)	64,146	429,778
Analogic Corp.	10,101	885,050
Angiodynamics, Inc. (a)	19,760	248,581
Anika Therapeutics, Inc. (a)(b)	11,524	443,904
Antares Pharma, Inc. (a)(b)	124,637	171,999
Atricure, Inc. (a)(b)	22,624	419,110
Atrion Corp.	1,171	432,099
Cantel Medical Corp.	27,847	1,650,770
Cardiovascular Systems, Inc. (a)(b)	25,521	349,638
Cerus Corp. (a)(b)	79,233	377,941
ConforMis, Inc. (a)(b)	8,313	162,685
CONMED Corp.	22,078	895,484
Corindus Vascular Robotics, Inc.	16,133	51,626
Cryolife, Inc.	21,728	229,013
Cutera, Inc. (a)	11,424	155,024
Cynosure, Inc. Class A (a)(b)	17,819	670,707
EndoChoice Holdings, Inc.	5,812	59,980
Endologix, Inc. (a)(b)	53,611	457,838
Entellus Medical, Inc.	3,937	66,890
Exactech, Inc. (a)	8,313	141,570
Genmark Diagnostics, Inc. (a)(b)	34,366	218,568
Glaukos Corp.	5,665	113,527
Globus Medical, Inc. (a)(b)	55,704	1,244,984
Greatbatch, Inc. (a)	20,743	1,108,713
Haemonetics Corp. (a)	41,930	1,416,395
Halyard Health, Inc. (a)	37,783	1,121,399
HeartWare International, Inc. (a)(b)	14,015	605,308
ICU Medical, Inc. (a)	11,446	1,258,717
Inogen, Inc. (a)	12,594	538,268
Insulet Corp. (a)	46,151	1,379,915
Integra LifeSciences Holdings Corp. (a)	23,040	1,372,493
Invacare Corp.	26,302	454,499
InVivo Therapeutics Holdings Corp. (a)(b)	21,522	156,250
Invuity, Inc.	3,926	52,726
IRadimed Corp. (a)	2,029	53,769
K2M Group Holdings, Inc. (a)	13,870	253,128
Lantheus Holdings, Inc.	10,561	31,683
LDR Holding Corp. (a)(b)	20,390	515,867
LeMaitre Vascular, Inc.	9,245	123,143
LivaNova PLC (a)(b)	35,909	2,380,049
Masimo Corp. (a)	35,440	1,406,259
Meridian Bioscience, Inc.	34,007	646,473
Merit Medical Systems, Inc. (a)	35,244	653,424
Natus Medical, Inc. (a)	26,742	1,217,563
Neogen Corp. (a)	29,997	1,621,338
Nevro Corp.	13,348	544,198
NuVasive, Inc. (a)	39,142	1,845,937
NxStage Medical, Inc. (a)	51,397	858,844
OraSure Technologies, Inc. (a)	46,069	239,559
Orthofix International NV (a)	15,112	514,564
Oxford Immunotec Global PLC (a)(b)	15,642	196,151
Quidel Corp. (a)(b)	23,553	452,689
Rockwell Medical Technologies, Inc. (a)(b)	40,784	472,279
RTI Biologics, Inc. (a)	48,000	201,840
Seaspine Holdings Corp. (a)	7,071	106,631
Second Sight Medical Products, Inc. (b)	8,597	50,550
Sientra, Inc. (b)	6,698	25,184
Staar Surgical Co. (a)(b)	31,966	260,523
Steris Corp.	68,849	5,160,204
SurModics, Inc. (a)	10,088	215,177
Tandem Diabetes Care, Inc. (a)(b)	13,790	125,075
The Spectranetics Corp. (a)(b)	34,123	416,983
TransEnterix, Inc. (a)(b)	34,847	86,769
Unilife Corp. (a)(b)	95,954	72,311
Utah Medical Products, Inc.	2,913	171,780
Vascular Solutions, Inc. (a)	13,938	447,689
Veracyte, Inc. (a)(b)	9,762	63,551
West Pharmaceutical Services, Inc.	58,103	3,486,761
Wright Medical Group NV (a)(b)	71,838	1,388,629
Zeltiq Aesthetics, Inc. (a)	26,183	883,414
		49,934,514
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (b)	6,018	139,618
Aceto Corp.	23,326	703,512
Addus HomeCare Corp. (a)	5,306	132,544
Adeptus Health, Inc. Class A (a)(b)	4,899	317,896
Air Methods Corp. (a)(b)	31,856	1,303,866
Alliance Healthcare Services, Inc. (a)	3,601	30,464
Almost Family, Inc. (a)	5,773	238,887
Amedisys, Inc. (a)(b)	22,955	908,559
AMN Healthcare Services, Inc. (a)	38,525	1,092,954
AmSurg Corp. (a)(b)	39,201	2,747,598
BioScrip, Inc. (a)(b)	51,534	101,522
BioTelemetry, Inc. (a)	21,914	285,320
Capital Senior Living Corp. (a)	24,391	551,724
Chemed Corp.	13,806	2,171,546
Civitas Solutions, Inc. (a)	9,167	235,867
Corvel Corp. (a)	6,716	222,971
Cross Country Healthcare, Inc. (a)	26,321	355,334
Diplomat Pharmacy, Inc. (b)	29,457	828,036
ExamWorks Group, Inc. (a)(b)	33,625	949,570
Five Star Quality Care, Inc. (a)	34,491	112,786
Genesis HealthCare, Inc. Class A (a)	28,929	143,488
Hanger, Inc. (a)(b)	29,645	427,481
HealthEquity, Inc. (a)	29,047	950,127
HealthSouth Corp.	74,190	2,584,038
Healthways, Inc. (a)	25,304	297,828
IPC The Hospitalist Co., Inc. (a)	13,997	1,098,765
Kindred Healthcare, Inc.	67,995	911,133
Landauer, Inc.	7,774	306,995
LHC Group, Inc. (a)	10,304	464,350
Magellan Health Services, Inc. (a)	21,923	1,170,688
Molina Healthcare, Inc. (a)(b)	31,821	1,972,902
National Healthcare Corp.	8,013	523,089
National Research Corp. Class A	8,527	130,719
Nobilis Health Corp. (a)(b)	24,944	70,391
Owens & Minor, Inc. (b)	50,956	1,826,773
PharMerica Corp. (a)	24,654	704,365
Providence Service Corp. (a)	10,876	561,745
RadNet, Inc. (a)	26,814	177,241
Select Medical Holdings Corp.	85,857	970,184
Surgical Care Affiliates, Inc. (a)	17,376	514,503
Team Health Holdings, Inc. (a)	58,280	3,477,568
Teladoc, Inc. (b)	7,665	150,771
The Ensign Group, Inc.	20,514	864,870
Triple-S Management Corp. (a)	19,252	396,399
Trupanion, Inc. (a)(b)	13,912	91,402
U.S. Physical Therapy, Inc.	9,973	489,275
Universal American Spin Corp. (a)	39,976	298,221
Wellcare Health Plans, Inc. (a)	35,666	3,160,008
		38,165,893
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	25,868	130,892
Computer Programs & Systems, Inc. (b)	9,019	342,812
Connecture, Inc.	4,940	29,146
Evolent Health, Inc.	10,721	137,765
HealthStream, Inc. (a)	20,755	494,177
HMS Holdings Corp. (a)(b)	71,031	747,956
Imprivata, Inc. (a)	7,195	77,634
MedAssets, Inc. (a)	48,958	1,159,325
Medidata Solutions, Inc. (a)(b)	44,826	1,927,518
Omnicell, Inc. (a)	29,516	802,835
Press Ganey Holdings, Inc.	8,427	264,102
Quality Systems, Inc.	40,471	568,618
Vocera Communications, Inc. (a)	21,432	252,255
		6,935,035
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	17,435	292,385
Affymetrix, Inc. (a)(b)	63,620	585,304
Albany Molecular Research, Inc. (a)(b)	20,778	374,835
Cambrex Corp. (a)	25,355	1,165,569
Fluidigm Corp. (a)(b)	22,163	239,582
Furiex Pharmaceuticals, Inc. rights (a)	4,241	41,435
Harvard Bioscience, Inc. (a)	27,297	80,253
INC Research Holdings, Inc. Class A	10,244	427,277
Luminex Corp. (a)(b)	34,604	629,793
Nanostring Technologies, Inc. (a)(b)	11,021	159,915
NeoGenomics, Inc. (a)	43,177	304,398
Pacific Biosciences of California, Inc. (a)(b)	47,647	338,294
PAREXEL International Corp. (a)	44,622	2,816,541
PRA Health Sciences, Inc. (b)	16,207	567,893
Sequenom, Inc. (a)(b)	96,970	169,698
		8,193,172
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (a)(b)	16,436	374,905
Agile Therapeutics, Inc. (a)	7,518	59,693
Alimera Sciences, Inc. (a)(b)	21,864	65,811
Amphastar Pharmaceuticals, Inc. (a)	25,301	299,564
ANI Pharmaceuticals, Inc. (a)(b)	6,401	267,818
Aratana Therapeutics, Inc. (a)	23,255	162,552
Assembly Biosciences, Inc. (a)	10,990	105,504
AstraZeneca PLC rights (a)	1,000	0
Biodelivery Sciences International, Inc. (a)(b)	38,149	205,242
Carbylan Therapeutics, Inc.	8,707	31,345
Catalent, Inc. (a)	67,807	1,802,310
Cempra, Inc. (a)(b)	25,588	568,054
Collegium Pharmaceutical, Inc.	5,475	100,576
Corcept Therapeutics, Inc. (a)(b)	51,396	189,651
Corium International, Inc. (a)	8,517	59,108
DepoMed, Inc. (a)	48,631	851,043
Dermira, Inc.	12,734	343,691
Durect Corp. (a)	94,608	193,000
Endocyte, Inc. (a)(b)	29,806	153,203
Flex Pharma, Inc. (b)	3,995	45,263
Foamix Pharmaceuticals Ltd. (a)	17,456	124,461
Heska Corp. (a)	4,416	135,836
Impax Laboratories, Inc. (a)(b)	58,242	2,016,920
Intersect ENT, Inc. (a)	13,433	257,376
Intra-Cellular Therapies, Inc. (a)	21,604	1,033,751
Lannett Co., Inc. (a)(b)	21,555	965,017
Nektar Therapeutics (a)(b)	107,014	1,270,256
Neos Therapeutics, Inc.	4,662	66,014
Ocular Therapeutix, Inc. (a)(b)	11,549	99,668
Omeros Corp. (a)(b)	30,474	381,839
Pacira Pharmaceuticals, Inc. (a)(b)	29,542	1,475,623
Paratek Pharmaceuticals, Inc. (a)	10,238	177,732
Pernix Therapeutics Holdings, Inc. (a)(b)	33,665	94,599
Phibro Animal Health Corp. Class A	14,122	471,110
Pozen, Inc. (a)	22,076	129,145
Prestige Brands Holdings, Inc. (a)	42,579	2,086,797
Relypsa, Inc. (a)(b)	26,386	421,912
Revance Therapeutics, Inc. (a)(b)	12,533	490,918
Sagent Pharmaceuticals, Inc. (a)(b)	18,850	316,869
SciClone Pharmaceuticals, Inc. (a)(b)	40,273	306,880
Sucampo Pharmaceuticals, Inc. Class A (a)	19,993	387,064
Supernus Pharmaceuticals, Inc. (a)(b)	27,505	453,833
Teligent, Inc. (a)(b)	33,599	244,265
Tetraphase Pharmaceuticals, Inc. (a)	29,707	268,254
The Medicines Company (a)(b)	53,654	1,837,113
TherapeuticsMD, Inc. (a)	102,599	602,256
Theravance Biopharma, Inc. (a)(b)	21,249	317,673
Theravance, Inc. (b)	68,382	600,394
VIVUS, Inc. (a)(b)	84,417	106,365
XenoPort, Inc. (a)	46,264	282,673
Zogenix, Inc. (a)	19,267	227,158
ZS Pharma, Inc. (a)	14,741	958,312
Zynerba Pharmaceuticals, Inc. (b)	2,953	37,178
		24,523,594

TOTAL HEALTH CARE		212,178,332

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.4%
AAR Corp.	28,913	656,036
Aerojet Rocketdyne Holdings, Inc. (a)(b)	50,268	851,540
AeroVironment, Inc. (a)(b)	15,842	365,475
American Science & Engineering, Inc.	5,955	223,193
Astronics Corp. (a)	17,938	678,236
Cubic Corp.	17,641	791,199
Curtiss-Wright Corp.	38,305	2,664,496
DigitalGlobe, Inc. (a)(b)	58,853	878,675
Ducommun, Inc. (a)	8,611	186,342
Engility Holdings, Inc.	14,568	468,944
Esterline Technologies Corp. (a)	24,195	1,864,225
HEICO Corp.	15,311	772,287
HEICO Corp. Class A	32,543	1,421,478
KEYW Holding Corp. (a)(b)	27,204	193,965
KLX, Inc. (a)	42,700	1,669,997
Kratos Defense & Security Solutions, Inc. (a)(b)	36,001	179,645
Moog, Inc. Class A (a)	31,293	1,932,656
National Presto Industries, Inc. (b)	3,985	350,879
Sparton Corp. (a)	8,348	196,428
Taser International, Inc. (a)(b)	43,318	1,014,074
Teledyne Technologies, Inc. (a)	28,499	2,542,966
Vectrus, Inc. (a)	8,121	201,969
		20,104,705
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	42,748	418,503
Atlas Air Worldwide Holdings, Inc. (a)	20,352	839,316
Echo Global Logistics, Inc. (a)	23,760	565,250
Forward Air Corp.	25,002	1,134,091
Hub Group, Inc. Class A (a)(b)	29,344	1,173,173
Park-Ohio Holdings Corp.	6,817	235,187
Radiant Logistics, Inc. (a)	24,316	96,535
UTi Worldwide, Inc. (a)	75,433	537,837
XPO Logistics, Inc. (a)(b)	57,985	1,609,664
		6,609,556
Airlines - 0.4%
Allegiant Travel Co.	10,853	2,142,925
Hawaiian Holdings, Inc. (a)	38,523	1,336,748
Republic Airways Holdings, Inc. (a)	40,299	232,122
SkyWest, Inc.	41,946	798,652
Virgin America, Inc. (b)	20,284	722,313
		5,232,760
Building Products - 0.9%
AAON, Inc.	33,680	689,430
Advanced Drain Systems, Inc. Del (b)	27,333	858,803
American Woodmark Corp. (a)	10,301	748,883
Apogee Enterprises, Inc.	23,701	1,173,911
Builders FirstSource, Inc. (a)	41,499	490,518
Continental Building Products, Inc. (a)	25,138	441,675
Gibraltar Industries, Inc. (a)	24,733	626,240
Griffon Corp.	27,023	464,255
Insteel Industries, Inc.	14,496	310,069
Masonite International Corp. (a)	24,525	1,468,312
NCI Building Systems, Inc. (a)	22,282	233,070
Nortek, Inc. (a)	7,785	477,610
Patrick Industries, Inc. (a)	10,123	410,791
PGT, Inc. (a)	38,516	464,503
Ply Gem Holdings, Inc. (a)	17,902	211,602
Quanex Building Products Corp.	26,981	509,131
Simpson Manufacturing Co. Ltd.	33,808	1,284,028
Trex Co., Inc. (a)(b)	26,029	1,016,953
Universal Forest Products, Inc.	16,275	1,182,053
		13,061,837
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	45,256	1,285,270
ACCO Brands Corp. (a)	88,917	717,560
ARC Document Solutions, Inc. (a)	33,758	209,975
Brady Corp. Class A	38,455	874,851
Casella Waste Systems, Inc. Class A (a)	31,379	190,471
CECO Environmental Corp.	24,150	215,418
Civeo Corp.	81,683	151,930
Deluxe Corp.	40,355	2,403,140
Ennis, Inc.	21,061	421,852
Essendant, Inc.	31,200	1,078,584
G&K Services, Inc. Class A	16,239	1,068,851
Healthcare Services Group, Inc. (b)	57,612	2,146,623
Heritage-Crystal Clean, Inc. (a)	10,334	123,181
Herman Miller, Inc.	48,223	1,530,116
HNI Corp.	36,209	1,554,814
InnerWorkings, Inc. (a)(b)	29,324	219,344
Interface, Inc.	53,636	1,048,584
Kimball International, Inc. Class B	28,457	310,750
Knoll, Inc.	39,812	925,231
Matthews International Corp. Class A	26,391	1,523,552
McGrath RentCorp.	21,073	633,244
Mobile Mini, Inc.	37,217	1,274,310
Msa Safety, Inc.	23,827	1,035,998
Multi-Color Corp.	10,259	798,561
NL Industries, Inc. (a)	5,068	17,687
Quad/Graphics, Inc.	24,044	310,168
SP Plus Corp. (a)(b)	13,243	337,697
Steelcase, Inc. Class A	67,741	1,314,853
Team, Inc. (a)	16,892	591,220
Tetra Tech, Inc.	48,797	1,312,639
The Brink's Co.	39,407	1,220,829
TRC Companies, Inc. (a)	13,764	142,182
U.S. Ecology, Inc.	17,423	683,156
UniFirst Corp.	12,071	1,268,300
Viad Corp.	16,221	488,414
West Corp.	42,481	1,011,473
		30,440,828
Construction & Engineering - 0.8%
Aegion Corp. (a)	29,820	575,228
Ameresco, Inc. Class A (a)	15,262	98,898
Argan, Inc.	10,772	398,025
Comfort Systems U.S.A., Inc.	30,261	966,234
Dycom Industries, Inc. (a)(b)	27,591	2,099,399
EMCOR Group, Inc.	50,569	2,441,471
Furmanite Corp. (a)	31,126	216,326
Granite Construction, Inc.	31,488	1,034,066
Great Lakes Dredge & Dock Corp. (a)	46,727	186,908
HC2 Holdings, Inc. (a)(b)	16,403	124,007
MasTec, Inc. (a)	53,598	898,838
MYR Group, Inc. (a)	17,051	383,648
Northwest Pipe Co. (a)	7,113	93,963
NV5 Holdings, Inc. (a)	3,703	86,206
Orion Marine Group, Inc. (a)	22,550	88,171
Primoris Services Corp.	32,154	640,508
Tutor Perini Corp. (a)	30,101	505,095
		10,836,991
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,203	100,366
AZZ, Inc.	20,917	1,157,338
Encore Wire Corp.	16,700	714,259
EnerSys	35,958	2,193,078
Enphase Energy, Inc. (a)(b)	21,334	76,802
Franklin Electric Co., Inc.	38,564	1,271,069
FuelCell Energy, Inc. (a)(b)	196,371	173,690
Generac Holdings, Inc. (a)(b)	56,006	1,767,549
General Cable Corp.	39,549	608,659
LSI Industries, Inc.	18,038	193,728
Plug Power, Inc. (a)(b)	136,453	328,852
Powell Industries, Inc.	7,296	243,103
Power Solutions International, Inc. (a)(b)	3,535	63,771
PowerSecure International, Inc. (a)	18,649	232,367
Preformed Line Products Co.	2,025	86,063
Sunrun, Inc. (a)	14,505	107,482
Thermon Group Holdings, Inc. (a)(b)	25,916	521,171
Vicor Corp. (a)	13,872	134,004
		9,973,351
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	30,342	552,528
Machinery - 2.6%
Accuride Corp. (a)	30,612	86,326
Actuant Corp. Class A	47,833	1,090,592
Alamo Group, Inc.	7,872	369,354
Albany International Corp. Class A	22,961	862,645
Altra Industrial Motion Corp.	21,617	571,986
American Railcar Industries, Inc. (b)	7,730	446,176
Astec Industries, Inc.	15,583	506,448
Barnes Group, Inc.	44,278	1,664,410
Blount International, Inc.	38,471	233,519
Blue Bird Corp. (a)	3,596	38,909
Briggs & Stratton Corp.	36,220	643,629
Chart Industries, Inc. (a)	24,599	422,857
CIRCOR International, Inc.	13,867	636,773
CLARCOR, Inc.	40,558	2,022,222
Columbus McKinnon Corp. (NY Shares)	16,655	311,282
Commercial Vehicle Group, Inc. (a)	24,050	100,048
Douglas Dynamics, Inc.	18,185	398,979
EnPro Industries, Inc.	18,473	907,209
ESCO Technologies, Inc.	21,153	784,565
ExOne Co. (a)(b)	8,909	95,326
Federal Signal Corp.	50,050	753,753
FreightCar America, Inc.	9,515	172,983
Global Brass & Copper Holdings, Inc.	17,383	390,944
Gorman-Rupp Co.	15,111	432,023
Graham Corp.	8,188	138,950
Greenbrier Companies, Inc. (b)	21,116	803,253
Harsco Corp.	64,579	692,933
Hillenbrand, Inc.	50,860	1,509,016
Hurco Companies, Inc.	5,129	137,816
Hyster-Yale Materials Handling Class A	7,736	452,711
John Bean Technologies Corp.	23,619	1,059,548
Kadant, Inc.	9,048	372,054
L.B. Foster Co. Class A	8,805	129,698
Lindsay Corp. (b)	9,427	638,962
Lydall, Inc. (a)	13,683	468,369
Meritor, Inc. (a)	79,544	864,643
Milacron Holdings Corp.	11,820	201,767
Miller Industries, Inc.	8,924	202,396
Mueller Industries, Inc.	46,073	1,452,221
Mueller Water Products, Inc. Class A	130,980	1,152,624
Navistar International Corp. (a)(b)	41,051	504,927
NN, Inc.	21,591	297,956
Omega Flex, Inc.	2,429	100,415
Proto Labs, Inc. (a)(b)	18,876	1,223,920
RBC Bearings, Inc. (a)	18,960	1,296,674
Rexnord Corp. (a)	82,624	1,526,892
Standex International Corp.	10,381	931,383
Sun Hydraulics Corp.	18,431	539,844
Tennant Co.	14,889	862,371
Titan International, Inc.	35,281	250,495
TriMas Corp. (a)	36,295	726,263
Twin Disc, Inc.	6,368	75,015
Wabash National Corp. (a)	54,507	652,449
Watts Water Technologies, Inc. Class A	22,809	1,241,722
Woodward, Inc.	52,810	2,402,855
Xerium Technologies, Inc. (a)	9,024	121,824
		36,974,924
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	17,133	104,511
Golden Ocean Group Ltd.	51,202	100,868
Matson, Inc.	35,293	1,617,478
Navios Maritime Holdings, Inc. (b)	62,598	132,082
Safe Bulkers, Inc. (b)	28,325	87,241
Scorpio Bulkers, Inc. (a)(b)	271,299	379,819
Ultrapetrol (Bahamas) Ltd. (a)	15,203	6,843
		2,428,842
Professional Services - 1.4%
Acacia Research Corp.	40,010	266,467
Advisory Board Co. (a)	34,407	1,508,059
Barrett Business Services, Inc.	5,634	275,953
CBIZ, Inc. (a)	40,372	433,999
CDI Corp.	12,853	102,824
CEB, Inc.	27,023	2,020,239
CRA International, Inc. (a)	7,997	187,130
Exponent, Inc.	20,901	1,074,520
Franklin Covey Co. (a)	9,598	164,414
FTI Consulting, Inc. (a)(b)	33,375	1,135,084
GP Strategies Corp. (a)	10,426	261,588
Heidrick & Struggles International, Inc.	14,534	386,023
Hill International, Inc. (a)	28,664	96,884
Huron Consulting Group, Inc. (a)	18,516	894,323
ICF International, Inc. (a)	15,671	480,630
Insperity, Inc.	15,597	724,637
Kelly Services, Inc. Class A (non-vtg.)	23,509	371,442
Kforce, Inc.	20,034	563,156
Korn/Ferry International	40,857	1,485,969
MISTRAS Group, Inc. (a)	13,169	249,157
Navigant Consulting, Inc. (a)	39,322	676,338
On Assignment, Inc. (a)	41,846	1,887,673
Pendrell Corp. (a)	129,772	86,947
Resources Connection, Inc.	30,720	551,424
RPX Corp. (a)	43,435	618,514
TriNet Group, Inc. (a)	33,562	637,007
TrueBlue, Inc. (a)	33,964	983,937
Volt Information Sciences, Inc. (a)	6,850	59,047
VSE Corp.	3,436	197,433
WageWorks, Inc. (a)	28,953	1,390,323
		19,771,141
Road & Rail - 0.6%
ArcBest Corp.	20,995	543,771
Celadon Group, Inc.	23,028	333,445
Con-way, Inc.	45,858	2,182,841
Covenant Transport Group, Inc. Class A (a)	9,885	190,781
Heartland Express, Inc. (b)	40,357	759,922
Knight Transportation, Inc.	50,874	1,293,217
Marten Transport Ltd.	19,354	317,212
P.A.M. Transportation Services, Inc. (a)	2,259	80,669
Roadrunner Transportation Systems, Inc. (a)	22,643	240,922
Saia, Inc. (a)	20,257	478,268
Swift Transporation Co. (a)(b)	71,544	1,118,233
U.S.A. Truck, Inc. (a)	7,710	140,168
Universal Truckload Services, Inc.	6,057	96,791
Werner Enterprises, Inc.	35,543	940,468
YRC Worldwide, Inc. (a)	26,773	488,875
		9,205,583
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	50,683	1,148,477
Applied Industrial Technologies, Inc.	32,635	1,348,152
Beacon Roofing Supply, Inc. (a)	40,138	1,420,484
CAI International, Inc. (a)(b)	13,293	154,465
DXP Enterprises, Inc. (a)	9,972	301,753
H&E Equipment Services, Inc.	25,023	483,194
Kaman Corp.	22,017	856,241
Lawson Products, Inc. (a)	4,777	124,250
MRC Global, Inc. (a)(b)	84,008	999,695
Neff Corp.	7,624	44,677
Rush Enterprises, Inc. Class A (a)	28,426	693,026
Stock Building Supply Holdings, Inc. (a)	11,483	198,426
TAL International Group, Inc.	26,800	454,528
Textainer Group Holdings Ltd. (b)	18,125	354,525
Titan Machinery, Inc. (a)(b)	14,105	172,504
Univar, Inc.	32,776	578,824
Veritiv Corp. (a)	6,733	282,786
		9,616,007
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	49,339	614,764

TOTAL INDUSTRIALS		175,423,817

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	40,480	628,654
Aerohive Networks, Inc. (a)(b)	19,515	131,531
Alliance Fiber Optic Products, Inc.	11,344	154,392
Applied Optoelectronics, Inc. (a)	13,256	273,339
Bel Fuse, Inc. Class B (non-vtg.)	8,016	144,528
Black Box Corp.	12,220	149,206
CalAmp Corp. (a)	28,861	547,205
Calix Networks, Inc. (a)	36,571	255,631
Ciena Corp. (a)(b)	99,958	2,412,986
Clearfield, Inc. (a)(b)	8,696	122,005
Comtech Telecommunications Corp.	12,763	308,354
Digi International, Inc. (a)	20,568	265,327
EMCORE Corp. (a)	15,479	105,876
Extreme Networks, Inc. (a)	79,177	284,245
Finisar Corp. (a)(b)	84,555	961,390
Harmonic, Inc. (a)	73,208	421,678
Infinera Corp. (a)(b)	107,726	2,128,666
InterDigital, Inc.	29,177	1,480,441
Ixia (a)	48,455	698,237
KVH Industries, Inc. (a)	13,071	128,096
NETGEAR, Inc. (a)	26,009	1,076,773
NetScout Systems, Inc. (a)	74,378	2,667,939
Novatel Wireless, Inc. (a)(b)	27,376	58,858
Oclaro, Inc. (a)(b)	80,047	234,538
Plantronics, Inc.	28,514	1,528,921
Polycom, Inc. (a)	109,258	1,505,575
Ruckus Wireless, Inc. (a)	60,430	681,650
ShoreTel, Inc. (a)	52,632	496,846
Sonus Networks, Inc. (a)	40,215	265,821
Ubiquiti Networks, Inc. (b)	24,861	725,444
ViaSat, Inc. (a)(b)	34,582	2,281,029
		23,125,181
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	12,182	138,509
Anixter International, Inc. (a)	23,100	1,584,198
AVX Corp.	37,123	501,161
Badger Meter, Inc.	11,780	713,632
Belden, Inc.	34,497	2,208,843
Benchmark Electronics, Inc. (a)	41,947	829,712
Checkpoint Systems, Inc.	35,311	264,126
Coherent, Inc. (a)	19,481	1,055,870
Control4 Corp. (a)(b)	16,201	105,955
CTS Corp.	26,525	482,225
Daktronics, Inc.	30,618	296,995
DTS, Inc. (a)	14,209	422,860
Electro Rent Corp.	14,485	150,354
Fabrinet (a)	28,589	619,524
FARO Technologies, Inc. (a)(b)	14,273	482,285
FEI Co.	33,618	2,426,883
GSI Group, Inc. (a)	28,676	387,413
II-VI, Inc. (a)	42,682	773,398
Insight Enterprises, Inc. (a)	31,075	789,305
InvenSense, Inc. (a)(b)	62,284	742,425
Itron, Inc. (a)	31,214	1,146,490
Kimball Electronics, Inc. (a)	22,979	261,731
Knowles Corp. (a)(b)	70,738	1,178,495
Littelfuse, Inc.	18,282	1,826,920
Mercury Systems, Inc. (a)	27,775	476,619
Mesa Laboratories, Inc.	2,254	252,110
Methode Electronics, Inc. Class A	31,022	1,033,963
MTS Systems Corp.	11,980	791,039
Multi-Fineline Electronix, Inc. (a)	7,466	138,718
Newport Corp. (a)	32,476	490,712
OSI Systems, Inc. (a)	15,956	1,375,088
Park Electrochemical Corp.	16,866	275,590
PC Connection, Inc.	8,633	200,631
Plexus Corp. (a)	27,327	946,061
RealD, Inc. (a)	32,856	334,146
Rofin-Sinar Technologies, Inc. (a)	22,456	650,326
Rogers Corp. (a)	14,965	696,172
Sanmina Corp. (a)	66,935	1,383,546
ScanSource, Inc. (a)	22,945	791,832
SYNNEX Corp.	23,230	2,054,461
Tech Data Corp. (a)	29,663	2,159,170
TTM Technologies, Inc. (a)(b)	47,904	349,699
Universal Display Corp. (a)(b)	32,655	1,120,393
Vishay Intertechnology, Inc. (b)	110,491	1,171,205
Vishay Precision Group, Inc. (a)	10,281	120,596
		36,201,386
Internet Software & Services - 2.3%
Actua Corp. (a)	33,091	458,310
Alarm.com Holdings, Inc.	6,929	87,652
Amber Road, Inc. (a)(b)	12,698	51,046
Angie's List, Inc. (a)(b)	35,806	276,780
Apigee Corp. (b)	3,596	34,701
AppFolio, Inc.	4,725	82,735
Bankrate, Inc. (a)(b)	53,673	637,099
Bazaarvoice, Inc. (a)(b)	52,704	233,479
Benefitfocus, Inc. (a)(b)	6,468	206,717
Blucora, Inc. (a)(b)	32,833	321,763
Box, Inc. Class A	10,274	128,220
Brightcove, Inc. (a)	25,813	160,041
Carbonite, Inc. (a)	16,026	162,183
Care.com, Inc. (a)	17,029	102,344
ChannelAdvisor Corp. (a)	16,882	147,211
Cimpress NV (a)	26,538	2,093,848
comScore, Inc. (a)(b)	27,960	1,196,129
Constant Contact, Inc. (a)	25,927	676,695
Cornerstone OnDemand, Inc. (a)	43,902	1,382,913
Cvent, Inc. (a)(b)	19,050	602,171
Demandware, Inc. (a)(b)	27,060	1,534,302
DHI Group, Inc. (a)	35,159	318,189
EarthLink Holdings Corp.	82,908	708,863
Endurance International Group Holdings, Inc. (a)(b)	47,122	628,136
Envestnet, Inc. (a)(b)	28,679	856,355
Everyday Health, Inc. (a)	16,721	157,177
Five9, Inc. (a)	17,035	73,762
Gogo, Inc. (a)(b)	45,305	640,160
GrubHub, Inc. (a)(b)	60,871	1,459,687
GTT Communications, Inc. (a)	19,683	368,466
Hortonworks, Inc. (b)	5,935	115,495
Internap Network Services Corp. (a)	44,522	300,969
IntraLinks Holdings, Inc. (a)	31,659	277,016
j2 Global, Inc.	38,963	3,021,581
Limelight Networks, Inc. (a)	45,004	91,808
Liquidity Services, Inc. (a)	20,570	168,468
LivePerson, Inc. (a)	46,124	359,767
LogMeIn, Inc. (a)(b)	19,976	1,345,583
Marchex, Inc. Class B	28,634	123,699
Marin Software, Inc. (a)	26,110	93,474
Marketo, Inc. (a)	28,273	832,074
MaxPoint Interactive, Inc.	4,863	23,440
MINDBODY, Inc. (b)	5,856	91,588
Monster Worldwide, Inc. (a)(b)	72,937	457,315
New Relic, Inc.	4,527	179,496
NIC, Inc.	53,356	1,012,163
Opower, Inc. (a)(b)	22,178	214,018
Q2 Holdings, Inc. (a)	15,775	388,854
QuinStreet, Inc. (a)	28,043	155,639
Quotient Technology, Inc. (a)(b)	48,849	270,623
RealNetworks, Inc. (a)	17,520	67,978
Reis, Inc.	6,788	165,220
RetailMeNot, Inc. (a)	30,092	264,509
Rocket Fuel, Inc. (a)(b)	20,757	95,482
SciQuest, Inc. (a)(b)	22,960	272,306
Shutterstock, Inc. (a)(b)	15,811	450,297
SPS Commerce, Inc. (a)(b)	13,467	967,200
Stamps.com, Inc. (a)	11,558	873,900
TechTarget, Inc. (a)	15,245	142,236
Textura Corp. (a)	15,655	459,631
Travelzoo, Inc. (a)	5,810	51,941
TrueCar, Inc. (a)(b)	38,449	236,077
United Online, Inc. (a)	11,523	134,589
Web.com Group, Inc. (a)	35,654	836,799
WebMD Health Corp. (a)(b)	30,624	1,245,172
Wix.com Ltd. (a)	15,295	338,325
Xactly Corp.	6,812	63,352
XO Group, Inc. (a)	20,848	315,430
Xoom Corp. (a)	25,398	633,426
		32,924,074
IT Services - 2.5%
6D Global Technologies, Inc. (a)(b)	14,367	41,664
Acxiom Corp. (a)	63,277	1,399,687
Blackhawk Network Holdings, Inc. (a)	43,920	1,870,114
CACI International, Inc. Class A (a)	19,457	1,888,107
Cardtronics, Inc. (a)(b)	36,355	1,254,248
Cass Information Systems, Inc.	9,436	492,182
Ciber, Inc. (a)	62,036	221,469
Convergys Corp.	79,767	2,047,619
CSG Systems International, Inc.	26,529	889,252
Datalink Corp. (a)	17,215	125,670
EPAM Systems, Inc. (a)	39,499	3,055,248
Euronet Worldwide, Inc. (a)	41,886	3,360,933
Everi Holdings, Inc. (a)	51,610	241,535
EVERTEC, Inc.	53,373	973,524
ExlService Holdings, Inc. (a)	27,005	1,195,241
Forrester Research, Inc.	8,247	266,131
Hackett Group, Inc.	19,145	284,878
Heartland Payment Systems, Inc.	29,570	2,188,180
Lionbridge Technologies, Inc. (a)	53,919	290,623
Luxoft Holding, Inc. (a)	14,856	990,004
ManTech International Corp. Class A	19,406	560,833
Maximus, Inc.	53,241	3,631,036
ModusLink Global Solutions, Inc. (a)(b)	32,202	93,064
MoneyGram International, Inc. (a)	22,753	230,033
Neustar, Inc. Class A (a)(b)	44,879	1,220,260
Perficient, Inc. (a)	28,295	473,092
PFSweb, Inc. (a)	9,550	152,991
Science Applications International Corp.	37,226	1,707,184
ServiceSource International, Inc. (a)	47,980	204,875
Sykes Enterprises, Inc. (a)	31,314	908,106
Syntel, Inc. (a)	25,325	1,191,288
Teletech Holdings, Inc.	13,345	388,340
Unisys Corp. (a)(b)	40,216	538,894
Virtusa Corp. (a)	23,994	1,377,975
		35,754,280
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	33,319	942,261
Advanced Micro Devices, Inc. (a)(b)	515,625	1,093,125
Alpha & Omega Semiconductor Ltd. (a)	16,251	144,309
Ambarella, Inc. (a)(b)	25,356	1,253,601
Amkor Technology, Inc. (a)	79,791	496,300
Applied Micro Circuits Corp. (a)	65,427	423,967
Axcelis Technologies, Inc. (a)	91,911	257,351
Brooks Automation, Inc.	53,762	593,532
Cabot Microelectronics Corp. (a)	20,021	844,286
Cascade Microtech, Inc. (a)	10,845	166,145
Cavium, Inc. (a)	44,737	3,174,090
Ceva, Inc. (a)	16,717	390,676
Cirrus Logic, Inc. (a)	51,328	1,582,442
Cohu, Inc.	21,313	268,331
Diodes, Inc. (a)	30,545	699,481
DSP Group, Inc. (a)	17,923	181,022
Entegris, Inc. (a)	113,428	1,455,281
Exar Corp. (a)	32,514	185,005
Fairchild Semiconductor International, Inc. (a)	94,279	1,572,574
FormFactor, Inc. (a)	47,145	388,475
Inphi Corp. (a)(b)	30,731	914,862
Integrated Device Technology, Inc. (a)	119,905	3,057,578
Integrated Silicon Solution, Inc.	25,191	566,294
Intersil Corp. Class A	107,008	1,449,958
IXYS Corp.	20,346	253,511
Kopin Corp. (a)	56,145	149,907
Lattice Semiconductor Corp. (a)	94,943	434,839
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	18,840	635,662
Mattson Technology, Inc. (a)	58,144	136,057
MaxLinear, Inc. Class A (a)	42,033	546,429
Microsemi Corp. (a)	76,925	2,770,069
MKS Instruments, Inc.	43,140	1,520,254
Monolithic Power Systems, Inc.	31,910	1,991,822
Nanometrics, Inc. (a)	18,772	286,836
NeoPhotonics Corp. (a)	21,347	176,540
NVE Corp.	3,767	223,345
Omnivision Technologies, Inc. (a)	46,714	1,348,633
PDF Solutions, Inc. (a)	22,270	235,171
Pericom Semiconductor Corp.	17,724	309,284
Photronics, Inc. (a)	53,446	512,547
PMC-Sierra, Inc.(a)	141,002	1,680,744
Power Integrations, Inc.	24,032	1,216,260
Rambus, Inc. (a)(b)	92,304	952,577
Rudolph Technologies, Inc. (a)(b)	26,262	335,891
Semtech Corp. (a)	54,171	947,993
Sigma Designs, Inc. (a)	28,618	252,125
Silicon Laboratories, Inc. (a)	34,567	1,727,313
Synaptics, Inc. (a)(b)	29,787	2,534,576
Tessera Technologies, Inc.	42,492	1,485,945
Ultra Clean Holdings, Inc. (a)	24,269	118,433
Ultratech, Inc. (a)	22,795	356,286
Veeco Instruments, Inc. (a)(b)	32,570	586,911
Xcerra Corp. (a)	42,943	298,024
		46,124,930
Software - 4.6%
A10 Networks, Inc. (a)	26,172	187,915
ACI Worldwide, Inc. (a)	94,309	2,258,701
American Software, Inc. Class A	21,598	220,948
Aspen Technology, Inc. (a)	69,059	2,858,352
AVG Technologies NV (a)	33,336	790,063
Barracuda Networks, Inc. (a)	6,358	121,946
Blackbaud, Inc.	37,928	2,377,706
Bottomline Technologies, Inc. (a)(b)	33,177	918,339
BroadSoft, Inc. (a)	23,393	747,874
Callidus Software, Inc. (a)	44,455	772,183
Code Rebel Corp. (b)	762	3,787
CommVault Systems, Inc. (a)	36,595	1,482,829
Digimarc Corp. (a)(b)	6,209	139,454
Digital Turbine, Inc. (a)(b)	48,599	80,674
Ebix, Inc. (b)	21,543	597,387
Ellie Mae, Inc. (a)	23,808	1,737,508
EnerNOC, Inc. (a)(b)	20,774	162,868
EPIQ Systems, Inc.	25,537	352,411
ePlus, Inc. (a)	4,601	388,416
Fair Isaac Corp.	25,112	2,319,595
Fleetmatics Group PLC (a)(b)	30,937	1,721,953
Gigamon, Inc. (a)	22,052	578,424
Globant SA (a)(b)	12,163	420,475
Glu Mobile, Inc. (a)(b)	96,650	398,198
Guidance Software, Inc. (a)(b)	14,882	83,934
Guidewire Software, Inc. (a)(b)	56,744	3,304,203
HubSpot, Inc.	15,292	793,349
Imperva, Inc. (a)(b)	21,552	1,522,002
Infoblox, Inc. (a)	45,527	742,545
Interactive Intelligence Group, Inc. (a)(b)	14,023	453,504
Jive Software, Inc. (a)	37,455	182,406
Manhattan Associates, Inc. (a)	59,567	4,339,456
Mentor Graphics Corp.	80,774	2,197,053
MicroStrategy, Inc. Class A (a)	7,526	1,294,999
MobileIron, Inc. (a)(b)	30,396	117,329
Model N, Inc. (a)	17,107	172,781
Monotype Imaging Holdings, Inc.	32,207	880,539
Park City Group, Inc. (a)(b)	9,421	109,755
Paycom Software, Inc. (a)(b)	25,558	971,460
Paylocity Holding Corp. (a)(b)	12,364	415,059
Pegasystems, Inc.	28,979	808,224
Progress Software Corp. (a)	40,576	985,185
Proofpoint, Inc. (a)(b)	31,956	2,250,981
PROS Holdings, Inc. (a)(b)	19,039	457,317
QAD, Inc. Class A	8,731	222,990
Qlik Technologies, Inc. (a)	74,015	2,321,851
Qualys, Inc. (a)	19,956	704,846
Rapid7, Inc. (a)(b)	6,474	133,105
RealPage, Inc. (a)	42,149	712,318
RingCentral, Inc. (a)	43,206	799,311
Rovi Corp. (a)	71,926	658,123
Sapiens International Corp. NV	18,774	221,721
SeaChange International, Inc. (a)	26,076	168,712
Silver Spring Networks, Inc. (a)(b)	29,720	389,629
Synchronoss Technologies, Inc. (a)(b)	31,443	1,106,165
Take-Two Interactive Software, Inc. (a)(b)	68,499	2,274,167
Tangoe, Inc. (a)(b)	32,325	267,651
TeleCommunication Systems, Inc. Class A (a)	38,654	158,095
TeleNav, Inc. (a)	22,279	160,409
The Rubicon Project, Inc. (a)	20,161	305,641
TiVo, Inc. (a)	78,991	717,238
Tubemogul, Inc. (a)	12,080	144,356
Tyler Technologies, Inc. (a)	27,197	4,633,281
Varonis Systems, Inc. (a)(b)	6,973	111,359
Vasco Data Security International, Inc. (a)(b)	23,946	455,213
Verint Systems, Inc. (a)	49,695	2,364,488
VirnetX Holding Corp. (a)(b)	35,512	134,946
Workiva, Inc.	6,409	106,261
Xura, Inc. (a)	18,333	474,458
Yodlee, inc.	14,064	235,994
Zendesk, Inc. (a)	43,786	880,974
Zix Corp. (a)(b)	48,468	251,064
		64,834,453
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	26,567	224,491
Cray, Inc. (a)(b)	33,010	978,086
Diebold, Inc.	52,465	1,934,385
Eastman Kodak Co. (a)	14,004	175,330
Electronics for Imaging, Inc. (a)	37,898	1,759,983
Imation Corp. (a)	25,309	51,124
Immersion Corp. (a)	22,745	295,230
Nimble Storage, Inc. (a)	41,284	933,018
QLogic Corp. (a)	70,651	876,072
Quantum Corp. (a)	169,705	142,552
Silicon Graphics International Corp. (a)(b)	27,979	122,268
Stratasys Ltd. (a)(b)	41,357	1,054,604
Super Micro Computer, Inc. (a)(b)	29,890	843,197
Violin Memory, Inc. (a)(b)	70,666	113,772
		9,504,112

TOTAL INFORMATION TECHNOLOGY		248,468,416

MATERIALS - 3.7%
Chemicals - 1.9%
A. Schulman, Inc.	23,614	847,506
American Vanguard Corp.	23,584	316,261
Axiall Corp.	57,012	1,154,493
Balchem Corp.	25,156	1,718,155
Calgon Carbon Corp.	42,203	725,892
Chase Corp.	5,412	240,347
Chemtura Corp. (a)	54,164	1,729,998
Core Molding Technologies, Inc. (a)	6,068	121,603
Ferro Corp. (a)	58,788	734,262
Flotek Industries, Inc. (a)(b)	43,408	785,685
FutureFuel Corp.	20,020	308,508
H.B. Fuller Co.	40,799	1,549,954
Hawkins, Inc.	8,830	365,915
Innophos Holdings, Inc.	15,846	673,297
Innospec, Inc.	19,678	1,087,013
Intrepid Potash, Inc. (a)	43,343	167,304
KMG Chemicals, Inc.	7,658	161,124
Koppers Holdings, Inc.	16,949	321,353
Kraton Performance Polymers, Inc. (a)	25,285	515,561
Kronos Worldwide, Inc.	16,663	131,638
LSB Industries, Inc. (a)(b)	16,087	251,762
Minerals Technologies, Inc.	28,137	1,658,395
Olin Corp.	133,653	2,563,465
OMNOVA Solutions, Inc. (a)	39,220	281,600
PolyOne Corp.	72,229	2,415,338
Quaker Chemical Corp.	10,834	860,003
Rayonier Advanced Materials, Inc.	33,369	307,662
Rentech, Inc. (a)	18,122	106,014
Senomyx, Inc. (a)(b)	33,947	168,038
Sensient Technologies Corp.	37,742	2,463,420
Stepan Co.	15,517	821,315
Trecora Resources (a)	15,939	226,971
Tredegar Corp.	20,511	292,487
Trinseo SA (a)(b)	9,266	300,682
Tronox Ltd. Class A (b)	52,103	323,560
Valhi, Inc. (b)	13,793	34,069
		26,730,650
Construction Materials - 0.2%
Headwaters, Inc. (a)	59,624	1,225,273
Summit Materials, Inc.	20,556	432,909
U.S. Concrete, Inc. (a)(b)	11,828	655,981
United States Lime & Minerals, Inc.	1,653	80,749
		2,394,912
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	3,222	257,760
Berry Plastics Group, Inc. (a)	96,554	3,234,559
Greif, Inc. Class A	24,995	819,336
Myers Industries, Inc.	19,152	298,963
		4,610,618
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)(b)	143,674	415,218
Carpenter Technology Corp.	40,923	1,363,145
Century Aluminum Co. (a)(b)	39,980	144,728
Cliffs Natural Resources, Inc. (b)	124,690	344,144
Coeur d'Alene Mines Corp. (a)	111,358	300,667
Commercial Metals Co.	93,667	1,345,995
Globe Specialty Metals, Inc.	52,679	664,809
Handy & Harman Ltd. (a)	1,864	44,270
Haynes International, Inc.	10,345	408,110
Hecla Mining Co. (b)	297,786	616,417
Horsehead Holding Corp. (a)(b)	43,679	124,048
Kaiser Aluminum Corp.	13,832	1,124,403
Materion Corp.	16,484	496,993
Olympic Steel, Inc.	6,595	63,114
Real Industries, Inc. (a)(b)	20,336	193,192
Ryerson Holding Corp. (a)(b)	8,130	47,561
Schnitzer Steel Industries, Inc. Class A	21,702	365,896
Stillwater Mining Co. (a)(b)	96,684	903,029
SunCoke Energy, Inc.	51,069	253,302
TimkenSteel Corp.	32,826	349,269
Worthington Industries, Inc.	38,910	1,194,537
		10,762,847
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	32,003	957,850
Clearwater Paper Corp. (a)	15,475	780,404
Deltic Timber Corp.	8,909	552,002
Kapstone Paper & Packaging Corp.	68,972	1,500,141
Louisiana-Pacific Corp. (a)(b)	115,158	2,033,690
Neenah Paper, Inc.	13,450	906,665
P.H. Glatfelter Co.	34,998	678,961
Schweitzer-Mauduit International, Inc.	24,439	948,722
Wausau-Mosinee Paper Corp.	32,577	332,611
		8,691,046

TOTAL MATERIALS		53,190,073

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)(b)	71,491	762,094
Atlantic Tele-Network, Inc.	8,151	622,899
Cincinnati Bell, Inc. (a)	171,884	648,003
Cogent Communications Group, Inc. (b)	36,962	1,135,473
Consolidated Communications Holdings, Inc.	41,179	910,056
FairPoint Communications, Inc. (a)(b)	17,021	273,017
General Communications, Inc. Class A (a)	28,578	581,991
Globalstar, Inc. (a)(b)	383,251	689,852
Hawaiian Telcom Holdco, Inc. (a)	9,256	211,222
IDT Corp. Class B	12,980	168,091
inContact, Inc. (a)(b)	49,686	442,205
Inteliquent, Inc.	27,324	566,153
Intelsat SA (a)(b)	21,811	144,389
Iridium Communications, Inc. (a)(b)	66,732	547,870
Lumos Networks Corp.	19,002	246,266
ORBCOMM, Inc. (a)	49,865	296,198
pdvWireless (b)	10,160	284,683
Premiere Global Services, Inc.(a)	37,614	514,560
Straight Path Communications, Inc. Class B (a)(b)	7,590	235,290
Vonage Holdings Corp. (a)	150,530	913,717
Windstream Holdings, Inc. (b)	81,043	527,590
		10,721,619
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	29,816	230,478
Leap Wireless International, Inc. rights (a)	29,000	74,820
NTELOS Holdings Corp. (a)	14,057	129,184
Shenandoah Telecommunications Co.	19,570	915,680
Spok Holdings, Inc.	17,770	320,393
		1,670,555

TOTAL TELECOMMUNICATION SERVICES		12,392,174

UTILITIES - 3.7%
Electric Utilities - 1.3%
Allete, Inc.	39,486	1,982,592
Cleco Corp.	48,453	2,568,009
El Paso Electric Co.	33,040	1,277,657
Empire District Electric Co.	36,472	822,444
Genie Energy Ltd. Class B	10,407	118,015
IDACORP, Inc.	40,479	2,706,021
MGE Energy, Inc.	28,210	1,164,227
Otter Tail Corp.	30,353	832,886
PNM Resources, Inc.	64,453	1,812,418
Portland General Electric Co.	71,366	2,646,251
Spark Energy, Inc. Class A,	2,028	34,395
UIL Holdings Corp.	45,863	2,338,554
Unitil Corp.	11,066	392,511
		18,695,980
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	12,292	641,765
Laclede Group, Inc. (b)	34,686	2,031,559
New Jersey Resources Corp.	69,400	2,198,592
Northwest Natural Gas Co.	22,088	1,055,144
ONE Gas, Inc.	42,436	2,072,574
Piedmont Natural Gas Co., Inc. (b)	63,662	3,648,469
South Jersey Industries, Inc.	55,115	1,461,099
Southwest Gas Corp.	37,908	2,329,826
WGL Holdings, Inc.	40,203	2,501,833
		17,940,861
Independent Power and Renewable Electricity Producers - 0.6%
Abengoa Yield PLC (b)	39,259	727,469
Atlantic Power Corp. (b)	96,123	194,069
Black Hills Corp.	36,354	1,664,286
Dynegy, Inc. (a)	104,159	2,023,809
NRG Yield, Inc.:
Class A	29,329	402,687
Class C (b)	50,194	724,801
Ormat Technologies, Inc.	30,325	1,143,859
Pattern Energy Group, Inc. (b)	44,777	1,047,334
Talen Energy Corp. (a)	66,747	579,364
TerraForm Global, Inc. (a)	34,796	265,493
Vivint Solar, Inc. (b)	15,841	187,399
		8,960,570
Multi-Utilities - 0.3%
Avista Corp.	50,028	1,693,448
NorthWestern Energy Corp.	37,787	2,047,678
		3,741,126
Water Utilities - 0.2%
American States Water Co.	30,876	1,258,197
Artesian Resources Corp. Class A	6,062	147,670
California Water Service Group	38,322	856,880
Connecticut Water Service, Inc.	9,616	353,965
Consolidated Water Co., Inc.	11,817	130,814
Middlesex Water Co.	13,028	335,732
SJW Corp.	12,459	395,324
York Water Co.	11,025	255,560
		3,734,142

TOTAL UTILITIES		53,072,679

TOTAL COMMON STOCKS
(Cost $1,359,683,292)		1,403,815,551
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (c)
(Cost $1,998,701)	2,000,000	1,998,967
	Shares	Value

Money Market Funds - 21.5%
Fidelity Cash Central Fund, 0.18% (d)	27,299,346	$27,299,346
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	276,836,839	276,836,839
TOTAL MONEY MARKET FUNDS
(Cost $304,136,185)		304,136,185
TOTAL INVESTMENT PORTFOLIO - 120.9%
(Cost $1,665,818,178)		1,709,950,703
NET OTHER ASSETS (LIABILITIES) - (20.9)%		(295,082,859)
NET ASSETS - 100%		$1,414,867,844

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
109 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	12,625,470	$528,605

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,466,359.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,055
Fidelity Securities Lending Cash Central Fund	1,893,052
Total	$1,911,107

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,281,033	$197,281,033	$--	$--
Consumer Staples	47,663,794	47,663,794	--	--
Energy	43,379,340	43,379,340	--	--
Financials	360,765,893	360,765,893	--	--
Health Care	212,178,332	212,136,897	--	41,435
Industrials	175,423,817	175,423,817	--	--
Information Technology	248,468,416	248,426,752	--	41,664
Materials	53,190,073	53,190,073	--	--
Telecommunication Services	12,392,174	12,317,354	--	74,820
Utilities	53,072,679	53,072,679	--	--
U.S. Government and Government Agency Obligations	1,998,967	--	1,998,967	--
Money Market Funds	304,136,185	304,136,185	--	--
Total Investments in Securities:	$1,709,950,703	$1,707,793,817	$1,998,967	$157,919
Derivative Instruments:
Assets
Futures Contracts	$528,605	$528,605	$--	$--
Total Assets	$528,605	$528,605	$--	$--
Total Derivative Instruments:	$528,605	$528,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$528,605	$0
Total Equity Risk	528,605	0
Total Value of Derivatives	$528,605	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $268,383,192) — See accompanying schedule: Unaffiliated issuers (cost $1,361,681,993)	$1,405,814,518
Fidelity Central Funds (cost $304,136,185)	304,136,185
Total Investments (cost $1,665,818,178)		$1,709,950,703
Receivable for investments sold		365,039
Receivable for fund shares sold		1,984,876
Dividends receivable		523,714
Distributions receivable from Fidelity Central Funds		364,363
Receivable from investment adviser for expense reductions		150,007
Other receivables		449
Total assets		1,713,339,151
Liabilities
Payable for investments purchased	$19,875,430
Payable for fund shares redeemed	1,447,080
Accrued management fee	174,059
Payable for daily variation margin for derivative instruments	60,206
Other affiliated payables	77,693
Collateral on securities loaned, at value	276,836,839
Total liabilities		298,471,307
Net Assets		$1,414,867,844
Net Assets consist of:
Paid in capital		$1,341,345,991
Undistributed net investment income		9,659,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,200,876
Net unrealized appreciation (depreciation) on investments		44,661,130
Net Assets		$1,414,867,844
Investor Class:
Net Asset Value, offering price and redemption price per share ($35,087,006 ÷ 2,170,542 shares)		$16.17
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($999,845,279 ÷ 61,758,667 shares)		$16.19
Institutional Class:
Net Asset Value, offering price and redemption price per share ($374,633,749 ÷ 23,134,829 shares)		$16.19
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,301,810 ÷ 327,398 shares)		$16.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$8,329,969
Interest		1,859
Income from Fidelity Central Funds (including $1,893,052 from security lending)		1,911,107
Total income		10,242,935
Expenses
Management fee	$1,036,467
Transfer agent fees	460,411
Independent trustees' compensation	2,863
Miscellaneous	890
Total expenses before reductions	1,500,631
Expense reductions	(892,242)	608,389
Net investment income (loss)		9,634,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,786,585
Foreign currency transactions	(31)
Futures contracts	(1,671,715)
Total net realized gain (loss)		22,114,839
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,994,199)
Futures contracts	490,218
Total change in net unrealized appreciation (depreciation)		(89,503,981)
Net gain (loss)		(67,389,142)
Net increase (decrease) in net assets resulting from operations		$(57,754,596)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,634,546	$16,105,589
Net realized gain (loss)	22,114,839	32,561,070
Change in net unrealized appreciation (depreciation)	(89,503,981)	57,413,230
Net increase (decrease) in net assets resulting from operations	(57,754,596)	106,079,889
Distributions to shareholders from net investment income	(5,163,974)	(13,224,854)
Distributions to shareholders from net realized gain	(11,320,187)	(26,203,371)
Total distributions	(16,484,161)	(39,428,225)
Share transactions - net increase (decrease)	181,866,074	319,856,572
Redemption fees	78,443	184,318
Total increase (decrease) in net assets	107,705,760	386,692,554
Net Assets
Beginning of period	1,307,162,084	920,469,530
End of period (including undistributed net investment income of $9,659,847 and undistributed net investment income of $5,189,275, respectively)	$1,414,867,844	$1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Investor Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.22	.19	.18	.09
Net realized and unrealized gain (loss)	(.78)	1.34	2.56	1.85	1.73
Total from investment operations	(.68)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.06)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.20)	(.57)	(.29)C	(.23)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$16.17	$17.05	$16.06	$13.59	$11.78
Total ReturnF,G	(4.08)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.36%J	.36%	.36%	.36%	.36%J
Expenses net of fee waivers, if any	.23%J	.23%	.23%	.29%	.31%J
Expenses net of all reductions	.23%J	.23%	.23%	.29%	.31%J
Net investment income (loss)	1.25%J	1.30%	1.18%	1.54%	1.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$35,087	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateK	22%J	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.21	.21	.10
Net realized and unrealized gain (loss)	(.79)	1.34	2.57	1.84	1.73
Total from investment operations	(.67)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.07)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.59)	(.32)	(.24)C	(.04)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$16.19	$17.07	$16.08	$13.61	$11.79
Total ReturnE,F	(4.02)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%I	.23%	.23%	.23%	.23%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.12%	.17%I
Expenses net of all reductions	.09%I	.09%	.09%	.12%	.17%I
Net investment income (loss)	1.39%I	1.44%	1.32%	1.71%	1.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$999,845	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateJ	22%I	14%	9%	11%	7%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.21	.22	.10
Net realized and unrealized gain (loss)	(.79)	1.34	2.58	1.82	1.74
Total from investment operations	(.67)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.07)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.60)C	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$16.19	$17.07	$16.09	$13.61	$11.80
Total ReturnF,G	(4.01)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%J	.17%	.17%	.17%	.17%J
Expenses net of fee waivers, if any	.07%J	.07%	.07%	.10%	.13%J
Expenses net of all reductions	.07%J	.07%	.07%	.10%	.13%J
Net investment income (loss)	1.41%J	1.46%	1.34%	1.73%	1.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$374,634	$376,321	$263,061	$27,675	$574
Portfolio turnover rateK	22%J	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.25	.21	.23	.10
Net realized and unrealized gain (loss)	(.79)	1.33	2.58	1.81	1.75
Total from investment operations	(.67)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.07)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	–C
Net asset value, end of period	$16.19	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	(4.00)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.43%H	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,302	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	22%H	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost, and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$1,420,009,794	$205,225,327	$(121,892,994)	$83,332,333
Spartan Small Cap Index Fund	1,671,215,487	229,352,380	(190,617,164)	38,735,216

Short Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$(531,916)	$229,871
Totals(a)	$(531,916)	$229,871
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$(1,671,715)	$490,218
Totals(a)	$(1,671,715)	$490,218

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payment s (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	302,382,682	140,345,073
Spartan Small Cap Index Fund	340,414,932	149,046,883

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$36,114
Fidelity Advantage Class	417,430
Institutional Class	28,288
$481,832
Spartan Small Cap Index Fund
Investor Class	$35,665
Fidelity Advantage Class	387,274
Institutional Class	37,472
$460,411

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$881
Spartan Small Cap Index Fund	890

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$18,994
Fidelity Advantage Class	.08%	628,180
Institutional Class	.06%	113,701
Fidelity Advantage Institutional Class	.04%	4,696
Spartan Small Cap Index Fund
Investor Class	.23%	$22,112
Fidelity Advantage Class	.09%	679,406
Institutional Class	.07%	188,051
Fidelity Advantage Institutional Class	.05%	2,554

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$73
Spartan Small Cap Index Fund	119

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$110,484	$267,184
Fidelity Advantage Class	3,430,557	8,493,921
Institutional Class	910,815	1,407,870
Fidelity Advantage Institutional Class	75,992	203,633
Total	$4,527,848	$10,372,608
From net realized gain
Investor Class	$166,854	$359,992
Fidelity Advantage Class	4,238,790	9,951,426
Institutional Class	1,096,831	1,618,192
Fidelity Advantage Institutional Class	89,246	260,553
Total	$5,591,721	$12,190,163
Spartan Small Cap Index Fund
From net investment income
Investor Class	$106,833	$263,566
Fidelity Advantage Class	3,567,475	9,350,412
Institutional Class	1,472,083	3,561,440
Fidelity Advantage Institutional Class	17,583	49,436
Total	$5,163,974	$13,224,854
From net realized gain
Investor Class	$279,708	$590,532
Fidelity Advantage Class	7,840,600	18,574,669
Institutional Class	3,162,932	6,943,378
Fidelity Advantage Institutional Class	36,947	94,792
Total	$11,320,187	$26,203,371

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,689,684	3,107,833	$29,666,317	$54,171,764
Reinvestment of distributions	14,959	35,221	269,707	611,467
Shares redeemed	(1,664,597)	(2,077,791)	(29,594,128)	(36,647,729)
Net increase (decrease)	40,046	1,065,263	$341,896	$18,135,502
Fidelity Advantage Class
Shares sold	16,258,062	35,877,842	$285,551,939	$626,263,361
Reinvestment of distributions	412,170	1,041,055	7,435,546	18,074,336
Shares redeemed	(8,618,330)	(13,933,045)	(150,754,253)	(242,485,307)
Net increase (decrease)	8,051,902	22,985,852	$142,233,232	$401,852,390
Institutional Class
Shares sold	3,819,761	10,822,328	$66,825,564	$191,270,897
Reinvestment of distributions	111,227	174,319	2,007,647	3,026,062
Shares redeemed	(1,884,054)	(1,531,439)	(32,928,394)	(26,849,483)
Net increase (decrease)	2,046,934	9,465,208	$35,904,817	$167,447,476
Fidelity Advantage Institutional Class
Shares sold	169,149	1,370,744	$3,034,075	$23,465,684
Reinvestment of distributions	9,154	26,645	165,238	464,186
Shares redeemed	(1,205,132)	(259,364)	(21,632,332)	(4,603,539)
Net increase (decrease)	(1,026,829)	1,138,025	$(18,433,019)	$19,326,331
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,661,707	2,465,432	$27,764,314	$41,037,076
Reinvestment of distributions	20,316	44,294	354,310	735,663
Shares redeemed	(1,356,521)	(1,972,969)	(22,659,312)	(33,019,680)
Net increase (decrease)	325,502	536,757	$5,459,312	$8,753,059
Fidelity Advantage Class
Shares sold	14,027,726	28,688,105	$235,733,977	$473,838,250
Reinvestment of distributions	631,453	1,617,830	11,025,174	26,899,193
Shares redeemed	(5,335,006)	(17,213,908)	(89,083,259)	(285,726,895)
Net increase (decrease)	9,324,173	13,092,027	$157,675,892	$215,010,548
Institutional Class
Shares sold	3,658,781	8,995,651	$60,809,435	$150,584,472
Reinvestment of distributions	265,465	631,755	4,635,015	10,504,818
Shares redeemed	(2,831,623)	(3,938,225)	(47,944,011)	(65,485,782)
Net increase (decrease)	1,092,623	5,689,181	$17,500,439	$95,603,508
Fidelity Advantage Institutional Class
Shares sold	89,630	54,450	$1,547,047	$902,733
Reinvestment of distributions	3,123	8,675	54,530	144,228
Shares redeemed	(22,406)	(33,238)	(371,146)	(557,504)
Net increase (decrease)	70,347	29,887	$1,230,431	$489,457

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$1,000.00	$969.80	$1.09
Hypothetical-C		$1,000.00	$1,024.03	$1.12
Fidelity Advantage Class	.08%
Actual		$1,000.00	$970.40	$.40
Hypothetical-C		$1,000.00	$1,024.73	$.41
Institutional Class	.06%
Actual		$1,000.00	$970.50	$.30
Hypothetical-C		$1,000.00	$1,024.83	$.31
Fidelity Advantage Institutional Class	.04%
Actual		$1,000.00	$970.60	$.20
Hypothetical-C		$1,000.00	$1,024.94	$.20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$1,000.00	$958.60	$1.13
Hypothetical-C		$1,000.00	$1,023.98	$1.17
Fidelity Advantage Class	.09%
Actual		$1,000.00	$959.80	$.44
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Class	.07%
Actual		$1,000.00	$959.90	$.34
Hypothetical-C		$1,000.00	$1,024.78	$.36
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$960.00	$.25
Hypothetical-C		$1,000.00	$1,024.89	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund
Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Spartan Mid Cap Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2016.

The Board noted that the total expense ratio of each class of Spartan Small Cap Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust wide proposal and voting results.

MCX-I-SCX-I-SANN-1215
1.929323.104

Spartan® Mid Cap Index Fund Spartan® Small Cap Index Fund Investor Class and Fidelity Advantage Class Semi-Annual Report October 31, 2015

Contents

Spartan® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Southwest Airlines Co.	0.5	0.4
Crown Castle International Corp.	0.5	0.4
IntercontinentalExchange, Inc.	0.5	0.4
O'Reilly Automotive, Inc.	0.5	0.4
Intuit, Inc.	0.4	0.4
LinkedIn Corp. Class A	0.4	0.4
Aon PLC	0.4	0.4
Sempra Energy	0.4	0.4
McGraw Hill Financial, Inc.	0.4	0.4
AutoZone, Inc.	0.4	0.3
	4.4

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	20.7
Consumer Discretionary	16.5	16.9
Information Technology	15.0	14.7
Industrials	12.6	12.6
Health Care	9.4	12.3
Consumer Staples	5.8	5.7
Utilities	5.8	5.7
Materials	5.7	5.7
Energy	5.0	4.8
Telecommunication Services	1.0	0.6

Spartan® Mid Cap Index Fund

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.0%
BorgWarner, Inc.	51,641	$2,211,268
Delphi Automotive PLC	66,334	5,518,325
Gentex Corp.	67,011	1,098,310
Lear Corp.	17,952	2,245,077
The Goodyear Tire & Rubber Co.	62,068	2,038,313
Visteon Corp. (a)	9,235	1,007,261
		14,118,554
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	47,567	2,352,188
Thor Industries, Inc.	10,381	561,404
		2,913,592
Distributors - 0.4%
Genuine Parts Co.	34,856	3,163,531
LKQ Corp. (a)	69,970	2,071,812
		5,235,343
Diversified Consumer Services - 0.4%
Graham Holdings Co.	806	445,291
H&R Block, Inc. (b)	63,114	2,351,628
Service Corp. International	46,250	1,307,025
ServiceMaster Global Holdings, Inc. (a)	23,610	841,697
		4,945,641
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	44,499	1,350,545
Brinker International, Inc.	14,259	648,927
Chipotle Mexican Grill, Inc. (a)	7,111	4,552,676
Choice Hotels International, Inc.	8,049	421,043
Darden Restaurants, Inc.	28,896	1,788,373
Domino's Pizza, Inc.	12,678	1,352,362
Dunkin' Brands Group, Inc. (b)	21,973	909,902
Extended Stay America, Inc. unit	14,071	270,163
Hilton Worldwide Holdings, Inc.	119,095	2,976,184
Hyatt Hotels Corp. Class A (a)	7,751	390,650
International Game Technology PLC	21,344	346,200
Marriott International, Inc. Class A (b)	48,081	3,691,659
MGM Mirage, Inc. (a)	102,281	2,371,896
Norwegian Cruise Line Holdings Ltd. (a)	30,232	1,923,360
Panera Bread Co. Class A (a)	5,820	1,032,293
Royal Caribbean Cruises Ltd.	39,473	3,882,170
Six Flags Entertainment Corp.	16,645	866,206
Starwood Hotels & Resorts Worldwide, Inc.	39,240	3,134,099
Wendy's Co.	46,051	421,827
Wyndham Worldwide Corp.	27,498	2,236,962
Wynn Resorts Ltd.	18,672	1,306,106
		35,873,603
Household Durables - 1.8%
D.R. Horton, Inc.	75,647	2,227,048
Garmin Ltd. (b)	26,944	955,704
GoPro, Inc. Class A (a)(b)	20,582	514,550
Harman International Industries, Inc.	16,259	1,787,840
Jarden Corp. (a)	48,475	2,171,680
Leggett & Platt, Inc.	31,748	1,429,612
Lennar Corp.:
Class A (b)	40,158	2,010,711
Class B	2,046	84,786
Mohawk Industries, Inc. (a)	14,106	2,757,723
Newell Rubbermaid, Inc.	61,863	2,624,847
NVR, Inc. (a)	927	1,518,204
PulteGroup, Inc.	83,755	1,535,229
Tempur Sealy International, Inc. (a)	13,854	1,078,395
Toll Brothers, Inc. (a)	40,430	1,454,267
TopBuild Corp. (a)	8,858	249,176
Tupperware Brands Corp.	11,536	679,124
Whirlpool Corp.	18,083	2,895,812
		25,974,708
Internet & Catalog Retail - 0.7%
Expedia, Inc.	22,526	3,070,294
Groupon, Inc. Class A (a)(b)	115,657	429,087
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	32,280	1,406,440
Series A (a)	113,312	3,101,349
TripAdvisor, Inc. (a)	25,612	2,145,773
		10,152,943
Leisure Products - 0.5%
Brunswick Corp.	21,123	1,136,629
Hasbro, Inc.	25,616	1,968,077
Mattel, Inc. (b)	77,390	1,902,246
Polaris Industries, Inc. (b)	15,310	1,719,925
Vista Outdoor, Inc. (a)	14,473	647,233
		7,374,110
Media - 2.3%
AMC Networks, Inc. Class A (a)	13,691	1,011,628
Cable One, Inc.	789	341,984
Cablevision Systems Corp. - NY Group Class A	46,228	1,506,571
Charter Communications, Inc. Class A (a)(b)	17,192	3,282,640
Cinemark Holdings, Inc.	26,623	943,519
Clear Channel Outdoor Holding, Inc. Class A (a)	9,185	68,704
Discovery Communications, Inc.:
Class A (a)(b)	35,837	1,055,041
Class C (non-vtg.) (a)	62,975	1,733,072
Gannett Co., Inc.	26,175	414,089
Interpublic Group of Companies, Inc.	94,696	2,171,379
John Wiley & Sons, Inc. Class A	10,476	548,209
Liberty Broadband Corp.:
Class A (a)	5,995	327,087
Class C (a)	15,472	831,929
Liberty Media Corp.:
Class A (a)	23,934	975,550
Class C (a)	46,332	1,813,898
Lions Gate Entertainment Corp. (b)	21,868	852,196
Live Nation Entertainment, Inc. (a)	33,757	920,891
Morningstar, Inc.	4,258	349,624
MSG Network, Inc. Class A (a)	13,668	280,467
News Corp.:
Class A	87,432	1,346,453
Class B	28,027	433,858
Omnicom Group, Inc.	56,031	4,197,843
Regal Entertainment Group Class A (b)	18,492	358,375
Scripps Networks Interactive, Inc. Class A	21,028	1,263,362
Sirius XM Holdings, Inc. (a)(b)	524,425	2,139,654
Starz Series A (a)(b)	19,750	661,823
Tegna, Inc.	51,685	1,397,562
The Madison Square Garden Co. (a)	4,708	840,378
Tribune Media Co. Class A	18,269	736,789
		32,804,575
Multiline Retail - 1.2%
Dillard's, Inc. Class A	5,148	460,643
Dollar General Corp.	69,641	4,719,571
Dollar Tree, Inc. (a)	52,843	3,460,688
JC Penney Corp., Inc. (a)(b)	69,291	635,398
Kohl's Corp.	46,591	2,148,777
Macy's, Inc.	78,304	3,991,938
Nordstrom, Inc.	32,222	2,101,197
Sears Holdings Corp. (a)(b)	2,859	66,815
		17,585,027
Specialty Retail - 4.2%
Aarons, Inc. Class A	14,659	361,638
Advance Auto Parts, Inc.	16,788	3,331,243
AutoNation, Inc. (a)	16,627	1,050,660
AutoZone, Inc. (a)	7,168	5,622,651
Bed Bath & Beyond, Inc. (a)	39,439	2,351,748
Best Buy Co., Inc.	69,349	2,429,295
Cabela's, Inc. Class A (a)(b)	11,787	461,697
CarMax, Inc. (a)	47,852	2,823,747
CST Brands, Inc.	17,936	644,440
Dick's Sporting Goods, Inc.	20,902	931,184
DSW, Inc. Class A	16,388	408,717
Foot Locker, Inc.	32,169	2,179,450
GameStop Corp. Class A (b)	24,689	1,137,422
Gap, Inc.	54,530	1,484,307
GNC Holdings, Inc.	19,789	588,723
L Brands, Inc.	56,756	5,447,441
Michaels Companies, Inc. (a)	14,132	330,406
Murphy U.S.A., Inc. (a)	10,201	626,035
O'Reilly Automotive, Inc. (a)	23,130	6,389,894
Office Depot, Inc. (a)	126,387	963,069
Penske Automotive Group, Inc.	9,823	479,755
Ross Stores, Inc.	94,928	4,801,458
Sally Beauty Holdings, Inc. (a)	36,056	847,677
Signet Jewelers Ltd.	18,341	2,768,391
Staples, Inc.	146,817	1,907,153
Tiffany & Co., Inc.	25,836	2,129,920
Tractor Supply Co.	31,349	2,896,334
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14,773	2,569,911
Urban Outfitters, Inc. (a)	21,008	600,829
Williams-Sonoma, Inc.	20,995	1,548,381
		60,113,576
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	11,963	1,087,197
Coach, Inc.	63,325	1,975,740
Fossil Group, Inc. (a)	9,659	525,546
Hanesbrands, Inc.	91,741	2,930,208
Kate Spade & Co. (a)	28,678	515,344
lululemon athletica, Inc. (a)(b)	25,651	1,261,260
Michael Kors Holdings Ltd. (a)	45,699	1,765,809
PVH Corp.	19,128	1,739,692
Ralph Lauren Corp.	13,690	1,516,441
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	28,180	879,216
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	40,991	3,897,424
		18,093,877

TOTAL CONSUMER DISCRETIONARY		235,185,549

CONSUMER STAPLES - 5.8%
Beverages - 1.6%
Brown-Forman Corp.:
Class A (b)	6,359	729,695
Class B (non-vtg.)	28,815	3,059,577
Coca-Cola Enterprises, Inc.	53,503	2,746,844
Constellation Brands, Inc. Class A (sub. vtg.)	37,568	5,064,166
Dr. Pepper Snapple Group, Inc.	44,002	3,932,459
Molson Coors Brewing Co. Class B	31,497	2,774,886
Monster Beverage Corp. (a)	34,284	4,673,595
		22,981,222
Food & Staples Retailing - 0.7%
Rite Aid Corp. (a)	226,414	1,784,142
Sprouts Farmers Market LLC(a)(b)	35,424	721,941
Sysco Corp.	136,144	5,615,940
Whole Foods Market, Inc.	82,287	2,465,319
		10,587,342
Food Products - 2.7%
Blue Buffalo Pet Products, Inc. (a)(b)	9,166	164,438
Bunge Ltd.	32,983	2,406,440
Campbell Soup Co.	39,914	2,027,232
ConAgra Foods, Inc.	97,916	3,970,494
Flowers Foods, Inc.	39,667	1,071,009
Hormel Foods Corp.	30,588	2,066,219
Ingredion, Inc.	16,424	1,561,265
Kellogg Co.	57,179	4,032,263
Keurig Green Mountain, Inc. (b)	29,492	1,496,719
McCormick & Co., Inc. (non-vtg.)	29,358	2,465,485
Mead Johnson Nutrition Co. Class A (b)	46,516	3,814,312
Pilgrim's Pride Corp. (b)	14,819	281,413
Pinnacle Foods, Inc.	26,732	1,178,347
The Hain Celestial Group, Inc. (a)	23,708	1,181,844
The Hershey Co.	33,281	2,951,692
The J.M. Smucker Co.	27,470	3,224,703
Tyson Foods, Inc. Class A	67,744	3,005,124
WhiteWave Foods Co. (a)	40,045	1,641,044
		38,540,043
Household Products - 0.5%
Church & Dwight Co., Inc.	29,991	2,581,925
Clorox Co.	30,060	3,665,516
Energizer Holdings, Inc.	14,019	600,434
Spectrum Brands Holdings, Inc.	5,852	560,914
		7,408,789
Personal Products - 0.3%
Avon Products, Inc. (b)	97,892	394,505
Coty, Inc. Class A	19,156	554,566
Edgewell Personal Care Co. (a)	14,350	1,215,589
Herbalife Ltd. (a)(b)	16,673	934,355
Nu Skin Enterprises, Inc. Class A (b)	13,637	521,070
		3,620,085

TOTAL CONSUMER STAPLES		83,137,481

ENERGY - 5.0%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	44,000	2,992,440
Diamond Offshore Drilling, Inc. (b)	14,385	285,974
Dril-Quip, Inc. (a)	9,125	561,735
Ensco PLC Class A (b)	54,152	900,548
FMC Technologies, Inc. (a)	53,017	1,793,565
Frank's International NV (b)	7,832	134,397
Helmerich & Payne, Inc.	21,954	1,235,352
Nabors Industries Ltd.	76,114	764,185
National Oilwell Varco, Inc.	88,760	3,340,926
Noble Corp. (b)	55,710	750,414
Oceaneering International, Inc.	22,909	962,636
Patterson-UTI Energy, Inc.	33,154	493,663
Rowan Companies PLC	28,125	553,500
RPC, Inc. (b)	12,401	136,783
Seadrill Ltd. (a)	85,939	556,025
Superior Energy Services, Inc.	33,919	480,293
Weatherford International Ltd. (a)(b)	177,309	1,815,644
		17,758,080
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)(b)	15,712	370,332
Cabot Oil & Gas Corp.	95,282	2,068,572
California Resources Corp.	73,271	296,015
Cheniere Energy, Inc. (a)	54,047	2,676,407
Chesapeake Energy Corp. (b)	133,622	952,725
Cimarex Energy Co.	21,639	2,554,700
Cobalt International Energy, Inc. (a)	83,257	638,581
Columbia Pipeline Group, Inc.	72,725	1,510,498
Concho Resources, Inc. (a)	29,631	3,434,529
CONSOL Energy, Inc.	52,691	350,922
Continental Resources, Inc. (a)	19,803	671,520
CVR Energy, Inc.	3,776	167,881
Denbury Resources, Inc. (b)	81,071	286,991
Diamondback Energy, Inc.	15,193	1,121,851
Energen Corp.	18,206	1,058,679
EP Energy Corp. (a)(b)	7,297	40,206
EQT Corp.	35,095	2,318,727
Golar LNG Ltd.	20,697	600,420
Gulfport Energy Corp. (a)	24,570	748,648
Hess Corp.	57,768	3,247,139
HollyFrontier Corp.	44,729	2,190,379
Kosmos Energy Ltd. (a)	37,323	254,543
Laredo Petroleum, Inc. (a)	28,370	325,688
Marathon Oil Corp.	155,200	2,852,576
Memorial Resource Development Corp. (a)	20,541	363,370
Murphy Oil Corp.	41,062	1,167,393
Newfield Exploration Co.(a)	37,074	1,490,004
Noble Energy, Inc.	98,623	3,534,648
ONEOK, Inc.	47,982	1,627,549
PBF Energy, Inc. Class A	22,230	755,820
Pioneer Natural Resources Co.	34,291	4,702,668
QEP Resources, Inc.	40,822	631,108
Range Resources Corp. (b)	39,017	1,187,677
Rice Energy, Inc. (a)	16,709	254,979
SM Energy Co.	15,125	504,419
Southwestern Energy Co. (a)	87,854	969,908
Targa Resources Corp.	12,715	726,662
Teekay Corp.	10,692	343,534
Tesoro Corp.	28,910	3,091,346
Whiting Petroleum Corp. (a)	46,285	797,491
World Fuel Services Corp.	16,806	747,195
WPX Energy, Inc. (a)	52,349	359,114
		53,993,414

TOTAL ENERGY		71,751,494

FINANCIALS - 22.1%
Banks - 3.0%
Associated Banc-Corp.	34,712	671,330
Bank of Hawaii Corp.	10,109	661,937
BankUnited, Inc.	23,565	876,147
BOK Financial Corp. (b)	6,603	443,590
CIT Group, Inc.	39,750	1,709,250
Citizens Financial Group, Inc.	71,260	1,731,618
Comerica, Inc.	40,828	1,771,935
Commerce Bancshares, Inc.	19,081	869,140
Cullen/Frost Bankers, Inc.	12,475	853,789
East West Bancorp, Inc.	32,829	1,325,963
Fifth Third Bancorp	186,205	3,547,205
First Horizon National Corp.	53,150	753,667
First Niagara Financial Group, Inc.	81,524	843,773
First Republic Bank	32,691	2,135,049
Huntington Bancshares, Inc.	185,946	2,039,828
KeyCorp	193,943	2,408,772
M&T Bank Corp.	30,528	3,658,781
PacWest Bancorp	25,795	1,161,807
Peoples United Financial, Inc.	70,728	1,128,112
Popular, Inc.	23,702	700,868
Regions Financial Corp.	308,230	2,881,951
Signature Bank (a)	11,678	1,739,088
SunTrust Banks, Inc.	118,194	4,907,415
SVB Financial Group (a)	11,808	1,441,403
Synovus Financial Corp.	30,673	970,187
TCF Financial Corp.	38,518	592,792
Zions Bancorporation	46,477	1,337,143
		43,162,540
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	12,526	2,257,937
Ameriprise Financial, Inc.	41,532	4,791,132
Artisan Partners Asset Management, Inc.	8,433	322,562
E*TRADE Financial Corp. (a)	66,288	1,889,871
Eaton Vance Corp. (non-vtg.)	27,075	977,678
Federated Investors, Inc. Class B (non-vtg.)	21,532	661,678
Interactive Brokers Group, Inc.	13,325	548,191
Invesco Ltd.	98,982	3,283,233
Lazard Ltd. Class A	28,972	1,341,983
Legg Mason, Inc.	22,474	1,005,712
LPL Financial (b)	18,725	797,685
Northern Trust Corp.	53,461	3,763,120
NorthStar Asset Management Group, Inc.	44,816	655,658
Raymond James Financial, Inc.	29,201	1,609,267
SEI Investments Co.	31,807	1,648,239
T. Rowe Price Group, Inc.	59,598	4,506,801
TD Ameritrade Holding Corp.	61,348	2,114,666
Waddell & Reed Financial, Inc. Class A	19,196	709,100
		32,884,513
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	110,191	2,195,005
Credit Acceptance Corp. (a)(b)	1,908	360,784
LendingClub Corp. (b)	14,756	209,240
Navient Corp.	89,682	1,182,906
Santander Consumer U.S.A. Holdings, Inc. (a)	20,125	362,451
SLM Corp. (a)	96,414	680,683
Springleaf Holdings, Inc. (a)	12,032	564,421
Synchrony Financial (a)(b)	29,425	905,113
		6,460,603
Diversified Financial Services - 1.7%
CBOE Holdings, Inc.	19,106	1,280,866
IntercontinentalExchange, Inc.	25,491	6,433,928
Leucadia National Corp.	75,141	1,503,571
McGraw Hill Financial, Inc.	62,758	5,813,901
Moody's Corp.	40,629	3,906,885
MSCI, Inc. Class A	25,789	1,727,863
The NASDAQ OMX Group, Inc.	26,674	1,544,158
Voya Financial, Inc.	52,908	2,146,478
		24,357,650
Insurance - 4.7%
Alleghany Corp. (a)	3,667	1,819,822
Allied World Assurance Co. Holdings AG	21,814	793,157
American Financial Group, Inc.	15,914	1,148,832
American National Insurance Co.	1,692	174,750
AmTrust Financial Services, Inc. (b)	8,753	597,130
Aon PLC	64,519	6,020,268
Arch Capital Group Ltd. (a)	28,474	2,132,418
Arthur J. Gallagher & Co.	38,602	1,688,065
Aspen Insurance Holdings Ltd.	14,109	685,838
Assurant, Inc.	15,444	1,259,149
Assured Guaranty Ltd.	34,188	938,119
Axis Capital Holdings Ltd.	22,936	1,238,544
Brown & Brown, Inc.	26,383	851,379
Cincinnati Financial Corp.	37,756	2,274,044
CNA Financial Corp.	5,871	214,644
Endurance Specialty Holdings Ltd.	14,231	898,403
Erie Indemnity Co. Class A	5,603	490,038
Everest Re Group Ltd.	10,158	1,807,819
FNF Group	64,128	2,262,436
Genworth Financial, Inc. Class A (a)	115,277	539,496
Hanover Insurance Group, Inc.	10,021	844,269
Hartford Financial Services Group, Inc.	96,181	4,449,333
Lincoln National Corp.	58,149	3,111,553
Loews Corp.	71,629	2,611,593
Markel Corp. (a)	3,185	2,764,580
Mercury General Corp.	6,293	339,885
Old Republic International Corp.	59,881	1,080,253
PartnerRe Ltd.	10,911	1,516,629
Principal Financial Group, Inc.	67,668	3,394,227
ProAssurance Corp.	12,558	665,072
Progressive Corp.	134,287	4,448,928
Reinsurance Group of America, Inc.	15,358	1,385,906
RenaissanceRe Holdings Ltd.	10,638	1,166,244
StanCorp Financial Group, Inc.	9,586	1,099,706
Torchmark Corp.	29,072	1,686,467
Unum Group	57,252	1,983,782
Validus Holdings Ltd.	19,351	857,249
W.R. Berkley Corp.	22,139	1,236,020
White Mountains Insurance Group Ltd.	1,382	1,091,780
XL Group PLC Class A	70,485	2,684,069
		66,251,896
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc.	16,395	1,471,287
American Campus Communities, Inc.	25,957	1,053,075
American Capital Agency Corp.	80,584	1,436,813
American Homes 4 Rent Class A	37,930	625,845
Annaly Capital Management, Inc.	217,384	2,162,971
Apartment Investment & Management Co. Class A	36,025	1,411,820
Apple Hospitality (REIT), Inc.	40,567	799,981
AvalonBay Communities, Inc.	30,296	5,296,650
BioMed Realty Trust, Inc.	46,493	1,088,401
Boston Properties, Inc.	35,191	4,428,787
Brandywine Realty Trust (SBI)	41,472	559,872
Brixmor Property Group, Inc.	39,910	1,022,494
Camden Property Trust (SBI)	20,011	1,476,612
Care Capital Properties, Inc.	18,693	615,934
CBL & Associates Properties, Inc.	38,351	559,158
Chimera Investment Corp.	47,888	674,263
Columbia Property Trust, Inc.	28,887	717,553
Communications Sales & Leasing, Inc.	27,104	544,519
Corporate Office Properties Trust (SBI)	21,747	500,181
Corrections Corp. of America	27,135	773,348
Crown Castle International Corp.	76,415	6,530,426
DDR Corp.	69,289	1,164,055
Digital Realty Trust, Inc.	31,174	2,305,629
Douglas Emmett, Inc.	33,662	1,028,374
Duke Realty LP	79,595	1,647,617
Empire State Realty Trust, Inc.	25,768	459,186
Equinix, Inc.	13,045	3,870,191
Equity Commonwealth (a)	30,027	862,075
Equity Lifestyle Properties, Inc.	19,427	1,174,945
Essex Property Trust, Inc.	15,004	3,307,482
Extra Space Storage, Inc.	28,134	2,229,338
Federal Realty Investment Trust (SBI) (b)	15,613	2,240,309
Gaming & Leisure Properties	20,524	598,685
General Growth Properties, Inc.	132,336	3,831,127
HCP, Inc.	105,883	3,938,848
Healthcare Trust of America, Inc.	28,639	753,492
Hospitality Properties Trust (SBI)	34,114	915,620
Host Hotels & Resorts, Inc.	173,960	3,014,727
Iron Mountain, Inc. (b)	48,447	1,484,416
Kilroy Realty Corp.	20,319	1,337,803
Kimco Realty Corp.	94,929	2,541,249
Lamar Advertising Co. Class A	18,675	1,053,830
Liberty Property Trust (SBI)	34,060	1,158,721
MFA Financial, Inc.	83,289	576,360
Mid-America Apartment Communities, Inc.	17,321	1,475,576
National Retail Properties, Inc.	30,898	1,174,124
NorthStar Realty Finance Corp.	83,703	1,005,273
Omega Healthcare Investors, Inc.	42,132	1,454,397
Outfront Media, Inc.	31,847	751,908
Paramount Group, Inc.	40,947	727,628
Piedmont Office Realty Trust, Inc. Class A	35,606	690,044
Plum Creek Timber Co., Inc.	40,205	1,637,952
Post Properties, Inc.	12,618	753,799
Prologis, Inc. (b)	119,983	5,126,874
Rayonier, Inc.	29,088	658,843
Realty Income Corp.	56,870	2,812,790
Regency Centers Corp.	21,467	1,458,897
Retail Properties America, Inc.	54,018	808,649
Senior Housing Properties Trust (SBI)	53,609	814,321
SL Green Realty Corp.	22,876	2,713,551
Spirit Realty Capital, Inc.	102,070	1,039,073
Starwood Property Trust, Inc.	54,271	1,090,304
Tanger Factory Outlet Centers, Inc.	22,003	769,005
Taubman Centers, Inc.	14,078	1,083,724
The Macerich Co.	36,319	3,077,672
Two Harbors Investment Corp.	84,121	711,664
UDR, Inc.	59,407	2,047,165
Ventas, Inc.	75,801	4,072,030
VEREIT, Inc.	207,408	1,713,190
Vornado Realty Trust	43,060	4,329,683
Weingarten Realty Investors (SBI)	28,318	1,012,652
Welltower, Inc.	80,296	5,208,802
Weyerhaeuser Co.	118,838	3,485,519
WP Carey, Inc.	23,854	1,511,628
WP Glimcher, Inc.	42,346	492,061
		130,952,867
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	65,683	2,448,662
Forest City Enterprises, Inc. Class A (a)	49,825	1,101,133
Howard Hughes Corp. (a)	9,059	1,119,511
Jones Lang LaSalle, Inc.	10,329	1,721,948
Realogy Holdings Corp. (a)	33,716	1,318,296
		7,709,550
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	121,455	1,229,125
New York Community Bancorp, Inc.	102,044	1,685,767
TFS Financial Corp.	15,601	273,954
		3,188,846

TOTAL FINANCIALS		314,968,465

HEALTH CARE - 9.4%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	5,837	425,284
Alkermes PLC (a)	34,197	2,459,448
Alnylam Pharmaceuticals, Inc. (a)	16,999	1,461,064
BioMarin Pharmaceutical, Inc. (a)	36,787	4,305,550
bluebird bio, Inc. (a)	8,202	632,620
Incyte Corp. (a)	35,889	4,218,034
Intercept Pharmaceuticals, Inc. (a)(b)	3,682	578,810
Intrexon Corp. (a)(b)	10,486	352,330
Isis Pharmaceuticals, Inc. (a)(b)	27,628	1,330,288
Juno Therapeutics, Inc. (b)	2,607	134,938
Medivation, Inc. (a)	36,014	1,514,749
Opko Health, Inc. (a)(b)	69,914	660,687
Puma Biotechnology, Inc. (a)(b)	5,794	477,541
Seattle Genetics, Inc. (a)(b)	24,186	1,003,477
United Therapeutics Corp. (a)	10,596	1,553,691
		21,108,511
Health Care Equipment & Supplies - 3.0%
Alere, Inc. (a)	19,463	897,634
Align Technology, Inc. (a)	18,610	1,218,211
Boston Scientific Corp. (a)	307,300	5,617,444
C.R. Bard, Inc.	17,055	3,178,199
DENTSPLY International, Inc.	31,974	1,945,618
DexCom, Inc. (a)	18,127	1,510,342
Edwards Lifesciences Corp. (a)	24,660	3,875,319
Hill-Rom Holdings, Inc.	13,228	696,983
Hologic, Inc. (a)	56,434	2,193,025
IDEXX Laboratories, Inc. (a)(b)	21,365	1,466,066
Intuitive Surgical, Inc. (a)	8,452	4,197,263
ResMed, Inc.	32,171	1,853,371
Sirona Dental Systems, Inc. (a)	12,671	1,382,786
St. Jude Medical, Inc.	64,487	4,114,915
Teleflex, Inc.	9,541	1,268,953
The Cooper Companies, Inc.	11,045	1,682,816
Varian Medical Systems, Inc. (a)	22,844	1,793,939
Zimmer Biomet Holdings, Inc.	39,095	4,088,164
		42,981,048
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	11,900	730,779
AmerisourceBergen Corp.	50,318	4,856,190
Brookdale Senior Living, Inc. (a)	42,522	889,135
Centene Corp. (a)	27,174	1,616,310
Community Health Systems, Inc. (a)	27,168	761,791
DaVita HealthCare Partners, Inc. (a)	40,363	3,128,536
Envision Healthcare Holdings, Inc. (a)	42,518	1,199,008
Health Net, Inc. (a)	17,712	1,138,173
Henry Schein, Inc. (a)	19,170	2,908,281
Laboratory Corp. of America Holdings (a)	23,042	2,828,175
LifePoint Hospitals, Inc. (a)	10,155	699,476
MEDNAX, Inc. (a)	21,444	1,511,159
Patterson Companies, Inc.	19,925	944,445
Premier, Inc. (a)	8,634	291,916
Quest Diagnostics, Inc.	33,010	2,243,030
Tenet Healthcare Corp. (a)	22,771	714,326
Universal Health Services, Inc. Class B	21,044	2,569,262
VCA, Inc. (a)	18,886	1,034,386
		30,064,378
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(b)	41,072	577,472
athenahealth, Inc. (a)(b)	8,769	1,336,834
Cerner Corp. (a)	68,846	4,563,801
IMS Health Holdings, Inc. (a)	30,579	832,360
Inovalon Holdings, Inc. Class A	5,614	129,403
Veeva Systems, Inc. Class A (a)	15,924	403,992
		7,843,862
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	76,483	2,887,998
Bio-Rad Laboratories, Inc. Class A (a)	4,796	668,946
Bio-Techne Corp.	8,426	743,173
Bruker Corp. (a)	25,211	463,126
Charles River Laboratories International, Inc. (a)	11,006	718,031
Mettler-Toledo International, Inc. (a)	6,410	1,993,446
PerkinElmer, Inc.	25,890	1,336,960
QIAGEN NV (a)	53,124	1,284,007
Quintiles Transnational Holdings, Inc. (a)	18,228	1,160,212
VWR Corp.	6,676	183,657
Waters Corp. (a)	18,953	2,422,193
		13,861,749
Pharmaceuticals - 1.2%
Akorn, Inc. (a)	17,569	469,795
Endo Health Solutions, Inc. (a)	52,004	3,119,720
Jazz Pharmaceuticals PLC (a)	13,988	1,920,273
Mallinckrodt PLC (a)	26,710	1,754,046
Perrigo Co. PLC	33,560	5,293,754
Zoetis, Inc. Class A	114,670	4,931,957
		17,489,545

TOTAL HEALTH CARE		133,349,093

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	24,135	1,133,138
BWX Technologies, Inc.	24,379	689,926
Hexcel Corp.	21,856	1,012,370
Huntington Ingalls Industries, Inc.	11,074	1,328,216
L-3 Communications Holdings, Inc.	18,837	2,380,997
Orbital ATK, Inc.	13,764	1,178,474
Rockwell Collins, Inc.	30,313	2,628,743
Spirit AeroSystems Holdings, Inc. Class A (a)	32,500	1,714,050
Textron, Inc.	63,535	2,679,271
TransDigm Group, Inc. (a)	12,265	2,696,460
Triumph Group, Inc.	11,087	516,432
		17,958,077
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	33,473	2,322,357
Expeditors International of Washington, Inc.	43,925	2,187,026
		4,509,383
Airlines - 1.2%
Alaska Air Group, Inc.	29,714	2,265,693
Copa Holdings SA Class A (b)	7,490	378,395
JetBlue Airways Corp. (a)	72,038	1,789,424
Southwest Airlines Co.	153,058	7,085,049
Spirit Airlines, Inc. (a)	16,610	616,563
United Continental Holdings, Inc. (a)	87,561	5,280,804
		17,415,928
Building Products - 0.7%
A.O. Smith Corp.	17,135	1,316,311
Allegion PLC	21,787	1,419,859
Armstrong World Industries, Inc. (a)	9,040	448,565
Fortune Brands Home & Security, Inc.	36,640	1,917,371
Lennox International, Inc.	9,339	1,240,313
Masco Corp.	80,109	2,323,161
Owens Corning	26,875	1,223,619
USG Corp. (a)(b)	20,548	484,316
		10,373,515
Commercial Services & Supplies - 1.3%
ADT Corp. (b)	39,115	1,292,360
Cintas Corp.	20,803	1,936,551
Clean Harbors, Inc. (a)(b)	13,279	617,341
Copart, Inc. (a)	27,924	1,011,128
Covanta Holding Corp.	26,919	451,162
KAR Auction Services, Inc.	32,589	1,251,418
Pitney Bowes, Inc.	45,961	949,095
R.R. Donnelley & Sons Co.	47,362	798,997
Republic Services, Inc.	55,660	2,434,568
Rollins, Inc.	21,378	573,358
Stericycle, Inc. (a)	19,515	2,368,536
Tyco International Ltd.	96,723	3,524,586
Waste Connections, Inc.	28,305	1,542,056
		18,751,156
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	34,174	1,007,108
Chicago Bridge & Iron Co. NV (b)	22,437	1,006,748
Fluor Corp.	33,400	1,596,854
Jacobs Engineering Group, Inc. (a)	28,553	1,146,117
KBR, Inc.	32,949	607,580
Quanta Services, Inc. (a)(b)	46,559	936,301
		6,300,708
Electrical Equipment - 0.8%
Acuity Brands, Inc.	9,913	2,166,982
AMETEK, Inc.	55,312	3,032,204
Babcock & Wilcox Enterprises, Inc. (a)	12,630	214,457
Hubbell, Inc. Class B	13,350	1,292,948
Regal Beloit Corp.	10,266	654,868
Rockwell Automation, Inc.	31,017	3,385,816
SolarCity Corp. (a)(b)	13,333	395,323
		11,142,598
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	15,049	1,309,263
Roper Industries, Inc.	23,076	4,300,213
		5,609,476
Machinery - 3.2%
AGCO Corp.	17,358	839,954
Allison Transmission Holdings, Inc.	40,973	1,175,925
Colfax Corp. (a)(b)	23,123	623,396
Crane Co.	10,850	571,144
Donaldson Co., Inc. (b)	31,656	956,011
Dover Corp.	36,722	2,365,998
Flowserve Corp.	30,587	1,418,013
Graco, Inc.	13,419	984,955
IDEX Corp.	17,781	1,364,870
Ingersoll-Rand PLC	60,819	3,604,134
ITT Corp.	20,609	815,704
Joy Global, Inc.	21,664	372,188
Kennametal, Inc.	18,180	511,222
Lincoln Electric Holdings, Inc.	17,342	1,037,225
Manitowoc Co., Inc. (b)	31,534	482,470
Middleby Corp. (a)	13,112	1,533,317
Nordson Corp.	13,897	990,022
Oshkosh Corp.	17,945	737,360
PACCAR, Inc.	81,522	4,292,133
Parker Hannifin Corp.	31,779	3,327,261
Pentair PLC	41,020	2,293,838
Snap-On, Inc.	13,378	2,219,276
SPX Corp.	9,024	110,544
SPX Flow, Inc. (a)	9,512	322,457
Stanley Black & Decker, Inc.	35,304	3,741,518
Terex Corp.	24,280	487,057
Timken Co.	18,479	583,936
Toro Co.	12,813	964,435
Trinity Industries, Inc.	35,694	966,237
Valmont Industries, Inc.	5,316	576,467
WABCO Holdings, Inc. (a)	12,604	1,414,547
Wabtec Corp.	22,236	1,842,697
Xylem, Inc.	41,416	1,507,957
		45,034,268
Marine - 0.1%
Kirby Corp. (a)	12,861	839,695
Professional Services - 1.3%
Dun & Bradstreet Corp.	8,212	935,100
Equifax, Inc.	27,342	2,913,837
IHS, Inc. Class A (a)	15,720	1,879,169
Manpower, Inc.	17,920	1,644,698
Nielsen Holdings PLC	84,290	4,004,618
Robert Half International, Inc.	30,896	1,626,983
Towers Watson & Co.	15,940	1,969,546
TransUnion Holding Co., Inc.	7,619	195,884
Verisk Analytics, Inc. (a)	38,803	2,778,683
		17,948,518
Road & Rail - 0.7%
AMERCO	1,685	684,632
Avis Budget Group, Inc. (a)	24,093	1,203,204
Genesee & Wyoming, Inc. Class A (a)	12,366	829,759
Hertz Global Holdings, Inc. (a)	92,797	1,809,542
J.B. Hunt Transport Services, Inc.	21,150	1,615,226
Kansas City Southern	25,424	2,104,090
Landstar System, Inc.	10,039	632,859
Old Dominion Freight Lines, Inc. (a)	15,894	984,474
Ryder System, Inc.	12,243	878,803
		10,742,589
Trading Companies & Distributors - 0.8%
Air Lease Corp. Class A	23,268	784,364
Fastenal Co.	67,210	2,631,944
GATX Corp.	9,851	460,042
HD Supply Holdings, Inc. (a)	38,931	1,159,754
MSC Industrial Direct Co., Inc. Class A	10,887	683,377
Now, Inc. (a)(b)	24,398	402,811
United Rentals, Inc. (a)	22,176	1,660,095
W.W. Grainger, Inc. (b)	14,496	3,044,160
Watsco, Inc.	5,898	725,631
WESCO International, Inc. (a)	10,368	507,306
		12,059,484
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	15,895	1,264,447

TOTAL INDUSTRIALS		179,949,842

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)(b)	7,749	499,888
Arris Group, Inc. (a)	31,177	881,062
Brocade Communications Systems, Inc.	96,384	1,004,321
CommScope Holding Co., Inc. (a)	24,187	784,384
EchoStar Holding Corp. Class A (a)	10,136	454,397
F5 Networks, Inc. (a)	16,431	1,810,696
Harris Corp.	28,242	2,234,789
Juniper Networks, Inc.	90,580	2,843,306
Lumentum Holdings, Inc. (a)	10,011	143,558
Motorola Solutions, Inc.	40,367	2,824,479
Palo Alto Networks, Inc. (a)	16,575	2,668,575
Viavi Solutions, Inc. (a)	54,176	322,347
		16,471,802
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	71,035	3,851,518
Arrow Electronics, Inc. (a)	21,892	1,203,841
Avnet, Inc.	30,952	1,406,149
CDW Corp.	30,378	1,357,593
Cognex Corp.	19,706	740,946
Dolby Laboratories, Inc. Class A	11,333	392,915
Fitbit, Inc. (b)	9,565	387,765
FLIR Systems, Inc.	32,527	867,495
Ingram Micro, Inc. Class A	36,315	1,081,461
IPG Photonics Corp. (a)	7,822	646,254
Jabil Circuit, Inc.	44,804	1,029,596
Keysight Technologies, Inc. (a)	39,019	1,290,749
National Instruments Corp.	25,772	785,273
Trimble Navigation Ltd. (a)	60,004	1,365,091
Zebra Technologies Corp. Class A (a)	11,802	907,574
		17,314,220
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	41,031	2,495,505
CoStar Group, Inc. (a)	7,410	1,504,749
GoDaddy, Inc. (a)	5,161	141,824
HomeAway, Inc. (a)	21,995	694,162
IAC/InterActiveCorp	17,003	1,139,371
LinkedIn Corp. Class A (a)	25,085	6,042,224
Pandora Media, Inc. (a)	48,187	554,632
Rackspace Hosting, Inc. (a)	28,220	729,487
Twitter, Inc. (a)(b)	129,619	3,688,957
VeriSign, Inc. (a)(b)	23,749	1,914,169
Yelp, Inc. (a)(b)	14,624	325,384
Zillow Group, Inc. (a)(b)	10,205	314,416
Zillow Group, Inc. Class C (a)(b)	19,999	553,772
		20,098,652
IT Services - 3.4%
Alliance Data Systems Corp. (a)	14,231	4,231,019
Amdocs Ltd.	35,546	2,117,475
Black Knight Financial Services, Inc. Class A	4,476	161,270
Booz Allen Hamilton Holding Corp. Class A	23,091	680,261
Broadridge Financial Solutions, Inc.	27,435	1,634,577
Computer Sciences Corp.	31,773	2,115,764
CoreLogic, Inc. (a)	20,718	807,588
DST Systems, Inc.	8,383	1,023,983
Fidelity National Information Services, Inc.	65,031	4,742,061
Fiserv, Inc. (a)	54,267	5,237,308
FleetCor Technologies, Inc. (a)	21,125	3,060,168
Gartner, Inc. Class A (a)	19,003	1,723,002
Genpact Ltd. (a)	36,565	906,081
Global Payments, Inc.	15,161	2,068,112
Jack Henry & Associates, Inc.	18,841	1,457,163
Leidos Holdings, Inc.	15,284	803,480
Paychex, Inc.	74,400	3,837,552
Sabre Corp. (b)	25,693	753,319
Teradata Corp. (a)(b)	32,321	908,543
The Western Union Co. (b)	118,564	2,282,357
Total System Services, Inc.	37,820	1,983,659
Vantiv, Inc. (a)	32,803	1,645,070
VeriFone Systems, Inc. (a)	25,820	778,215
WEX, Inc. (a)	8,765	788,061
Xerox Corp.	253,893	2,384,055
		48,130,143
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	68,913	3,621,378
Analog Devices, Inc.	71,917	4,323,650
Applied Materials, Inc.	282,606	4,739,303
Atmel Corp.	95,453	725,443
Cree, Inc. (a)(b)	23,494	591,814
Cypress Semiconductor Corp. (b)	77,003	811,612
First Solar, Inc. (a)	17,269	985,542
Freescale Semiconductor, Inc. (a)	25,270	846,292
KLA-Tencor Corp.	36,588	2,455,787
Lam Research Corp.	36,197	2,772,328
Linear Technology Corp.	54,781	2,433,372
Marvell Technology Group Ltd.	103,656	851,016
Maxim Integrated Products, Inc.	65,116	2,668,454
Microchip Technology, Inc. (b)	47,774	2,307,006
NVIDIA Corp.	123,362	3,499,780
ON Semiconductor Corp. (a)	97,936	1,077,296
Qorvo, Inc. (a)	34,092	1,497,662
Skyworks Solutions, Inc.	43,829	3,385,352
SunEdison, Inc. (a)(b)	61,452	448,600
SunPower Corp. (a)(b)	12,494	335,339
Teradyne, Inc.	49,052	957,495
Xilinx, Inc.	59,503	2,833,533
		44,168,054
Software - 3.9%
Activision Blizzard, Inc.	115,590	4,017,908
ANSYS, Inc. (a)	20,627	1,965,959
Autodesk, Inc. (a)	52,251	2,883,733
CA Technologies, Inc.	72,428	2,006,980
Cadence Design Systems, Inc. (a)	67,434	1,498,383
CDK Global, Inc.	36,621	1,823,360
Citrix Systems, Inc. (a)	36,790	3,020,459
Electronic Arts, Inc. (a)	72,050	5,192,644
FactSet Research Systems, Inc.	9,611	1,683,078
FireEye, Inc. (a)(b)	31,385	820,718
Fortinet, Inc. (a)	32,708	1,123,847
Intuit, Inc.	63,186	6,156,212
King Digital Entertainment PLC (b)	18,864	282,205
NetSuite, Inc. (a)(b)	9,141	777,625
Nuance Communications, Inc. (a)	58,437	991,676
Parametric Technology Corp. (a)	26,657	944,724
Red Hat, Inc. (a)	42,097	3,330,294
ServiceNow, Inc. (a)	35,387	2,889,349
SolarWinds, Inc. (a)	14,388	834,936
Solera Holdings, Inc.	15,490	846,683
Splunk, Inc. (a)	28,710	1,612,354
SS&C Technologies Holdings, Inc.	18,488	1,370,885
Symantec Corp.	156,438	3,222,623
Synopsys, Inc. (a)	35,641	1,781,337
Tableau Software, Inc. (a)	11,340	952,106
Ultimate Software Group, Inc. (a)	6,517	1,331,749
Workday, Inc. Class A (a)	24,231	1,913,522
Zynga, Inc. (a)	179,742	425,989
		55,701,338
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)(b)	25,330	254,820
Lexmark International, Inc. Class A	14,028	455,770
NCR Corp. (a)	38,658	1,028,303
NetApp, Inc.	67,946	2,310,164
SanDisk Corp.	47,744	3,676,288
Western Digital Corp.	51,548	3,444,437
		11,169,782

TOTAL INFORMATION TECHNOLOGY		213,053,991

MATERIALS - 5.7%
Chemicals - 2.6%
Airgas, Inc.	15,615	1,501,538
Albemarle Corp. U.S.	25,741	1,377,658
Ashland, Inc.	15,596	1,711,193
Axalta Coating Systems	23,356	645,326
Cabot Corp.	15,080	541,975
Celanese Corp. Class A	35,033	2,489,095
CF Industries Holdings, Inc.	54,036	2,743,408
Cytec Industries, Inc.	16,329	1,215,204
Eastman Chemical Co.	34,106	2,461,430
FMC Corp.	30,610	1,246,133
Huntsman Corp.	46,698	615,013
International Flavors & Fragrances, Inc.	18,551	2,153,029
NewMarket Corp.	1,925	757,950
Platform Specialty Products Corp. (a)	29,756	310,653
RPM International, Inc.	30,690	1,402,840
Sherwin-Williams Co.	18,570	4,955,033
Sigma Aldrich Corp.	27,393	3,827,350
The Mosaic Co.	80,088	2,706,174
The Scotts Miracle-Gro Co. Class A	10,228	676,684
Valspar Corp.	18,533	1,500,246
W.R. Grace & Co. (a)	16,657	1,670,697
Westlake Chemical Corp.	9,295	560,210
		37,068,839
Construction Materials - 0.4%
Eagle Materials, Inc.	11,378	751,289
Martin Marietta Materials, Inc.	15,435	2,394,740
Vulcan Materials Co.	30,394	2,935,453
		6,081,482
Containers & Packaging - 1.3%
Aptargroup, Inc.	14,446	1,062,648
Avery Dennison Corp.	20,999	1,364,305
Ball Corp.	31,560	2,161,860
Bemis Co., Inc.	22,483	1,029,272
Crown Holdings, Inc. (a)	31,872	1,690,491
Graphic Packaging Holding Co.	74,842	1,059,763
Owens-Illinois, Inc. (a)	36,763	792,243
Packaging Corp. of America	22,416	1,534,375
Sealed Air Corp.	48,039	2,359,676
Silgan Holdings, Inc.	9,315	473,854
Sonoco Products Co.	23,267	993,268
WestRock Co.	59,953	3,223,073
		17,744,828
Metals & Mining - 1.1%
Alcoa, Inc.	301,386	2,691,377
Allegheny Technologies, Inc.	24,653	362,399
Compass Minerals International, Inc.	7,809	634,403
Freeport-McMoRan, Inc.	260,888	3,070,652
Newmont Mining Corp.	121,711	2,368,496
Nucor Corp.	72,925	3,084,728
Reliance Steel & Aluminum Co.	17,176	1,029,873
Royal Gold, Inc.	14,824	709,180
Steel Dynamics, Inc.	55,359	1,022,481
Tahoe Resources, Inc.	37,332	311,766
United States Steel Corp. (b)	33,696	393,569
		15,678,924
Paper & Forest Products - 0.3%
Domtar Corp.	14,746	608,125
International Paper Co.	96,673	4,126,970
		4,735,095

TOTAL MATERIALS		81,309,168

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	128,985	3,638,667
Frontier Communications Corp.	267,111	1,372,951
Level 3 Communications, Inc. (a)	66,385	3,382,316
Zayo Group Holdings, Inc. (b)	32,828	870,927
		9,264,861
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	29,745	3,540,250
Sprint Corp. (a)(b)	171,097	809,289
Telephone & Data Systems, Inc.	21,574	617,879
U.S. Cellular Corp. (a)	3,073	125,194
		5,092,612

TOTAL TELECOMMUNICATION SERVICES		14,357,473

UTILITIES - 5.8%
Electric Utilities - 2.2%
Edison International	74,677	4,519,452
Entergy Corp.	41,060	2,798,650
Eversource Energy	72,962	3,716,684
FirstEnergy Corp.	96,505	3,010,956
Great Plains Energy, Inc.	35,817	984,968
Hawaiian Electric Industries, Inc.	24,460	715,700
ITC Holdings Corp.	35,453	1,160,022
OGE Energy Corp.	45,943	1,309,835
Pepco Holdings, Inc.	57,924	1,542,516
Pinnacle West Capital Corp.	25,214	1,601,341
PPL Corp.	152,944	5,261,274
Westar Energy, Inc.	32,162	1,276,831
Xcel Energy, Inc.	116,388	4,146,904
		32,045,133
Gas Utilities - 0.5%
AGL Resources, Inc.	27,497	1,718,563
Atmos Energy Corp.	23,023	1,450,449
National Fuel Gas Co.	19,539	1,026,384
Questar Corp.	39,879	823,501
UGI Corp.	39,350	1,442,965
		6,461,862
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	85,138	1,320,490
NRG Energy, Inc.	77,062	993,329
Terraform Power, Inc.	13,595	248,109
The AES Corp.	156,941	1,718,504
		4,280,432
Multi-Utilities - 2.6%
Alliant Energy Corp.	25,836	1,524,841
Ameren Corp.	55,812	2,437,868
CenterPoint Energy, Inc.	99,062	1,837,600
CMS Energy Corp.	63,426	2,287,776
Consolidated Edison, Inc.	67,240	4,421,030
DTE Energy Co.	41,054	3,349,596
MDU Resources Group, Inc.	44,097	831,669
NiSource, Inc.	73,202	1,402,550
Public Service Enterprise Group, Inc.	115,767	4,780,019
SCANA Corp.	32,909	1,948,871
Sempra Energy	56,781	5,814,942
TECO Energy, Inc.	53,846	1,453,842
Vectren Corp.	18,751	852,608
WEC Energy Group, Inc.	72,273	3,726,396
		36,669,608
Water Utilities - 0.2%
American Water Works Co., Inc.	41,390	2,374,130
Aqua America, Inc.	40,422	1,156,069
		3,530,199

TOTAL UTILITIES		82,987,234

TOTAL COMMON STOCKS
(Cost $1,324,243,827)		1,410,049,790
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $999,460)	1,000,000	999,712
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.18% (d)	9,022,169	$9,022,169
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	83,270,456	83,270,456
TOTAL MONEY MARKET FUNDS
(Cost $92,292,625)		92,292,625
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $1,417,535,912)		1,503,342,127
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(78,257,269)
NET ASSETS - 100%		$1,425,084,858

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
103 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2015	14,846,420	$274,939

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $555,840.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,297
Fidelity Securities Lending Cash Central Fund	267,389
Total	$275,686

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$235,185,549	$235,185,549	$--	$--
Consumer Staples	83,137,481	83,137,481	--	--
Energy	71,751,494	71,751,494	--	--
Financials	314,968,465	314,968,465	--	--
Health Care	133,349,093	133,349,093	--	--
Industrials	179,949,842	179,949,842	--	--
Information Technology	213,053,991	213,053,991	--	--
Materials	81,309,168	81,309,168	--	--
Telecommunication Services	14,357,473	14,357,473	--	--
Utilities	82,987,234	82,987,234	--	--
U.S. Government and Government Agency Obligations	999,712	--	999,712	--
Money Market Funds	92,292,625	92,292,625	--	--
Total Investments in Securities:	$1,503,342,127	$1,502,342,415	$999,712	$--
Derivative Instruments:
Assets
Futures Contracts	$274,939	$274,939	$--	$--
Total Assets	$274,939	$274,939	$--	$--
Total Derivative Instruments:	$274,939	$274,939	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$274,939	$0
Total Equity Risk	274,939	0
Total Value of Derivatives	$274,939	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $81,162,985) — See accompanying schedule: Unaffiliated issuers (cost $1,325,243,287)	$1,411,049,502
Fidelity Central Funds (cost $92,292,625)	92,292,625
Total Investments (cost $1,417,535,912)		$1,503,342,127
Receivable for investments sold		2,562,273
Receivable for fund shares sold		4,970,219
Dividends receivable		919,419
Distributions receivable from Fidelity Central Funds		66,452
Receivable for daily variation margin for derivative instruments		585
Receivable from investment adviser for expense reductions		129,293
Other receivables		115
Total assets		1,511,990,483
Liabilities
Payable for investments purchased	$2,579,137
Payable for fund shares redeemed	835,779
Accrued management fee	138,949
Other affiliated payables	81,304
Collateral on securities loaned, at value	83,270,456
Total liabilities		86,905,625
Net Assets		$1,425,084,858
Net Assets consist of:
Paid in capital		$1,296,187,106
Undistributed net investment income		10,196,130
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		32,620,446
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,081,176
Net Assets		$1,425,084,858
Investor Class:
Net Asset Value, offering price and redemption price per share ($35,165,746 ÷ 2,033,863 shares)		$17.29
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,089,785,747 ÷ 62,936,240 shares)		$17.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($293,673,536 ÷ 16,955,872 shares)		$17.32
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,459,829 ÷ 372,971 shares)		$17.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$10,481,942
Interest		1,076
Income from Fidelity Central Funds (including $267,389 from security lending)		275,686
Total income		10,758,704
Expenses
Management fee	$823,503
Transfer agent fees	481,832
Independent trustees' compensation	2,823
Miscellaneous	881
Total expenses before reductions	1,309,039
Expense reductions	(765,644)	543,395
Net investment income (loss)		10,215,309
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,225,947
Foreign currency transactions	(43,469)
Futures contracts	(531,916)
Total net realized gain (loss)		34,650,562
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,524,268)
Assets and liabilities in foreign currencies	26
Futures contracts	229,871
Total change in net unrealized appreciation (depreciation)		(85,294,371)
Net gain (loss)		(50,643,809)
Net increase (decrease) in net assets resulting from operations		$(40,428,500)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,215,309	$13,134,714
Net realized gain (loss)	34,650,562	15,964,091
Change in net unrealized appreciation (depreciation)	(85,294,371)	74,849,310
Net increase (decrease) in net assets resulting from operations	(40,428,500)	103,948,115
Distributions to shareholders from net investment income	(4,527,848)	(10,372,608)
Distributions to shareholders from net realized gain	(5,591,721)	(12,190,163)
Total distributions	(10,119,569)	(22,562,771)
Share transactions - net increase (decrease)	160,046,926	606,761,699
Redemption fees	11,756	23,788
Total increase (decrease) in net assets	109,510,613	688,170,831
Net Assets
Beginning of period	1,315,574,245	627,403,414
End of period (including undistributed net investment income of $10,196,130 and undistributed net investment income of $4,508,669, respectively)	$1,425,084,858	$1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Investor Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.23	.20	.18	.09
Net realized and unrealized gain (loss)	(.66)	1.88	2.65	1.99	1.64
Total from investment operations	(.54)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.05)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.12)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.29	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	(3.02)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.33%J	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.22%J	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.22%J	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.35%J	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$35,166	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.23	.21	.10
Net realized and unrealized gain (loss)	(.66)	1.89	2.64	1.98	1.64
Total from investment operations	(.53)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.06)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.13)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	(2.96)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.08%I	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.08%I	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.49%I	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,089,786	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	21%I	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.23	.21	.10
Net realized and unrealized gain (loss)	(.65)	1.88	2.65	1.98	1.65
Total from investment operations	(.52)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.14)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.95)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.14%J	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%J	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%J	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.51%J	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$293,674	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.061 and distributions from net realized gain of $.074 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.26	.23	.22	.10
Net realized and unrealized gain (loss)	(.66)	1.88	2.65	1.97	1.65
Total from investment operations	(.52)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.06)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.07)	(.24)	(.11)	(.04)	–
Total distributions	(.14)C	(.45)D	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$17.32	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.94)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.12%J	.12%	.12%	.12%	.12%J
Expenses net of fee waivers, if any	.04%J	.04%	.04%	.05%	.06%J
Expenses net of all reductions	.04%J	.04%	.04%	.05%	.06%J
Net investment income (loss)	1.53%J	1.49%	1.53%	1.77%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,460	$25,167	$4,263	$996	$109
Portfolio turnover rateK	21%J	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.074 per share.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Steris Corp.	0.4	0.2
Tyler Technologies, Inc.	0.3	0.2
Manhattan Associates, Inc.	0.3	0.2
Anacor Pharmaceuticals, Inc.	0.3	0.1
CubeSmart	0.3	0.2
Piedmont Natural Gas Co., Inc.	0.3	0.2
Maximus, Inc.	0.3	0.3
West Pharmaceutical Services, Inc.	0.3	0.2
Team Health Holdings, Inc.	0.3	0.2
Investors Bancorp, Inc.	0.3	0.3
	3.1

Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	23.7
Information Technology	17.6	17.9
Health Care	15.0	15.2
Consumer Discretionary	13.9	13.7
Industrials	12.4	13.4
Materials	3.7	4.3
Utilities	3.7	3.5
Consumer Staples	3.4	3.1
Energy	3.1	3.9
Telecommunication Services	0.9	0.8

Spartan® Small Cap Index Fund

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	61,069	$1,353,289
Cooper Tire & Rubber Co.	46,421	1,939,934
Cooper-Standard Holding, Inc. (a)(b)	10,942	711,668
Dana Holding Corp. (b)	130,136	2,186,285
Dorman Products, Inc. (a)(b)	21,533	1,005,160
Drew Industries, Inc.	19,443	1,163,275
Federal-Mogul Corp. Class A (a)	23,440	181,660
Fox Factory Holding Corp. (a)	13,423	238,258
Gentherm, Inc. (a)	29,041	1,427,656
Horizon Global Corp. (a)	14,047	123,473
Metaldyne Performance Group, Inc.	8,818	192,409
Modine Manufacturing Co. (a)	40,181	336,315
Motorcar Parts of America, Inc. (a)	14,282	480,732
Remy International, Inc.	22,637	667,565
Standard Motor Products, Inc.	15,892	703,221
Stoneridge, Inc. (a)	22,049	279,802
Strattec Security Corp.	2,762	165,223
Superior Industries International, Inc.	18,829	370,555
Tenneco, Inc. (a)	49,542	2,803,582
Tower International, Inc.	17,149	471,083
		16,801,145
Automobiles - 0.0%
Winnebago Industries, Inc.	21,464	450,529
Distributors - 0.3%
Core-Mark Holding Co., Inc.	18,681	1,518,578
Fenix Parts, Inc.	11,249	88,530
Pool Corp.	34,929	2,848,111
VOXX International Corp. (a)(b)	15,704	81,033
Weyco Group, Inc.	5,041	143,114
		4,679,366
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	21,450	450,021
American Public Education, Inc. (a)	13,550	294,442
Apollo Education Group, Inc. Class A (non-vtg.) (a)	75,683	549,459
Ascent Capital Group, Inc. (a)(b)	10,427	227,100
Bridgepoint Education, Inc. (a)	12,768	98,952
Bright Horizons Family Solutions, Inc. (a)	30,285	1,938,846
Cambium Learning Group, Inc. (a)	9,332	44,887
Capella Education Co.	9,736	439,580
Career Education Corp. (a)	52,879	190,893
Carriage Services, Inc.	12,916	277,823
Chegg, Inc. (a)(b)	61,388	423,577
Collectors Universe, Inc.	6,428	111,140
DeVry, Inc. (b)	52,008	1,225,308
Grand Canyon Education, Inc. (a)	38,427	1,597,026
Houghton Mifflin Harcourt Co. (a)	111,181	2,178,036
K12, Inc. (a)	27,391	265,967
Liberty Tax, Inc.	4,808	111,017
LifeLock, Inc. (a)(b)	76,738	1,075,099
Regis Corp. (a)	32,987	544,945
Sotheby's Class A (Ltd. vtg.) (b)	50,499	1,749,790
Steiner Leisure Ltd. (a)	10,282	651,468
Strayer Education, Inc. (a)	8,719	461,409
Universal Technical Institute, Inc.	15,749	66,933
Weight Watchers International, Inc. (a)(b)	22,466	345,527
		15,319,245
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	78,886	847,236
Biglari Holdings, Inc. (a)	1,329	510,509
BJ's Restaurants, Inc. (a)	17,236	739,941
Bloomin' Brands, Inc.	100,452	1,704,670
Bob Evans Farms, Inc.	18,133	784,615
Bojangles', Inc. (a)(b)	6,477	107,713
Boyd Gaming Corp. (a)	64,570	1,290,754
Bravo Brio Restaurant Group, Inc. (a)	13,279	155,895
Buffalo Wild Wings, Inc. (a)	15,348	2,367,736
Caesars Acquisition Co. (a)(b)	37,054	271,235
Caesars Entertainment Corp. (a)(b)	45,060	362,733
Carrols Restaurant Group, Inc. (a)	28,811	338,817
Churchill Downs, Inc.	10,831	1,590,316
Chuy's Holdings, Inc. (a)(b)	13,170	358,356
ClubCorp Holdings, Inc.	35,859	732,958
Cracker Barrel Old Country Store, Inc. (b)	15,481	2,128,018
Dave & Buster's Entertainment, Inc.	18,214	702,696
Del Frisco's Restaurant Group, Inc. (a)	19,139	257,802
Denny's Corp. (a)	68,310	748,678
Diamond Resorts International, Inc. (a)(b)	33,479	952,143
DineEquity, Inc.	13,761	1,148,355
El Pollo Loco Holdings, Inc. (a)(b)	10,261	117,796
Eldorado Resorts, Inc. (a)	22,781	225,532
Empire Resorts, Inc. (a)(b)	11,695	54,265
Fiesta Restaurant Group, Inc. (a)(b)	21,820	771,555
Fogo de Chao, Inc. (b)	4,498	67,920
Habit Restaurants, Inc. Class A (b)	9,380	223,994
International Speedway Corp. Class A	22,515	781,045
Interval Leisure Group, Inc.	31,885	562,770
Intrawest Resorts Holdings, Inc. (a)	14,549	130,359
Isle of Capri Casinos, Inc. (a)	18,001	344,359
J. Alexanders Holdings, Inc. (a)	10,724	103,379
Jack in the Box, Inc.	30,249	2,254,458
Jamba, Inc. (a)(b)	10,975	145,419
Kona Grill, Inc. (a)(b)	6,616	90,970
Krispy Kreme Doughnuts, Inc. (a)(b)	52,736	721,956
La Quinta Holdings, Inc. (a)	75,884	1,149,643
Marcus Corp.	14,615	302,384
Marriott Vacations Worldwide Corp.	20,907	1,346,411
Monarch Casino & Resort, Inc. (a)	8,011	175,761
Morgans Hotel Group Co. (a)	24,587	88,267
Noodles & Co. (a)(b)	9,466	139,813
Papa John's International, Inc. (b)	23,331	1,637,136
Papa Murphy's Holdings, Inc. (a)	7,040	97,222
Penn National Gaming, Inc. (a)	64,899	1,159,096
Pinnacle Entertainment, Inc. (a)	48,769	1,707,403
Planet Fitness, Inc. (a)	12,455	203,515
Popeyes Louisiana Kitchen, Inc. (a)	18,529	1,045,777
Potbelly Corp. (a)(b)	18,289	204,837
Red Robin Gourmet Burgers, Inc. (a)	11,458	858,090
Ruby Tuesday, Inc. (a)(b)	50,552	264,387
Ruth's Hospitality Group, Inc.	28,734	445,664
Scientific Games Corp. Class A (a)(b)	40,596	450,210
SeaWorld Entertainment, Inc.	55,411	1,104,341
Shake Shack, Inc. Class A (b)	4,487	204,473
Sonic Corp.	42,058	1,200,335
Speedway Motorsports, Inc.	9,209	170,090
Texas Roadhouse, Inc. Class A	56,503	1,940,878
The Cheesecake Factory, Inc.	39,385	1,898,357
Vail Resorts, Inc.	29,252	3,339,701
Wingstop, Inc.	5,549	128,348
Zoe's Kitchen, Inc. (a)(b)	15,735	541,756
		46,500,848
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	8,439	269,710
Beazer Homes U.S.A., Inc. (a)	25,821	367,691
CalAtlantic Group, Inc. (b)	62,251	2,371,141
Cavco Industries, Inc. (a)	7,195	709,427
Century Communities, Inc. (a)	12,014	229,227
CSS Industries, Inc.	7,497	204,668
Ethan Allen Interiors, Inc. (b)	20,420	555,628
Flexsteel Industries, Inc.	4,541	197,488
Green Brick Partners, Inc. (a)	17,492	184,541
Helen of Troy Ltd. (a)	23,013	2,283,120
Hooker Furniture Corp.	9,182	227,897
Hovnanian Enterprises, Inc. Class A (a)(b)	98,527	202,966
Installed Building Products, Inc. (a)	15,882	351,786
iRobot Corp. (a)(b)	23,821	714,868
KB Home	66,510	871,281
La-Z-Boy, Inc.	41,481	1,184,283
LGI Homes, Inc. (a)(b)	11,266	315,786
Libbey, Inc.	17,756	597,312
Lifetime Brands, Inc.	8,508	130,768
M.D.C. Holdings, Inc.	32,145	835,449
M/I Homes, Inc. (a)(b)	20,101	461,318
Meritage Homes Corp. (a)	32,286	1,138,404
NACCO Industries, Inc. Class A	3,271	146,639
New Home Co. LLC (a)	7,812	111,790
Skullcandy, Inc. (a)	17,435	97,636
Taylor Morrison Home Corp. (a)	26,346	485,557
TRI Pointe Homes, Inc. (a)	131,356	1,705,001
Universal Electronics, Inc. (a)	12,692	603,758
WCI Communities, Inc. (a)	12,513	298,936
William Lyon Homes, Inc. (a)(b)	16,143	344,492
Zagg, Inc. (a)	22,745	192,878
		18,391,446
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	19,813	196,743
Blue Nile, Inc. (a)(b)	9,672	329,815
Etsy, Inc.	15,950	173,855
EVINE Live, Inc. (a)	39,702	102,431
FTD Companies, Inc. (a)(b)	15,123	428,283
HSN, Inc.	26,332	1,628,634
Lands' End, Inc. (a)(b)	12,904	318,471
Liberty TripAdvisor Holdings, Inc. (a)	60,546	1,888,430
NutriSystem, Inc.	23,640	546,793
Overstock.com, Inc. (a)	9,321	145,967
PetMed Express, Inc. (b)	16,371	275,360
Shutterfly, Inc. (a)(b)	30,179	1,258,766
Travelport Worldwide Ltd.	85,923	1,164,257
Wayfair LLC Class A (b)	16,049	678,391
		9,136,196
Leisure Products - 0.3%
Arctic Cat, Inc.	10,015	205,708
Black Diamond, Inc. (a)	17,743	98,296
Callaway Golf Co.	63,410	630,930
Escalade, Inc.	8,104	120,182
JAKKS Pacific, Inc. (a)(b)	15,512	122,855
Johnson Outdoors, Inc. Class A	3,821	81,884
Malibu Boats, Inc. Class A (a)	15,029	213,562
Marine Products Corp.	8,528	60,293
MCBC Holdings, Inc. (a)	6,029	79,402
Nautilus, Inc. (a)	25,119	428,028
Performance Sports Group Ltd. (a)	36,132	414,485
Smith & Wesson Holding Corp. (a)	43,551	777,821
Sturm, Ruger & Co., Inc. (b)	15,210	866,057
		4,099,503
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	17,160	469,669
Carmike Cinemas, Inc. (a)	19,976	511,585
Central European Media Enterprises Ltd. Class A (a)(b)	57,896	125,055
Crown Media Holdings, Inc. Class A (a)	26,945	156,012
Cumulus Media, Inc. Class A (a)	113,172	51,957
Daily Journal Corp. (a)(b)	852	174,404
DreamWorks Animation SKG, Inc. Class A (a)(b)	61,674	1,248,282
E.W. Scripps Co. Class A	47,403	1,045,710
Entercom Communications Corp. Class A (a)(b)	20,305	224,167
Entravision Communication Corp. Class A	51,602	452,034
Eros International PLC (a)(b)	22,656	253,068
Global Eagle Entertainment, Inc. (a)(b)	37,486	499,314
Gray Television, Inc. (a)	50,515	802,683
Harte-Hanks, Inc.	40,248	171,054
Hemisphere Media Group, Inc. (a)(b)	8,142	110,161
IMAX Corp. (a)	48,921	1,878,077
Journal Media Group, Inc.	19,119	234,017
Loral Space & Communications Ltd. (a)	10,819	483,717
Martha Stewart Living Omnimedia, Inc. Class A (a)	23,798	143,740
MDC Partners, Inc. Class A (sub. vtg.)	35,258	739,008
Media General, Inc. (a)(b)	77,611	1,153,299
Meredith Corp.	29,811	1,401,713
National CineMedia, Inc.	50,286	714,061
New Media Investment Group, Inc.	35,597	573,112
Nexstar Broadcasting Group, Inc. Class A	25,367	1,350,285
Reading International, Inc. Class A (a)	13,852	214,706
Rentrak Corp. (a)(b)	10,147	559,911
Saga Communications, Inc. Class A	3,196	137,492
Scholastic Corp.	21,295	870,327
SFX Entertainment, Inc. (a)(b)	35,690	33,195
Sinclair Broadcast Group, Inc. Class A (b)	53,698	1,611,477
Sizmek, Inc. (a)	16,547	98,124
The New York Times Co. Class A	111,728	1,483,748
Time, Inc.	88,977	1,653,193
Townsquare Media, Inc. (a)	4,783	52,422
Tribune Publishing Co.	20,741	195,795
World Wrestling Entertainment, Inc. Class A (b)	24,185	431,219
		22,307,793
Multiline Retail - 0.4%
Big Lots, Inc. (b)	39,886	1,838,745
Burlington Stores, Inc. (a)	61,065	2,936,005
Fred's, Inc. Class A	30,103	416,324
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,198	129,938
Tuesday Morning Corp. (a)(b)	34,332	185,736
		5,506,748
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (b)	56,487	1,196,960
America's Car Mart, Inc. (a)	7,120	243,789
American Eagle Outfitters, Inc. (b)	158,221	2,417,617
Asbury Automotive Group, Inc. (a)	22,051	1,746,439
Ascena Retail Group, Inc. (a)	138,982	1,851,240
Barnes & Noble Education, Inc. (a)	26,353	388,707
Barnes & Noble, Inc.	40,640	527,914
bebe stores, Inc. (b)	21,338	23,685
Big 5 Sporting Goods Corp.	14,450	132,218
Boot Barn Holdings, Inc.	9,627	144,405
Build-A-Bear Workshop, Inc. (a)	10,963	170,584
Caleres, Inc.	35,783	1,093,528
Chico's FAS, Inc.	116,280	1,606,990
Christopher & Banks Corp. (a)	27,009	39,433
Citi Trends, Inc.	12,701	337,466
Conn's, Inc. (a)(b)	21,933	416,069
Destination XL Group, Inc. (a)(b)	28,362	165,634
Express, Inc. (a)	68,425	1,320,603
Finish Line, Inc. Class A	37,439	697,489
Five Below, Inc. (a)(b)	44,156	1,516,317
Francesca's Holdings Corp. (a)	34,539	490,799
Genesco, Inc. (a)	19,560	1,225,434
Group 1 Automotive, Inc.	18,926	1,645,616
Guess?, Inc. (b)	50,256	1,057,889
Haverty Furniture Companies, Inc.	17,041	398,930
Hibbett Sports, Inc. (a)	19,962	681,902
Kirkland's, Inc.	13,612	312,940
Lithia Motors, Inc. Class A (sub. vtg.)	18,402	2,160,211
Lumber Liquidators Holdings, Inc. (a)(b)	21,539	297,669
MarineMax, Inc. (a)	20,020	316,316
Mattress Firm Holding Corp. (a)(b)	16,367	696,743
Monro Muffler Brake, Inc.	25,698	1,906,021
Outerwall, Inc. (b)	14,907	894,420
Party City Holdco, Inc.	20,349	322,125
Pier 1 Imports, Inc. (b)	72,152	535,368
Rent-A-Center, Inc.	42,393	779,607
Restoration Hardware Holdings, Inc. (a)(b)	26,995	2,782,915
Select Comfort Corp. (a)	42,497	900,936
Shoe Carnival, Inc.	12,588	282,852
Sonic Automotive, Inc. Class A (sub. vtg.)	26,931	671,659
Sportsman's Warehouse Holdings, Inc. (a)	14,147	152,222
Stage Stores, Inc.	26,201	254,936
Stein Mart, Inc.	23,027	204,019
Systemax, Inc. (a)	8,556	79,314
The Buckle, Inc. (b)	23,098	818,593
The Cato Corp. Class A (sub. vtg.)	21,150	798,624
The Children's Place Retail Stores, Inc. (b)	16,489	884,965
The Container Store Group, Inc. (a)(b)	12,430	141,826
The Men's Wearhouse, Inc.	39,212	1,567,696
The Pep Boys - Manny, Moe & Jack (a)(b)	43,255	650,555
Tile Shop Holdings, Inc. (a)(b)	21,936	318,291
Tilly's, Inc. (a)	8,109	59,115
Vitamin Shoppe, Inc. (a)(b)	23,885	685,261
West Marine, Inc. (a)	15,373	156,497
Winmark Corp.	1,733	174,600
Zumiez, Inc. (a)(b)	16,924	295,832
		41,639,785
Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc. (a)	6,574	119,318
Columbia Sportswear Co.	23,286	1,277,237
Crocs, Inc. (a)(b)	62,663	676,760
Culp, Inc.	8,340	250,283
Deckers Outdoor Corp. (a)	26,560	1,478,330
G-III Apparel Group Ltd. (a)	32,323	1,780,674
Iconix Brand Group, Inc. (a)(b)	38,235	585,760
Movado Group, Inc.	13,160	338,738
Oxford Industries, Inc.	11,768	856,946
Perry Ellis International, Inc. (a)	9,721	208,710
Sequential Brands Group, Inc. (a)(b)	20,430	255,579
Steven Madden Ltd. (a)	45,758	1,594,666
Superior Uniform Group, Inc.	6,155	104,881
Tumi Holdings, Inc. (a)(b)	45,616	731,224
Unifi, Inc. (a)	12,265	375,186
Vera Bradley, Inc. (a)(b)	16,762	209,693
Vince Holding Corp. (a)	11,186	50,896
Wolverine World Wide, Inc.	83,659	1,553,548
		12,448,429

TOTAL CONSUMER DISCRETIONARY		197,281,033

CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	7,360	1,616,182
Castle Brands, Inc. (a)(b)	48,203	62,664
Coca-Cola Bottling Co. Consolidated	3,777	797,740
Craft Brew Alliance, Inc. (a)(b)	7,990	61,203
MGP Ingredients, Inc.	8,458	146,577
National Beverage Corp. (a)	9,044	340,416
		3,024,782
Food & Staples Retailing - 0.9%
Andersons, Inc.	22,936	811,934
Casey's General Stores, Inc.	31,361	3,331,165
Chefs' Warehouse Holdings (a)(b)	15,722	238,188
Fairway Group Holdings Corp. (a)(b)	14,794	17,161
Fresh Market, Inc. (a)(b)	34,984	871,801
Ingles Markets, Inc. Class A	10,881	543,397
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	6,970	166,932
PriceSmart, Inc.	15,822	1,360,376
Smart & Final Stores, Inc. (a)	19,130	281,976
SpartanNash Co.	30,486	850,559
SUPERVALU, Inc. (a)	212,664	1,397,202
United Natural Foods, Inc. (a)(b)	40,558	2,046,151
Village Super Market, Inc. Class A	5,824	145,949
Weis Markets, Inc.	9,361	385,112
		12,447,903
Food Products - 1.7%
Alico, Inc.	3,139	134,004
Amplify Snack Brands, Inc. (a)(b)	12,396	149,744
Arcadia Biosciences, Inc.	5,831	16,327
B&G Foods, Inc. Class A	46,941	1,703,489
Boulder Brands, Inc. (a)(b)	43,624	386,509
Cal-Maine Foods, Inc. (b)	25,357	1,355,585
Calavo Growers, Inc.	11,841	608,746
Darling International, Inc. (a)	134,232	1,358,428
Dean Foods Co. (b)	76,676	1,388,602
Diamond Foods, Inc. (a)	21,115	836,576
Farmer Brothers Co. (a)(b)	6,319	179,333
Fresh Del Monte Produce, Inc.	26,938	1,229,181
Freshpet, Inc. (b)	16,857	164,356
Inventure Foods, Inc. (a)	15,326	132,723
J&J Snack Foods Corp.	11,946	1,466,849
John B. Sanfilippo & Son, Inc.	6,686	432,718
Lancaster Colony Corp.	14,827	1,686,126
Landec Corp. (a)	21,596	265,631
Lifeway Foods, Inc. (a)	3,379	38,352
Limoneira Co. (b)	9,245	146,626
Omega Protein Corp. (a)	17,427	317,171
Post Holdings, Inc. (a)(b)	49,815	3,201,610
Sanderson Farms, Inc. (b)	18,199	1,265,012
Seaboard Corp. (a)	214	720,752
Seneca Foods Corp. Class A (a)	6,011	175,401
Snyders-Lance, Inc.	39,579	1,406,638
Tootsie Roll Industries, Inc.	14,825	470,546
TreeHouse Foods, Inc. (a)	34,648	2,967,255
		24,204,290
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,009	574,072
HRG Group, Inc. (a)	63,515	854,277
Oil-Dri Corp. of America	4,198	131,733
Orchids Paper Products Co.	7,249	212,468
WD-40 Co.	11,814	1,129,182
		2,901,732
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(b)	21,588	270,714
Inter Parfums, Inc.	13,358	368,948
MediFast, Inc. (a)(b)	8,373	234,193
Natural Health Trends Corp. (b)	6,400	315,264
Nature's Sunshine Products, Inc.	8,345	98,888
Nutraceutical International Corp. (a)	7,235	177,258
Revlon, Inc. (a)	9,101	285,498
Synutra International, Inc. (a)(b)	17,969	102,603
USANA Health Sciences, Inc. (a)	4,512	580,243
		2,433,609
Tobacco - 0.2%
Universal Corp.	18,279	987,249
Vector Group Ltd. (b)	68,628	1,664,229
		2,651,478

TOTAL CONSUMER STAPLES		47,663,794

ENERGY - 3.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (b)	52,908	875,627
Basic Energy Services, Inc. (a)(b)	32,697	121,306
Bristow Group, Inc.	27,893	968,724
C&J Energy Services Ltd. (a)(b)	43,565	217,389
Carbo Ceramics, Inc. (b)	16,092	281,932
Era Group, Inc. (a)	16,694	232,214
Exterran Holdings, Inc.	56,440	1,227,006
Fairmount Santrol Holidings, Inc. (a)(b)	50,606	135,118
Forum Energy Technologies, Inc. (a)	47,720	632,290
Geospace Technologies Corp. (a)(b)	11,170	171,571
Gulfmark Offshore, Inc. Class A (b)	19,750	123,240
Helix Energy Solutions Group, Inc. (a)	86,498	499,958
Hornbeck Offshore Services, Inc. (a)(b)	25,732	347,639
Independence Contract Drilling, Inc. (a)(b)	14,354	100,909
ION Geophysical Corp. (a)	101,049	37,388
Key Energy Services, Inc. (a)(b)	96,483	50,692
Matrix Service Co. (a)	21,587	490,025
McDermott International, Inc. (a)(b)	190,982	880,427
Natural Gas Services Group, Inc. (a)	9,895	222,835
Newpark Resources, Inc. (a)	67,867	384,127
Nordic American Offshore Ltd. (b)	17,144	103,378
North Atlantic Drilling Ltd. (a)(b)	53,627	44,269
Oil States International, Inc. (a)	42,350	1,270,924
Parker Drilling Co. (a)(b)	96,419	275,758
PHI, Inc. (non-vtg.) (a)	10,667	203,100
Pioneer Energy Services Corp. (a)	51,589	119,171
RigNet, Inc. (a)(b)	10,291	308,730
SEACOR Holdings, Inc. (a)(b)	14,982	875,248
Seventy Seven Energy, Inc. (a)(b)	40,879	46,602
Tesco Corp.	32,334	258,672
TETRA Technologies, Inc. (a)	64,001	431,367
Tidewater, Inc. (b)	37,836	467,275
U.S. Silica Holdings, Inc. (b)	42,755	772,155
Unit Corp. (a)	40,656	512,672
		13,689,738
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	75,357	119,818
Adams Resources & Energy, Inc.	1,558	69,269
Alon U.S.A. Energy, Inc.	24,993	418,633
Approach Resources, Inc. (a)(b)	28,512	67,288
Ardmore Shipping Corp.	14,615	209,725
Bill Barrett Corp. (a)(b)	39,609	192,896
Bonanza Creek Energy, Inc. (a)	39,188	222,980
Callon Petroleum Co. (a)	52,932	459,450
Carrizo Oil & Gas, Inc. (a)	47,378	1,782,834
Clayton Williams Energy, Inc. (a)(b)	4,640	276,405
Clean Energy Fuels Corp. (a)(b)	57,385	324,225
Cloud Peak Energy, Inc. (a)(b)	47,916	142,311
Contango Oil & Gas Co. (a)	13,904	106,366
Delek U.S. Holdings, Inc.	46,633	1,268,418
DHT Holdings, Inc.	74,172	582,992
Dorian Lpg Ltd. (a)	19,956	235,082
Earthstone Energy, Inc. (a)	878	12,169
Eclipse Resources Corp. (a)(b)	36,943	79,427
Energy Fuels, Inc. (a)	33,909	92,319
Energy XXI (Bermuda) Ltd. (b)	78,234	135,345
Erin Energy Corp. (a)(b)	10,037	40,148
Evolution Petroleum Corp.	20,297	140,049
EXCO Resources, Inc. (b)	128,562	143,989
Frontline Ltd. (NY Shares) (a)(b)	87,004	274,933
GasLog Ltd. (b)	33,581	388,532
Gastar Exploration, Inc. (a)	69,944	109,812
Gener8 Maritime, Inc. (a)	14,338	149,115
Green Plains, Inc.	30,445	624,427
Halcon Resources Corp. (a)	287,869	201,825
Hallador Energy Co. (b)	7,882	48,001
Isramco, Inc. (a)(b)	639	60,705
Jones Energy, Inc. (a)(b)	22,370	114,982
Magnum Hunter Resources Corp. (a)(b)	174,115	46,349
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	0
Matador Resources Co. (a)(b)	59,454	1,528,562
Navios Maritime Acquisition Corp. (b)	66,367	237,594
Nordic American Tanker Shipping Ltd. (b)	72,492	1,107,678
Northern Oil & Gas, Inc. (a)(b)	50,255	253,285
Oasis Petroleum, Inc. (a)(b)	112,993	1,314,109
Pacific Ethanol, Inc. (a)(b)	24,993	150,208
Panhandle Royalty Co. Class A	13,583	249,656
Par Petroleum Corp. (a)	12,920	294,576
Parsley Energy, Inc. Class A (a)(b)	75,320	1,335,424
PDC Energy, Inc. (a)(b)	32,520	1,962,257
Peabody Energy Corp. (b)	14,417	184,393
Penn Virginia Corp. (a)(b)	54,574	33,776
Renewable Energy Group, Inc. (a)	34,689	273,696
Rex American Resources Corp. (a)(b)	5,209	286,026
Rex Energy Corp. (a)(b)	35,728	80,745
Ring Energy, Inc. (a)	19,413	201,701
RSP Permian, Inc. (a)(b)	53,365	1,463,268
Sanchez Energy Corp. (a)(b)	42,855	254,987
SandRidge Energy, Inc. (a)(b)	327,964	121,445
Scorpio Tankers, Inc.	145,717	1,328,939
SemGroup Corp. Class A	35,762	1,628,959
Ship Finance International Ltd. (NY Shares) (b)	48,433	827,720
Solazyme, Inc. (a)(b)	63,188	207,257
Stone Energy Corp. (a)	46,426	259,521
Synergy Resources Corp. (a)(b)	83,486	934,208
Teekay Tankers Ltd.	75,933	580,128
TransAtlantic Petroleum Ltd. (a)	18,390	46,527
Triangle Petroleum Corp. (a)	36,074	43,289
Ultra Petroleum Corp. (a)(b)	122,746	672,648
Uranium Energy Corp. (a)	76,154	85,292
W&T Offshore, Inc. (b)	31,534	102,801
Western Refining, Inc.	57,661	2,399,851
Westmoreland Coal Co. (a)(b)	13,723	98,257
		29,689,602

TOTAL ENERGY		43,379,340

FINANCIALS - 25.5%
Banks - 9.0%
1st Source Corp.	13,024	413,642
Access National Corp.	5,914	122,361
American National Bankshares, Inc.	7,187	181,112
Ameris Bancorp	25,816	813,204
Ames National Corp.	8,208	205,200
Arrow Financial Corp.	8,934	246,578
Banc of California, Inc.	29,522	384,967
BancFirst Corp.	5,894	363,247
Banco Latinoamericano de Comercio Exterior SA Series E	24,357	658,370
Bancorp, Inc., Delaware (a)	26,353	189,742
BancorpSouth, Inc.	77,928	1,942,745
Bank of Marin Bancorp	4,594	244,309
Bank of the Ozarks, Inc.	62,892	3,145,858
Banner Corp.	17,240	845,967
Bar Harbor Bankshares	4,779	168,938
BBCN Bancorp, Inc.	64,399	1,081,259
Berkshire Hills Bancorp, Inc.	23,724	678,506
Blue Hills Bancorp, Inc.	22,169	314,578
BNC Bancorp	22,605	507,482
Boston Private Financial Holdings, Inc.	67,240	770,570
Bridge Bancorp, Inc.	12,149	348,798
Bryn Mawr Bank Corp.	14,751	429,697
C1 Financial, Inc. (a)	5,144	106,429
Camden National Corp.	5,930	231,804
Capital Bank Financial Corp. Series A	18,222	588,571
Capital City Bank Group, Inc.	9,698	149,737
Cardinal Financial Corp.	25,742	585,116
Cascade Bancorp (a)	27,634	155,027
Cathay General Bancorp	64,359	2,014,437
Centerstate Banks of Florida, Inc.	37,264	543,309
Central Pacific Financial Corp.	18,820	420,815
Century Bancorp, Inc. Class A (non-vtg.)	2,586	114,948
Chemical Financial Corp.	27,299	926,255
Citizens & Northern Corp.	9,662	191,404
City Holding Co. (b)	12,077	577,643
CNB Financial Corp., Pennsylvania	11,967	222,347
CoBiz, Inc.	29,079	362,324
Columbia Banking Systems, Inc.	46,909	1,563,008
Community Bank System, Inc.	32,689	1,332,404
Community Trust Bancorp, Inc.	12,915	445,180
CommunityOne Bancorp (a)	10,115	130,888
ConnectOne Bancorp, Inc.	24,363	434,880
CU Bancorp (a)	13,751	331,674
Customers Bancorp, Inc. (a)	21,457	590,068
CVB Financial Corp.	85,622	1,494,104
Eagle Bancorp, Inc. (a)	23,982	1,141,543
Enterprise Bancorp, Inc.	6,390	148,376
Enterprise Financial Services Corp.	15,663	444,203
Farmers Capital Bank Corp. (a)	5,930	160,822
FCB Financial Holdings, Inc. Class A (a)	22,511	800,491
Fidelity Southern Corp.	13,811	289,340
Financial Institutions, Inc.	11,265	294,242
First Bancorp, North Carolina	15,870	294,071
First Bancorp, Puerto Rico (a)	93,788	355,457
First Busey Corp.	19,143	399,514
First Business Finance Services, Inc.	6,990	172,304
First Citizen Bancshares, Inc.	6,223	1,593,959
First Commonwealth Financial Corp.	74,425	683,966
First Community Bancshares, Inc.	14,123	271,585
First Connecticut Bancorp, Inc.	12,691	220,570
First Financial Bancorp, Ohio	49,373	951,911
First Financial Bankshares, Inc. (b)	51,520	1,713,555
First Financial Corp., Indiana	9,343	320,185
First Interstate Bancsystem, Inc.	16,600	470,776
First Merchants Corp.	30,073	788,815
First Midwest Bancorp, Inc., Delaware	62,743	1,118,080
First NBC Bank Holding Co. (a)	12,495	464,689
First of Long Island Corp.	10,363	287,781
FirstMerit Corp.	133,745	2,513,069
Flushing Financial Corp.	24,408	513,544
FNB Corp., Pennsylvania	140,621	1,894,165
Franklin Financial Network, Inc.	4,654	124,774
Fulton Financial Corp.	142,028	1,906,016
German American Bancorp, Inc.	10,548	330,469
Glacier Bancorp, Inc.	61,313	1,677,524
Great Southern Bancorp, Inc.	8,678	419,408
Great Western Bancorp, Inc.	33,490	946,427
Green Bancorp, Inc. (a)	12,272	150,332
Guaranty Bancorp	11,881	195,799
Hampton Roads Bankshares, Inc. (a)	24,860	45,991
Hancock Holding Co.	63,187	1,743,961
Hanmi Financial Corp.	25,810	658,155
Heartland Financial U.S.A., Inc.	14,746	543,243
Heritage Commerce Corp.	19,986	211,452
Heritage Financial Corp., Washington	24,790	456,632
Heritage Oaks Bancorp	19,981	176,033
Hilltop Holdings, Inc. (a)	61,605	1,291,857
Home Bancshares, Inc.	45,862	1,968,397
HomeTrust Bancshares, Inc. (a)	15,464	292,888
Horizon Bancorp Industries	9,043	236,022
IBERIABANK Corp.	30,744	1,864,009
Independent Bank Corp.	17,878	258,873
Independent Bank Corp., Massachusetts	21,023	982,615
Independent Bank Group, Inc.	8,050	313,548
International Bancshares Corp.	44,076	1,187,848
Investors Bancorp, Inc.	275,877	3,451,221
Lakeland Bancorp, Inc.	30,315	352,563
Lakeland Financial Corp.	13,658	613,654
LegacyTexas Financial Group, Inc.	38,759	1,112,383
Live Oak Bancshares, Inc. (b)	3,937	56,457
MainSource Financial Group, Inc.	17,920	387,789
MB Financial, Inc.	60,862	1,962,191
Mercantile Bank Corp.	14,316	315,811
Merchants Bancshares, Inc.	3,997	125,985
Metro Bancorp, Inc.	9,683	299,979
MidWestOne Financial Group, Inc.	6,280	192,419
National Bank Holdings Corp.	28,051	618,805
National Bankshares, Inc. (b)	6,091	198,871
National Commerce Corp. (b)	5,299	133,058
National Penn Bancshares, Inc.	113,133	1,362,121
NBT Bancorp, Inc.	35,844	1,007,575
NewBridge Bancorp	29,132	329,483
OFG Bancorp	35,835	330,040
Old National Bancorp, Indiana	95,048	1,330,672
Old Second Bancorp, Inc. (a)	23,721	158,931
Opus Bank	8,566	319,084
Pacific Continental Corp.	16,135	231,376
Pacific Premier Bancorp, Inc. (a)	16,920	361,242
Park National Corp. (b)	10,496	952,197
Park Sterling Corp.	38,317	277,798
Peapack-Gladstone Financial Corp.	12,922	292,166
Penns Woods Bancorp, Inc.	3,911	174,235
People's Utah Bancorp	2,596	42,730
Peoples Bancorp, Inc.	14,382	275,559
Peoples Financial Services Corp. (b)	6,322	257,432
Pinnacle Financial Partners, Inc.	29,044	1,528,295
Preferred Bank, Los Angeles	9,252	306,334
PrivateBancorp, Inc.	63,471	2,654,992
Prosperity Bancshares, Inc.	56,573	2,906,721
QCR Holdings, Inc.	9,161	208,688
Renasant Corp. (b)	32,265	1,117,337
Republic Bancorp, Inc., Kentucky Class A	9,173	233,269
S&T Bancorp, Inc.	28,026	893,469
Sandy Spring Bancorp, Inc.	19,595	538,863
Seacoast Banking Corp., Florida (a)	18,658	288,826
ServisFirst Bancshares, Inc.	18,129	768,307
Sierra Bancorp	9,060	146,863
Simmons First National Corp. Class A	24,137	1,244,021
South State Corp.	19,401	1,503,578
Southside Bancshares, Inc. (b)	20,469	550,616
Southwest Bancorp, Inc., Oklahoma	16,186	273,705
State Bank Financial Corp.	28,554	611,056
Sterling Bancorp	96,630	1,487,136
Stock Yards Bancorp, Inc.	12,221	460,487
Stonegate Bank	9,110	284,323
Suffolk Bancorp	9,783	292,414
Sun Bancorp, Inc. (a)	7,781	155,698
Talmer Bancorp, Inc. Class A	42,468	714,312
Texas Capital Bancshares, Inc. (a)	37,148	2,050,570
The First Bancorp, Inc.	8,286	175,083
Tompkins Financial Corp.	12,381	672,041
TowneBank	36,563	784,642
Trico Bancshares	18,702	492,985
TriState Capital Holdings, Inc. (a)	16,821	210,094
Triumph Bancorp, Inc.	11,699	195,256
Trustmark Corp.	53,764	1,291,949
UMB Financial Corp.	31,931	1,567,173
Umpqua Holdings Corp.	176,846	2,953,328
Union Bankshares Corp.	36,078	903,754
United Bankshares, Inc., West Virginia (b)	55,863	2,209,382
United Community Bank, Inc.	43,053	867,948
Univest Corp. of Pennsylvania	16,769	330,182
Valley National Bancorp (b)	185,365	1,946,333
Washington Trust Bancorp, Inc.	12,074	468,471
Webster Financial Corp.	73,166	2,714,459
WesBanco, Inc.	31,030	1,013,130
West Bancorp., Inc.	13,060	258,066
Westamerica Bancorp.	20,416	902,591
Western Alliance Bancorp. (a)	69,200	2,473,900
Wilshire Bancorp, Inc.	58,019	620,223
Wintrust Financial Corp.	38,338	1,935,686
Yadkin Financial Corp.	20,573	484,494
		128,073,665
Capital Markets - 1.3%
Arlington Asset Investment Corp.	18,640	258,164
Ashford, Inc. (a)	776	49,858
BGC Partners, Inc. Class A	148,065	1,280,762
Calamos Asset Management, Inc. Class A	14,484	136,005
CIFI Corp.	4,076	28,206
Cohen & Steers, Inc.	16,427	502,502
Cowen Group, Inc. Class A (a)(b)	89,999	378,896
Diamond Hill Investment Group, Inc.	2,418	483,721
Evercore Partners, Inc. Class A	27,899	1,506,546
Fifth Street Asset Management, Inc. Class A (b)	4,149	24,313
Financial Engines, Inc. (b)	42,031	1,351,717
GAMCO Investors, Inc. Class A	5,235	301,955
Greenhill & Co., Inc.	23,533	607,622
HFF, Inc.	30,721	1,060,489
Houlihan Lokey	9,682	212,133
INTL FCStone, Inc. (a)	12,131	388,071
Investment Technology Group, Inc.	27,976	447,896
Janus Capital Group, Inc.	118,599	1,841,842
KCG Holdings, Inc. Class A (a)	27,016	337,430
Ladenburg Thalmann Financial Services, Inc. (a)(b)	88,555	224,930
Medley Management, Inc. (b)	4,377	32,127
Moelis & Co. Class A	14,429	425,367
OM Asset Management Ltd.	20,535	311,721
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,121	149,020
Piper Jaffray Companies (a)	12,208	434,239
Pzena Investment Management, Inc.	10,268	97,854
RCS Capital Corp. Class A (a)(b)	38,107	28,889
Safeguard Scientifics, Inc. (a)(b)	16,567	294,064
Stifel Financial Corp. (a)	54,808	2,435,119
Virtu Financial, Inc. Class A	15,205	367,961
Virtus Investment Partners, Inc.	5,491	642,667
Westwood Holdings Group, Inc.	6,354	369,167
WisdomTree Investments, Inc. (b)	92,328	1,775,467
Zais Group Holdings, Inc. (a)(b)	2,652	27,554
		18,814,274
Consumer Finance - 0.5%
Cash America International, Inc.	22,177	765,772
Encore Capital Group, Inc. (a)(b)	20,962	853,153
Enova International, Inc. (a)	20,441	265,733
EZCORP, Inc. (non-vtg.) Class A (a)(b)	42,259	281,445
First Cash Financial Services, Inc. (a)	22,692	865,700
Green Dot Corp. Class A (a)	36,843	683,069
J.G. Wentworth Co. (a)(b)	10,324	52,859
Nelnet, Inc. Class A	19,164	685,688
PRA Group, Inc. (a)(b)	39,180	2,147,064
Regional Management Corp. (a)	8,979	146,447
World Acceptance Corp. (a)(b)	5,622	214,367
		6,961,297
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	24,973	186,049
MarketAxess Holdings, Inc.	30,171	3,056,624
Marlin Business Services Corp.	7,356	129,907
NewStar Financial, Inc. (a)	20,060	211,633
On Deck Capital, Inc. (b)	8,471	80,644
PICO Holdings, Inc. (a)	17,782	171,774
Resource America, Inc. Class A	14,198	109,183
Tiptree Financial, Inc.	23,899	161,796
		4,107,610
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	36,037	581,998
American Equity Investment Life Holding Co. (b)	65,951	1,693,622
Amerisafe, Inc.	15,122	827,627
Argo Group International Holdings, Ltd.	22,405	1,400,761
Atlas Financial Holdings, Inc. (a)	8,196	155,888
Baldwin & Lyons, Inc. Class B	7,651	177,733
Citizens, Inc. Class A (a)(b)	39,736	333,782
CNO Financial Group, Inc.	159,252	3,059,231
Crawford & Co. Class B	23,427	140,562
Donegal Group, Inc. Class A	7,280	103,012
eHealth, Inc. (a)	14,683	175,462
EMC Insurance Group	6,166	154,150
Employers Holdings, Inc.	25,530	675,779
Enstar Group Ltd. (a)	7,303	1,152,413
FBL Financial Group, Inc. Class A	7,856	494,142
Federated National Holding Co.	11,521	354,674
Fidelity & Guaranty Life	9,189	245,346
First American Financial Corp.	87,429	3,333,668
FNFV Group (a)	65,105	731,780
Global Indemnity PLC (a)	7,039	199,978
Greenlight Capital Re, Ltd. (a)	23,622	518,739
Hallmark Financial Services, Inc. (a)	10,785	140,097
HCI Group, Inc.	7,065	308,105
Heritage Insurance Holdings, Inc. (a)	20,123	445,121
Horace Mann Educators Corp.	33,242	1,138,206
Independence Holding Co.	5,497	74,539
Infinity Property & Casualty Corp.	9,322	750,607
James River Group Holdings Ltd.	8,787	258,601
Kansas City Life Insurance Co.	3,096	151,797
Kemper Corp.	35,161	1,255,951
Maiden Holdings Ltd.	40,563	630,755
MBIA, Inc. (a)	112,807	847,181
National General Holdings Corp.	32,144	633,558
National Interstate Corp.	5,808	166,690
National Western Life Group, Inc.	1,805	465,672
Navigators Group, Inc. (a)	8,395	716,513
OneBeacon Insurance Group Ltd.	19,194	276,202
Patriot National, Inc.	6,181	78,499
Primerica, Inc. (b)	41,584	1,980,646
RLI Corp.	34,751	2,114,598
Safety Insurance Group, Inc.	12,313	713,538
Selective Insurance Group, Inc.	45,905	1,675,073
State Auto Financial Corp.	11,924	284,387
State National Companies, Inc.	26,513	239,412
Stewart Information Services Corp.	18,471	741,980
Symetra Financial Corp.	60,567	1,921,791
Third Point Reinsurance Ltd. (a)(b)	68,529	936,791
United Fire Group, Inc.	16,544	615,271
United Insurance Holdings Corp.	14,201	234,601
Universal Insurance Holdings, Inc.	25,935	818,249
		37,124,778
Real Estate Investment Trusts - 9.2%
Acadia Realty Trust (SBI)	55,716	1,832,499
AG Mortgage Investment Trust, Inc.	22,450	341,465
Agree Realty Corp.	14,517	470,060
Alexanders, Inc.	1,679	663,020
Altisource Residential Corp. Class B	45,959	661,350
American Assets Trust, Inc.	29,846	1,258,307
American Capital Mortgage Investment Corp.	40,646	589,773
American Residential Properties, Inc.	26,400	437,448
Anworth Mortgage Asset Corp.	84,096	401,138
Apollo Commercial Real Estate Finance, Inc.	46,327	769,491
Apollo Residential Mortgage, Inc.	26,237	337,670
Ares Commercial Real Estate Corp.	23,738	292,927
Armada Hoffler Properties, Inc.	20,219	217,152
Armour Residential REIT, Inc.	35,270	723,740
Ashford Hospitality Prime, Inc.	22,233	326,825
Ashford Hospitality Trust, Inc.	67,726	465,955
Bluerock Residental Growth (REIT), Inc.	15,112	177,113
Campus Crest Communities, Inc.	52,672	349,215
Capstead Mortgage Corp.	76,935	742,423
CareTrust (REIT), Inc.	39,541	447,604
CatchMark Timber Trust, Inc.	31,497	344,892
Cedar Shopping Centers, Inc.	71,032	496,514
Chambers Street Properties	191,736	1,357,491
Chatham Lodging Trust	30,771	704,348
Chesapeake Lodging Trust	48,656	1,339,986
Colony Financial, Inc.	90,438	1,839,509
CorEnergy Infrastructure Trust, Inc. (b)	46,848	239,393
Coresite Realty Corp.	19,483	1,070,591
Cousins Properties, Inc.	175,462	1,761,638
CubeSmart	133,995	3,727,741
CyrusOne, Inc.	53,596	1,890,867
CYS Investments, Inc.	127,521	984,462
DCT Industrial Trust, Inc.	71,446	2,652,076
DiamondRock Hospitality Co.	162,954	1,903,303
DuPont Fabros Technology, Inc.	51,162	1,641,789
Dynex Capital, Inc. (b)	43,132	285,965
Easterly Government Properties, Inc.	10,478	183,155
EastGroup Properties, Inc.	26,274	1,475,548
Education Realty Trust, Inc.	39,175	1,406,774
EPR Properties	45,731	2,597,978
Equity One, Inc.	58,628	1,558,332
FelCor Lodging Trust, Inc.	115,749	931,779
First Industrial Realty Trust, Inc.	89,485	1,940,035
First Potomac Realty Trust	48,831	575,717
Franklin Street Properties Corp.	73,203	762,775
Getty Realty Corp.	21,896	369,604
Gladstone Commercial Corp.	17,469	279,679
Government Properties Income Trust (b)	56,679	922,734
Gramercy Property Trust, Inc.	45,952	1,042,191
Great Ajax Corp.	3,090	39,954
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,346	564,541
Hatteras Financial Corp.	78,392	1,121,790
Healthcare Realty Trust, Inc.	80,867	2,131,654
Hersha Hospitality Trust	39,510	948,635
Highwoods Properties, Inc. (SBI)	74,991	3,258,359
Hudson Pacific Properties, Inc.	60,328	1,723,571
Independence Realty Trust, Inc.	25,253	197,984
InfraReit, Inc.	17,446	416,610
Inland Real Estate Corp.	73,216	647,962
Invesco Mortgage Capital, Inc.	99,522	1,199,240
Investors Real Estate Trust	100,181	813,470
iStar Financial, Inc. (a)	70,004	905,852
Kite Realty Group Trust	67,396	1,779,928
Ladder Capital Corp. Class A	32,535	463,949
LaSalle Hotel Properties (SBI)	91,443	2,689,339
Lexington Corporate Properties Trust	165,867	1,466,264
LTC Properties, Inc.	28,498	1,221,139
Mack-Cali Realty Corp.	71,851	1,563,478
Medical Properties Trust, Inc.	189,576	2,142,209
Monmouth Real Estate Investment Corp. Class A	49,379	514,035
Monogram Residential Trust, Inc.	133,541	1,316,714
National Health Investors, Inc.	30,398	1,785,579
National Storage Affiliates Trust	19,245	289,445
New Residential Investment Corp.	186,640	2,263,943
New Senior Investment Group, Inc.	69,277	694,156
New York (REIT), Inc.	131,210	1,495,794
New York Mortgage Trust, Inc. (b)	88,040	500,067
NexPoint Residential Trust, Inc.	14,849	195,710
One Liberty Properties, Inc.	10,268	241,914
Orchid Island Capital, Inc. (b)	17,786	157,940
Parkway Properties, Inc.	68,276	1,142,257
Pebblebrook Hotel Trust	58,218	1,989,891
Pennsylvania Real Estate Investment Trust (SBI)	56,122	1,261,623
PennyMac Mortgage Investment Trust	60,654	886,761
Physicians Realty Trust	70,674	1,129,371
Potlatch Corp.	33,049	1,032,451
Preferred Apartment Communities, Inc. Class A	19,287	211,193
PS Business Parks, Inc.	15,573	1,336,008
QTS Realty Trust, Inc. Class A	22,642	973,832
RAIT Financial Trust	75,899	368,110
Ramco-Gershenson Properties Trust (SBI)	64,362	1,081,282
Redwood Trust, Inc.	67,548	897,037
Resource Capital Corp.	27,312	350,686
Retail Opportunity Investments Corp.	80,797	1,464,850
Rexford Industrial Realty, Inc.	45,085	683,038
RLJ Lodging Trust	107,046	2,685,784
Rouse Properties, Inc.	29,766	523,584
Ryman Hospitality Properties, Inc.	35,186	1,850,784
Sabra Health Care REIT, Inc. (b)	53,029	1,202,698
Saul Centers, Inc.	8,131	455,905
Select Income REIT	50,302	1,016,100
Silver Bay Realty Trust Corp.	28,834	467,111
Sovran Self Storage, Inc.	28,536	2,849,890
Stag Industrial, Inc.	52,470	1,076,684
Starwood Waypoint Residential	31,032	763,387
Store Capital Corp.	29,020	657,883
Strategic Hotel & Resorts, Inc. (a)	221,737	3,126,492
Summit Hotel Properties, Inc.	70,815	926,260
Sun Communities, Inc.	37,491	2,512,647
Sunstone Hotel Investors, Inc.	169,213	2,446,820
Terreno Realty Corp.	35,075	784,979
The GEO Group, Inc.	60,423	1,949,850
UMH Properties, Inc.	17,410	172,185
United Development Funding IV (b)	25,118	432,030
Universal Health Realty Income Trust (SBI)	9,943	494,068
Urban Edge Properties	71,840	1,705,482
Urstadt Biddle Properties, Inc. Class A	23,251	467,345
Washington REIT (SBI) (b)	54,868	1,481,985
Western Asset Mortgage Capital Corp. (b)	33,805	386,053
Whitestone REIT Class B	21,876	270,387
Xenia Hotels & Resorts, Inc.	90,925	1,576,640
		129,634,689
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	39,642	1,496,089
Altisource Asset Management Corp. (a)	656	16,138
Altisource Portfolio Solutions SA (a)(b)	10,685	286,465
AV Homes, Inc. (a)	9,851	130,427
Consolidated-Tomoka Land Co.	3,387	173,584
Forestar Group, Inc. (a)(b)	27,228	385,276
FRP Holdings, Inc. (a)	5,929	195,657
Kennedy-Wilson Holdings, Inc.	75,303	1,846,430
Marcus & Millichap, Inc. (a)	11,062	481,971
RE/MAX Holdings, Inc.	9,255	348,636
Tejon Ranch Co. (a)(b)	10,902	245,622
The St. Joe Co. (a)(b)	44,702	885,994
		6,492,289
Thrifts & Mortgage Finance - 2.1%
Anchor BanCorp Wisconsin, Inc.	5,953	244,192
Astoria Financial Corp.	72,708	1,160,420
Bank Mutual Corp.	40,666	294,422
BankFinancial Corp.	15,094	186,109
BBX Capital Corp. (a)	1,886	34,608
Bear State Financial, Inc. (b)	10,221	111,920
Beneficial Bancorp, Inc. (a)	66,482	922,105
BofI Holding, Inc. (a)(b)	12,404	992,444
Brookline Bancorp, Inc., Delaware	56,719	643,761
BSB Bancorp, Inc. (a)	6,561	144,276
Capitol Federal Financial, Inc.	109,889	1,426,359
Charter Financial Corp.	15,600	204,360
Clifton Bancorp, Inc.	22,154	323,005
Dime Community Bancshares, Inc.	24,746	429,343
Essent Group Ltd. (a)	45,054	1,085,801
EverBank Financial Corp.	78,183	1,349,439
Farmer Mac Class C (non-vtg.)	8,632	253,436
First Defiance Financial Corp.	7,748	296,748
Flagstar Bancorp, Inc. (a)	16,619	369,607
Fox Chase Bancorp, Inc.	9,258	162,108
Hingham Institution for Savings	1,073	136,711
HomeStreet, Inc. (a)(b)	18,270	382,391
Impac Mortgage Holdings, Inc. (a)(b)	6,918	154,617
Kearny Financial Corp.	75,341	900,325
Lendingtree, Inc. (a)	4,638	562,868
Meridian Bancorp, Inc.	44,963	631,281
Meta Financial Group, Inc.	6,270	270,112
MGIC Investment Corp. (a)(b)	274,096	2,576,502
Nationstar Mortgage Holdings, Inc. (a)(b)	31,569	418,921
NMI Holdings, Inc. (a)	41,326	310,772
Northfield Bancorp, Inc.	38,112	583,876
Northwest Bancshares, Inc.	81,156	1,092,360
OceanFirst Financial Corp.	11,147	205,774
Ocwen Financial Corp. (a)(b)	86,018	601,266
Oritani Financial Corp.	35,935	572,085
PennyMac Financial Services, Inc. (a)	10,560	174,662
PHH Corp. (a)	39,787	584,869
Provident Financial Services, Inc.	53,205	1,081,126
Radian Group, Inc.	154,575	2,236,700
Stonegate Mortgage Corp. (a)(b)	10,773	61,729
Territorial Bancorp, Inc.	6,891	192,121
Trustco Bank Corp., New York	77,804	484,719
United Community Financial Corp.	38,451	210,711
United Financial Bancorp, Inc. New	40,279	522,821
Walker & Dunlop, Inc. (a)	21,456	622,439
Walter Investment Management Corp. (a)(b)	30,296	362,340
Washington Federal, Inc.	76,422	1,905,965
Waterstone Financial, Inc.	22,860	304,495
WSFS Financial Corp.	24,497	778,270
		29,557,291

TOTAL FINANCIALS		360,765,893

HEALTH CARE - 15.0%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)	7,447	29,416
ACADIA Pharmaceuticals, Inc. (a)(b)	64,815	2,256,858
Acceleron Pharma, Inc. (a)(b)	17,854	557,223
Achillion Pharmaceuticals, Inc. (a)(b)	94,467	738,732
Acorda Therapeutics, Inc. (a)(b)	34,559	1,245,506
Adamas Pharmaceuticals, Inc. (a)	7,944	117,253
Aduro Biotech, Inc. (b)	6,440	173,944
Advaxis, Inc. (a)(b)	24,350	270,042
Aegerion Pharmaceuticals, Inc. (a)(b)	19,798	290,635
Affimed NV (a)	11,635	73,766
Agenus, Inc. (a)	62,107	283,208
Aimmune Therapeutics, Inc. (a)	8,984	135,209
Akebia Therapeutics, Inc. (a)	18,673	166,563
Alder Biopharmaceuticals, Inc. (a)	18,723	598,762
AMAG Pharmaceuticals, Inc. (a)(b)	28,045	1,121,800
Amicus Therapeutics, Inc. (a)(b)	94,367	707,753
Anacor Pharmaceuticals, Inc. (a)	33,177	3,729,427
Anthera Pharmaceuticals, Inc. (a)	32,744	188,933
Applied Genetic Technologies Corp. (a)	7,035	84,420
Ardelyx, Inc. (a)(b)	13,475	220,721
Arena Pharmaceuticals, Inc. (a)	199,465	376,989
ARIAD Pharmaceuticals, Inc. (a)	136,300	932,292
Array BioPharma, Inc. (a)(b)	116,271	595,308
Arrowhead Research Corp. (a)(b)	46,976	241,926
Asterias Biotherapeutics, Inc. (a)(b)	7,549	34,574
Atara Biotherapeutics, Inc. (b)	13,773	354,930
aTyr Pharma, Inc. (a)(b)	4,387	54,662
Avalanche Biotechnologies, Inc. (a)	14,836	125,067
Axovant Sciences Ltd. (a)	11,450	139,576
Bellicum Pharmaceuticals, Inc.	6,113	76,474
BioCryst Pharmaceuticals, Inc. (a)(b)	58,341	524,486
Biospecifics Technologies Corp. (a)	4,063	237,320
BioTime, Inc. (a)(b)	46,983	177,126
Blueprint Medicines Corp.	7,152	143,684
Calithera Biosciences, Inc. (b)	8,033	68,602
Cara Therapeutics, Inc. (a)	15,518	219,890
Catabasis Pharmaceuticals, Inc.	4,212	29,400
Catalyst Pharmaceutical Partners, Inc. (a)(b)	62,238	196,672
Celldex Therapeutics, Inc. (a)(b)	80,143	966,525
Cellular Biomedicine Group, Inc. (a)(b)	8,147	171,087
Cepheid, Inc. (a)(b)	58,221	1,944,581
ChemoCentryx, Inc. (a)	22,168	154,954
Chiasma, Inc. (a)	6,137	139,555
Chimerix, Inc. (a)	37,220	1,458,280
Cidara Therapeutics, Inc. (b)	3,393	46,213
Clovis Oncology, Inc. (a)(b)	22,547	2,252,671
Coherus BioSciences, Inc.	19,031	530,013
Concert Pharmaceuticals, Inc. (a)	12,669	287,713
CorMedix, Inc. (a)(b)	27,238	69,185
CTI BioPharma Corp. (a)(b)	145,231	193,157
Curis, Inc. (a)	92,114	187,913
Cytokinetics, Inc. (a)(b)	27,170	233,934
CytRx Corp. (a)(b)	51,540	143,281
Dicerna Pharmaceuticals, Inc. (a)	12,008	120,320
Dyax Corp. (a)	117,962	3,247,494
Dynavax Technologies Corp. (a)	29,356	666,675
Eagle Pharmaceuticals, Inc. (a)(b)	6,894	439,217
Emergent BioSolutions, Inc. (a)(b)	24,362	783,238
Enanta Pharmaceuticals, Inc. (a)(b)	13,038	366,237
Epizyme, Inc. (a)(b)	23,425	306,633
Esperion Therapeutics, Inc. (a)(b)	10,552	253,248
Exact Sciences Corp. (a)(b)	76,702	638,928
Exelixis, Inc. (a)(b)	182,745	1,100,125
Fibrocell Science, Inc. (a)(b)	20,189	77,122
FibroGen, Inc. (b)	38,850	905,594
Five Prime Therapeutics, Inc. (a)	17,387	558,992
Flexion Therapeutics, Inc. (a)	11,493	189,405
Foundation Medicine, Inc. (a)	9,752	218,640
Galena Biopharma, Inc. (a)(b)	133,137	223,670
Genocea Biosciences, Inc. (a)	16,996	81,411
Genomic Health, Inc. (a)(b)	14,858	310,829
Geron Corp. (a)(b)	128,531	446,003
Global Blood Therapeutics, Inc. (a)	5,543	258,470
Halozyme Therapeutics, Inc. (a)(b)	86,592	1,355,165
Heron Therapeutics, Inc. (a)(b)	23,389	641,326
Idera Pharmaceuticals, Inc. (a)	69,462	191,715
Ignyta, Inc. (a)	16,601	169,994
Immune Design Corp. (a)	8,616	112,008
ImmunoGen, Inc. (a)(b)	69,163	809,207
Immunomedics, Inc. (a)(b)	79,397	237,397
Infinity Pharmaceuticals, Inc. (a)(b)	39,973	413,721
Inovio Pharmaceuticals, Inc. (a)(b)	59,451	376,325
Insmed, Inc. (a)	49,520	982,477
Insys Therapeutics, Inc. (a)(b)	18,930	487,637
Invitae Corp. (b)	5,457	41,582
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	102,725	1,166,956
Karyopharm Therapeutics, Inc. (a)	18,113	241,809
Keryx Biopharmaceuticals, Inc. (a)(b)	84,265	377,507
Kite Pharma, Inc. (a)(b)	23,393	1,591,894
La Jolla Pharmaceutical Co. (a)	10,961	273,915
Lexicon Pharmaceuticals, Inc. (a)(b)	33,556	319,118
Ligand Pharmaceuticals, Inc. Class B (a)(b)	14,311	1,292,999
Lion Biotechnologies, Inc. (a)(b)	36,989	239,319
Loxo Oncology, Inc. (a)	6,136	143,460
Macrogenics, Inc. (a)	25,511	792,627
MannKind Corp. (a)(b)	197,609	654,086
Medgenics, Inc. (a)(b)	18,569	121,627
Merrimack Pharmaceuticals, Inc. (a)(b)	89,635	837,191
MiMedx Group, Inc. (a)(b)	88,336	643,086
Mirati Therapeutics, Inc. (a)	9,146	323,585
Momenta Pharmaceuticals, Inc. (a)(b)	50,008	820,631
Myriad Genetics, Inc. (a)(b)	56,292	2,272,508
NantKwest, Inc. (a)(b)	5,644	67,164
Natera, Inc. (a)(b)	8,984	74,118
Navidea Biopharmaceuticals, Inc. (a)(b)	117,164	236,671
Neurocrine Biosciences, Inc. (a)	69,153	3,394,721
NewLink Genetics Corp. (a)(b)	16,689	638,688
Nivalis Therapeutics, Inc.	4,435	35,569
Northwest Biotherapeutics, Inc. (a)(b)	36,075	176,046
Novavax, Inc. (a)(b)	217,358	1,467,167
Ocata Therapeutics, Inc. (a)(b)	32,974	145,086
OncoMed Pharmaceuticals, Inc. (a)	14,022	280,580
Oncothyreon, Inc. (a)	77,324	228,879
Ophthotech Corp. (a)(b)	19,030	950,168
Orexigen Therapeutics, Inc. (a)(b)	80,591	244,997
Organovo Holdings, Inc. (a)(b)	70,524	212,277
Osiris Therapeutics, Inc. (b)	15,709	267,524
Otonomy, Inc. (a)(b)	12,096	261,757
OvaScience, Inc. (a)(b)	18,337	237,831
PDL BioPharma, Inc. (b)	131,885	604,033
Peregrine Pharmaceuticals, Inc. (a)(b)	158,417	177,427
Pfenex, Inc. (a)	13,311	240,663
Portola Pharmaceuticals, Inc. (a)(b)	37,554	1,787,946
Progenics Pharmaceuticals, Inc. (a)	56,972	418,174
Proteon Therapeutics, Inc. (b)	5,593	76,624
Prothena Corp. PLC (a)(b)	25,424	1,309,590
PTC Therapeutics, Inc. (a)(b)	27,177	675,892
Radius Health, Inc. (a)(b)	26,766	1,719,180
Raptor Pharmaceutical Corp. (a)(b)	64,925	353,841
Regulus Therapeutics, Inc. (a)(b)	21,566	143,414
Repligen Corp. (a)(b)	26,455	879,364
Retrophin, Inc. (a)	28,132	538,165
Rigel Pharmaceuticals, Inc. (a)	73,049	185,544
Sage Therapeutics, Inc. (a)	11,131	559,110
Sangamo Biosciences, Inc. (a)	56,278	396,760
Sarepta Therapeutics, Inc. (a)(b)	36,358	874,773
Seres Therapeutics, Inc. (b)	6,907	204,723
Sorrento Therapeutics, Inc. (a)(b)	23,513	203,152
Spark Therapeutics, Inc. (b)	6,554	353,261
Spectrum Pharmaceuticals, Inc. (a)(b)	52,535	273,707
Stemline Therapeutics, Inc. (a)	12,798	113,774
Synergy Pharmaceuticals, Inc. (a)(b)	80,462	515,761
Synta Pharmaceuticals Corp. (a)	71,558	47,944
T2 Biosystems, Inc. (a)(b)	6,560	72,947
TESARO, Inc. (a)	18,723	851,335
TG Therapeutics, Inc. (a)(b)	28,744	355,563
Threshold Pharmaceuticals, Inc. (a)(b)	50,244	191,430
Tobira Therapeutics, Inc. (a)(b)	1,640	16,531
Tokai Pharmaceuticals, Inc. (a)(b)	6,855	75,748
Trevena, Inc. (a)	25,443	244,762
Trovagene, Inc. (a)(b)	22,940	98,871
Ultragenyx Pharmaceutical, Inc. (a)	31,120	3,091,772
Vanda Pharmaceuticals, Inc. (a)(b)	33,905	364,140
Verastem, Inc. (a)	25,334	46,615
Versartis, Inc. (a)(b)	18,186	187,861
Vitae Pharmaceuticals, Inc. (a)	10,828	128,637
Vital Therapies, Inc. (a)(b)	12,645	98,252
vTv Therapeutics, Inc. Class A (a)	5,633	41,346
Xbiotech, Inc. (b)	2,917	41,363
Xencor, Inc. (a)	23,638	256,000
XOMA Corp. (a)(b)	67,265	82,063
Zafgen, Inc. (a)	13,259	127,684
ZIOPHARM Oncology, Inc. (a)(b)	93,047	1,059,805
		84,426,124
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	18,257	916,684
Abiomed, Inc. (a)(b)	33,755	2,486,393
Accuray, Inc. (a)(b)	64,146	429,778
Analogic Corp.	10,101	885,050
Angiodynamics, Inc. (a)	19,760	248,581
Anika Therapeutics, Inc. (a)(b)	11,524	443,904
Antares Pharma, Inc. (a)(b)	124,637	171,999
Atricure, Inc. (a)(b)	22,624	419,110
Atrion Corp.	1,171	432,099
Cantel Medical Corp.	27,847	1,650,770
Cardiovascular Systems, Inc. (a)(b)	25,521	349,638
Cerus Corp. (a)(b)	79,233	377,941
ConforMis, Inc. (a)(b)	8,313	162,685
CONMED Corp.	22,078	895,484
Corindus Vascular Robotics, Inc.	16,133	51,626
Cryolife, Inc.	21,728	229,013
Cutera, Inc. (a)	11,424	155,024
Cynosure, Inc. Class A (a)(b)	17,819	670,707
EndoChoice Holdings, Inc.	5,812	59,980
Endologix, Inc. (a)(b)	53,611	457,838
Entellus Medical, Inc.	3,937	66,890
Exactech, Inc. (a)	8,313	141,570
Genmark Diagnostics, Inc. (a)(b)	34,366	218,568
Glaukos Corp.	5,665	113,527
Globus Medical, Inc. (a)(b)	55,704	1,244,984
Greatbatch, Inc. (a)	20,743	1,108,713
Haemonetics Corp. (a)	41,930	1,416,395
Halyard Health, Inc. (a)	37,783	1,121,399
HeartWare International, Inc. (a)(b)	14,015	605,308
ICU Medical, Inc. (a)	11,446	1,258,717
Inogen, Inc. (a)	12,594	538,268
Insulet Corp. (a)	46,151	1,379,915
Integra LifeSciences Holdings Corp. (a)	23,040	1,372,493
Invacare Corp.	26,302	454,499
InVivo Therapeutics Holdings Corp. (a)(b)	21,522	156,250
Invuity, Inc.	3,926	52,726
IRadimed Corp. (a)	2,029	53,769
K2M Group Holdings, Inc. (a)	13,870	253,128
Lantheus Holdings, Inc.	10,561	31,683
LDR Holding Corp. (a)(b)	20,390	515,867
LeMaitre Vascular, Inc.	9,245	123,143
LivaNova PLC (a)(b)	35,909	2,380,049
Masimo Corp. (a)	35,440	1,406,259
Meridian Bioscience, Inc.	34,007	646,473
Merit Medical Systems, Inc. (a)	35,244	653,424
Natus Medical, Inc. (a)	26,742	1,217,563
Neogen Corp. (a)	29,997	1,621,338
Nevro Corp.	13,348	544,198
NuVasive, Inc. (a)	39,142	1,845,937
NxStage Medical, Inc. (a)	51,397	858,844
OraSure Technologies, Inc. (a)	46,069	239,559
Orthofix International NV (a)	15,112	514,564
Oxford Immunotec Global PLC (a)(b)	15,642	196,151
Quidel Corp. (a)(b)	23,553	452,689
Rockwell Medical Technologies, Inc. (a)(b)	40,784	472,279
RTI Biologics, Inc. (a)	48,000	201,840
Seaspine Holdings Corp. (a)	7,071	106,631
Second Sight Medical Products, Inc. (b)	8,597	50,550
Sientra, Inc. (b)	6,698	25,184
Staar Surgical Co. (a)(b)	31,966	260,523
Steris Corp.	68,849	5,160,204
SurModics, Inc. (a)	10,088	215,177
Tandem Diabetes Care, Inc. (a)(b)	13,790	125,075
The Spectranetics Corp. (a)(b)	34,123	416,983
TransEnterix, Inc. (a)(b)	34,847	86,769
Unilife Corp. (a)(b)	95,954	72,311
Utah Medical Products, Inc.	2,913	171,780
Vascular Solutions, Inc. (a)	13,938	447,689
Veracyte, Inc. (a)(b)	9,762	63,551
West Pharmaceutical Services, Inc.	58,103	3,486,761
Wright Medical Group NV (a)(b)	71,838	1,388,629
Zeltiq Aesthetics, Inc. (a)	26,183	883,414
		49,934,514
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (b)	6,018	139,618
Aceto Corp.	23,326	703,512
Addus HomeCare Corp. (a)	5,306	132,544
Adeptus Health, Inc. Class A (a)(b)	4,899	317,896
Air Methods Corp. (a)(b)	31,856	1,303,866
Alliance Healthcare Services, Inc. (a)	3,601	30,464
Almost Family, Inc. (a)	5,773	238,887
Amedisys, Inc. (a)(b)	22,955	908,559
AMN Healthcare Services, Inc. (a)	38,525	1,092,954
AmSurg Corp. (a)(b)	39,201	2,747,598
BioScrip, Inc. (a)(b)	51,534	101,522
BioTelemetry, Inc. (a)	21,914	285,320
Capital Senior Living Corp. (a)	24,391	551,724
Chemed Corp.	13,806	2,171,546
Civitas Solutions, Inc. (a)	9,167	235,867
Corvel Corp. (a)	6,716	222,971
Cross Country Healthcare, Inc. (a)	26,321	355,334
Diplomat Pharmacy, Inc. (b)	29,457	828,036
ExamWorks Group, Inc. (a)(b)	33,625	949,570
Five Star Quality Care, Inc. (a)	34,491	112,786
Genesis HealthCare, Inc. Class A (a)	28,929	143,488
Hanger, Inc. (a)(b)	29,645	427,481
HealthEquity, Inc. (a)	29,047	950,127
HealthSouth Corp.	74,190	2,584,038
Healthways, Inc. (a)	25,304	297,828
IPC The Hospitalist Co., Inc. (a)	13,997	1,098,765
Kindred Healthcare, Inc.	67,995	911,133
Landauer, Inc.	7,774	306,995
LHC Group, Inc. (a)	10,304	464,350
Magellan Health Services, Inc. (a)	21,923	1,170,688
Molina Healthcare, Inc. (a)(b)	31,821	1,972,902
National Healthcare Corp.	8,013	523,089
National Research Corp. Class A	8,527	130,719
Nobilis Health Corp. (a)(b)	24,944	70,391
Owens & Minor, Inc. (b)	50,956	1,826,773
PharMerica Corp. (a)	24,654	704,365
Providence Service Corp. (a)	10,876	561,745
RadNet, Inc. (a)	26,814	177,241
Select Medical Holdings Corp.	85,857	970,184
Surgical Care Affiliates, Inc. (a)	17,376	514,503
Team Health Holdings, Inc. (a)	58,280	3,477,568
Teladoc, Inc. (b)	7,665	150,771
The Ensign Group, Inc.	20,514	864,870
Triple-S Management Corp. (a)	19,252	396,399
Trupanion, Inc. (a)(b)	13,912	91,402
U.S. Physical Therapy, Inc.	9,973	489,275
Universal American Spin Corp. (a)	39,976	298,221
Wellcare Health Plans, Inc. (a)	35,666	3,160,008
		38,165,893
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	25,868	130,892
Computer Programs & Systems, Inc. (b)	9,019	342,812
Connecture, Inc.	4,940	29,146
Evolent Health, Inc.	10,721	137,765
HealthStream, Inc. (a)	20,755	494,177
HMS Holdings Corp. (a)(b)	71,031	747,956
Imprivata, Inc. (a)	7,195	77,634
MedAssets, Inc. (a)	48,958	1,159,325
Medidata Solutions, Inc. (a)(b)	44,826	1,927,518
Omnicell, Inc. (a)	29,516	802,835
Press Ganey Holdings, Inc.	8,427	264,102
Quality Systems, Inc.	40,471	568,618
Vocera Communications, Inc. (a)	21,432	252,255
		6,935,035
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	17,435	292,385
Affymetrix, Inc. (a)(b)	63,620	585,304
Albany Molecular Research, Inc. (a)(b)	20,778	374,835
Cambrex Corp. (a)	25,355	1,165,569
Fluidigm Corp. (a)(b)	22,163	239,582
Furiex Pharmaceuticals, Inc. rights (a)	4,241	41,435
Harvard Bioscience, Inc. (a)	27,297	80,253
INC Research Holdings, Inc. Class A	10,244	427,277
Luminex Corp. (a)(b)	34,604	629,793
Nanostring Technologies, Inc. (a)(b)	11,021	159,915
NeoGenomics, Inc. (a)	43,177	304,398
Pacific Biosciences of California, Inc. (a)(b)	47,647	338,294
PAREXEL International Corp. (a)	44,622	2,816,541
PRA Health Sciences, Inc. (b)	16,207	567,893
Sequenom, Inc. (a)(b)	96,970	169,698
		8,193,172
Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (a)(b)	16,436	374,905
Agile Therapeutics, Inc. (a)	7,518	59,693
Alimera Sciences, Inc. (a)(b)	21,864	65,811
Amphastar Pharmaceuticals, Inc. (a)	25,301	299,564
ANI Pharmaceuticals, Inc. (a)(b)	6,401	267,818
Aratana Therapeutics, Inc. (a)	23,255	162,552
Assembly Biosciences, Inc. (a)	10,990	105,504
AstraZeneca PLC rights (a)	1,000	0
Biodelivery Sciences International, Inc. (a)(b)	38,149	205,242
Carbylan Therapeutics, Inc.	8,707	31,345
Catalent, Inc. (a)	67,807	1,802,310
Cempra, Inc. (a)(b)	25,588	568,054
Collegium Pharmaceutical, Inc.	5,475	100,576
Corcept Therapeutics, Inc. (a)(b)	51,396	189,651
Corium International, Inc. (a)	8,517	59,108
DepoMed, Inc. (a)	48,631	851,043
Dermira, Inc.	12,734	343,691
Durect Corp. (a)	94,608	193,000
Endocyte, Inc. (a)(b)	29,806	153,203
Flex Pharma, Inc. (b)	3,995	45,263
Foamix Pharmaceuticals Ltd. (a)	17,456	124,461
Heska Corp. (a)	4,416	135,836
Impax Laboratories, Inc. (a)(b)	58,242	2,016,920
Intersect ENT, Inc. (a)	13,433	257,376
Intra-Cellular Therapies, Inc. (a)	21,604	1,033,751
Lannett Co., Inc. (a)(b)	21,555	965,017
Nektar Therapeutics (a)(b)	107,014	1,270,256
Neos Therapeutics, Inc.	4,662	66,014
Ocular Therapeutix, Inc. (a)(b)	11,549	99,668
Omeros Corp. (a)(b)	30,474	381,839
Pacira Pharmaceuticals, Inc. (a)(b)	29,542	1,475,623
Paratek Pharmaceuticals, Inc. (a)	10,238	177,732
Pernix Therapeutics Holdings, Inc. (a)(b)	33,665	94,599
Phibro Animal Health Corp. Class A	14,122	471,110
Pozen, Inc. (a)	22,076	129,145
Prestige Brands Holdings, Inc. (a)	42,579	2,086,797
Relypsa, Inc. (a)(b)	26,386	421,912
Revance Therapeutics, Inc. (a)(b)	12,533	490,918
Sagent Pharmaceuticals, Inc. (a)(b)	18,850	316,869
SciClone Pharmaceuticals, Inc. (a)(b)	40,273	306,880
Sucampo Pharmaceuticals, Inc. Class A (a)	19,993	387,064
Supernus Pharmaceuticals, Inc. (a)(b)	27,505	453,833
Teligent, Inc. (a)(b)	33,599	244,265
Tetraphase Pharmaceuticals, Inc. (a)	29,707	268,254
The Medicines Company (a)(b)	53,654	1,837,113
TherapeuticsMD, Inc. (a)	102,599	602,256
Theravance Biopharma, Inc. (a)(b)	21,249	317,673
Theravance, Inc. (b)	68,382	600,394
VIVUS, Inc. (a)(b)	84,417	106,365
XenoPort, Inc. (a)	46,264	282,673
Zogenix, Inc. (a)	19,267	227,158
ZS Pharma, Inc. (a)	14,741	958,312
Zynerba Pharmaceuticals, Inc. (b)	2,953	37,178
		24,523,594

TOTAL HEALTH CARE		212,178,332

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.4%
AAR Corp.	28,913	656,036
Aerojet Rocketdyne Holdings, Inc. (a)(b)	50,268	851,540
AeroVironment, Inc. (a)(b)	15,842	365,475
American Science & Engineering, Inc.	5,955	223,193
Astronics Corp. (a)	17,938	678,236
Cubic Corp.	17,641	791,199
Curtiss-Wright Corp.	38,305	2,664,496
DigitalGlobe, Inc. (a)(b)	58,853	878,675
Ducommun, Inc. (a)	8,611	186,342
Engility Holdings, Inc.	14,568	468,944
Esterline Technologies Corp. (a)	24,195	1,864,225
HEICO Corp.	15,311	772,287
HEICO Corp. Class A	32,543	1,421,478
KEYW Holding Corp. (a)(b)	27,204	193,965
KLX, Inc. (a)	42,700	1,669,997
Kratos Defense & Security Solutions, Inc. (a)(b)	36,001	179,645
Moog, Inc. Class A (a)	31,293	1,932,656
National Presto Industries, Inc. (b)	3,985	350,879
Sparton Corp. (a)	8,348	196,428
Taser International, Inc. (a)(b)	43,318	1,014,074
Teledyne Technologies, Inc. (a)	28,499	2,542,966
Vectrus, Inc. (a)	8,121	201,969
		20,104,705
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	42,748	418,503
Atlas Air Worldwide Holdings, Inc. (a)	20,352	839,316
Echo Global Logistics, Inc. (a)	23,760	565,250
Forward Air Corp.	25,002	1,134,091
Hub Group, Inc. Class A (a)(b)	29,344	1,173,173
Park-Ohio Holdings Corp.	6,817	235,187
Radiant Logistics, Inc. (a)	24,316	96,535
UTi Worldwide, Inc. (a)	75,433	537,837
XPO Logistics, Inc. (a)(b)	57,985	1,609,664
		6,609,556
Airlines - 0.4%
Allegiant Travel Co.	10,853	2,142,925
Hawaiian Holdings, Inc. (a)	38,523	1,336,748
Republic Airways Holdings, Inc. (a)	40,299	232,122
SkyWest, Inc.	41,946	798,652
Virgin America, Inc. (b)	20,284	722,313
		5,232,760
Building Products - 0.9%
AAON, Inc.	33,680	689,430
Advanced Drain Systems, Inc. Del (b)	27,333	858,803
American Woodmark Corp. (a)	10,301	748,883
Apogee Enterprises, Inc.	23,701	1,173,911
Builders FirstSource, Inc. (a)	41,499	490,518
Continental Building Products, Inc. (a)	25,138	441,675
Gibraltar Industries, Inc. (a)	24,733	626,240
Griffon Corp.	27,023	464,255
Insteel Industries, Inc.	14,496	310,069
Masonite International Corp. (a)	24,525	1,468,312
NCI Building Systems, Inc. (a)	22,282	233,070
Nortek, Inc. (a)	7,785	477,610
Patrick Industries, Inc. (a)	10,123	410,791
PGT, Inc. (a)	38,516	464,503
Ply Gem Holdings, Inc. (a)	17,902	211,602
Quanex Building Products Corp.	26,981	509,131
Simpson Manufacturing Co. Ltd.	33,808	1,284,028
Trex Co., Inc. (a)(b)	26,029	1,016,953
Universal Forest Products, Inc.	16,275	1,182,053
		13,061,837
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	45,256	1,285,270
ACCO Brands Corp. (a)	88,917	717,560
ARC Document Solutions, Inc. (a)	33,758	209,975
Brady Corp. Class A	38,455	874,851
Casella Waste Systems, Inc. Class A (a)	31,379	190,471
CECO Environmental Corp.	24,150	215,418
Civeo Corp.	81,683	151,930
Deluxe Corp.	40,355	2,403,140
Ennis, Inc.	21,061	421,852
Essendant, Inc.	31,200	1,078,584
G&K Services, Inc. Class A	16,239	1,068,851
Healthcare Services Group, Inc. (b)	57,612	2,146,623
Heritage-Crystal Clean, Inc. (a)	10,334	123,181
Herman Miller, Inc.	48,223	1,530,116
HNI Corp.	36,209	1,554,814
InnerWorkings, Inc. (a)(b)	29,324	219,344
Interface, Inc.	53,636	1,048,584
Kimball International, Inc. Class B	28,457	310,750
Knoll, Inc.	39,812	925,231
Matthews International Corp. Class A	26,391	1,523,552
McGrath RentCorp.	21,073	633,244
Mobile Mini, Inc.	37,217	1,274,310
Msa Safety, Inc.	23,827	1,035,998
Multi-Color Corp.	10,259	798,561
NL Industries, Inc. (a)	5,068	17,687
Quad/Graphics, Inc.	24,044	310,168
SP Plus Corp. (a)(b)	13,243	337,697
Steelcase, Inc. Class A	67,741	1,314,853
Team, Inc. (a)	16,892	591,220
Tetra Tech, Inc.	48,797	1,312,639
The Brink's Co.	39,407	1,220,829
TRC Companies, Inc. (a)	13,764	142,182
U.S. Ecology, Inc.	17,423	683,156
UniFirst Corp.	12,071	1,268,300
Viad Corp.	16,221	488,414
West Corp.	42,481	1,011,473
		30,440,828
Construction & Engineering - 0.8%
Aegion Corp. (a)	29,820	575,228
Ameresco, Inc. Class A (a)	15,262	98,898
Argan, Inc.	10,772	398,025
Comfort Systems U.S.A., Inc.	30,261	966,234
Dycom Industries, Inc. (a)(b)	27,591	2,099,399
EMCOR Group, Inc.	50,569	2,441,471
Furmanite Corp. (a)	31,126	216,326
Granite Construction, Inc.	31,488	1,034,066
Great Lakes Dredge & Dock Corp. (a)	46,727	186,908
HC2 Holdings, Inc. (a)(b)	16,403	124,007
MasTec, Inc. (a)	53,598	898,838
MYR Group, Inc. (a)	17,051	383,648
Northwest Pipe Co. (a)	7,113	93,963
NV5 Holdings, Inc. (a)	3,703	86,206
Orion Marine Group, Inc. (a)	22,550	88,171
Primoris Services Corp.	32,154	640,508
Tutor Perini Corp. (a)	30,101	505,095
		10,836,991
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,203	100,366
AZZ, Inc.	20,917	1,157,338
Encore Wire Corp.	16,700	714,259
EnerSys	35,958	2,193,078
Enphase Energy, Inc. (a)(b)	21,334	76,802
Franklin Electric Co., Inc.	38,564	1,271,069
FuelCell Energy, Inc. (a)(b)	196,371	173,690
Generac Holdings, Inc. (a)(b)	56,006	1,767,549
General Cable Corp.	39,549	608,659
LSI Industries, Inc.	18,038	193,728
Plug Power, Inc. (a)(b)	136,453	328,852
Powell Industries, Inc.	7,296	243,103
Power Solutions International, Inc. (a)(b)	3,535	63,771
PowerSecure International, Inc. (a)	18,649	232,367
Preformed Line Products Co.	2,025	86,063
Sunrun, Inc. (a)	14,505	107,482
Thermon Group Holdings, Inc. (a)(b)	25,916	521,171
Vicor Corp. (a)	13,872	134,004
		9,973,351
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	30,342	552,528
Machinery - 2.6%
Accuride Corp. (a)	30,612	86,326
Actuant Corp. Class A	47,833	1,090,592
Alamo Group, Inc.	7,872	369,354
Albany International Corp. Class A	22,961	862,645
Altra Industrial Motion Corp.	21,617	571,986
American Railcar Industries, Inc. (b)	7,730	446,176
Astec Industries, Inc.	15,583	506,448
Barnes Group, Inc.	44,278	1,664,410
Blount International, Inc.	38,471	233,519
Blue Bird Corp. (a)	3,596	38,909
Briggs & Stratton Corp.	36,220	643,629
Chart Industries, Inc. (a)	24,599	422,857
CIRCOR International, Inc.	13,867	636,773
CLARCOR, Inc.	40,558	2,022,222
Columbus McKinnon Corp. (NY Shares)	16,655	311,282
Commercial Vehicle Group, Inc. (a)	24,050	100,048
Douglas Dynamics, Inc.	18,185	398,979
EnPro Industries, Inc.	18,473	907,209
ESCO Technologies, Inc.	21,153	784,565
ExOne Co. (a)(b)	8,909	95,326
Federal Signal Corp.	50,050	753,753
FreightCar America, Inc.	9,515	172,983
Global Brass & Copper Holdings, Inc.	17,383	390,944
Gorman-Rupp Co.	15,111	432,023
Graham Corp.	8,188	138,950
Greenbrier Companies, Inc. (b)	21,116	803,253
Harsco Corp.	64,579	692,933
Hillenbrand, Inc.	50,860	1,509,016
Hurco Companies, Inc.	5,129	137,816
Hyster-Yale Materials Handling Class A	7,736	452,711
John Bean Technologies Corp.	23,619	1,059,548
Kadant, Inc.	9,048	372,054
L.B. Foster Co. Class A	8,805	129,698
Lindsay Corp. (b)	9,427	638,962
Lydall, Inc. (a)	13,683	468,369
Meritor, Inc. (a)	79,544	864,643
Milacron Holdings Corp.	11,820	201,767
Miller Industries, Inc.	8,924	202,396
Mueller Industries, Inc.	46,073	1,452,221
Mueller Water Products, Inc. Class A	130,980	1,152,624
Navistar International Corp. (a)(b)	41,051	504,927
NN, Inc.	21,591	297,956
Omega Flex, Inc.	2,429	100,415
Proto Labs, Inc. (a)(b)	18,876	1,223,920
RBC Bearings, Inc. (a)	18,960	1,296,674
Rexnord Corp. (a)	82,624	1,526,892
Standex International Corp.	10,381	931,383
Sun Hydraulics Corp.	18,431	539,844
Tennant Co.	14,889	862,371
Titan International, Inc.	35,281	250,495
TriMas Corp. (a)	36,295	726,263
Twin Disc, Inc.	6,368	75,015
Wabash National Corp. (a)	54,507	652,449
Watts Water Technologies, Inc. Class A	22,809	1,241,722
Woodward, Inc.	52,810	2,402,855
Xerium Technologies, Inc. (a)	9,024	121,824
		36,974,924
Marine - 0.2%
Eagle Bulk Shipping, Inc. (a)	17,133	104,511
Golden Ocean Group Ltd.	51,202	100,868
Matson, Inc.	35,293	1,617,478
Navios Maritime Holdings, Inc. (b)	62,598	132,082
Safe Bulkers, Inc. (b)	28,325	87,241
Scorpio Bulkers, Inc. (a)(b)	271,299	379,819
Ultrapetrol (Bahamas) Ltd. (a)	15,203	6,843
		2,428,842
Professional Services - 1.4%
Acacia Research Corp.	40,010	266,467
Advisory Board Co. (a)	34,407	1,508,059
Barrett Business Services, Inc.	5,634	275,953
CBIZ, Inc. (a)	40,372	433,999
CDI Corp.	12,853	102,824
CEB, Inc.	27,023	2,020,239
CRA International, Inc. (a)	7,997	187,130
Exponent, Inc.	20,901	1,074,520
Franklin Covey Co. (a)	9,598	164,414
FTI Consulting, Inc. (a)(b)	33,375	1,135,084
GP Strategies Corp. (a)	10,426	261,588
Heidrick & Struggles International, Inc.	14,534	386,023
Hill International, Inc. (a)	28,664	96,884
Huron Consulting Group, Inc. (a)	18,516	894,323
ICF International, Inc. (a)	15,671	480,630
Insperity, Inc.	15,597	724,637
Kelly Services, Inc. Class A (non-vtg.)	23,509	371,442
Kforce, Inc.	20,034	563,156
Korn/Ferry International	40,857	1,485,969
MISTRAS Group, Inc. (a)	13,169	249,157
Navigant Consulting, Inc. (a)	39,322	676,338
On Assignment, Inc. (a)	41,846	1,887,673
Pendrell Corp. (a)	129,772	86,947
Resources Connection, Inc.	30,720	551,424
RPX Corp. (a)	43,435	618,514
TriNet Group, Inc. (a)	33,562	637,007
TrueBlue, Inc. (a)	33,964	983,937
Volt Information Sciences, Inc. (a)	6,850	59,047
VSE Corp.	3,436	197,433
WageWorks, Inc. (a)	28,953	1,390,323
		19,771,141
Road & Rail - 0.6%
ArcBest Corp.	20,995	543,771
Celadon Group, Inc.	23,028	333,445
Con-way, Inc.	45,858	2,182,841
Covenant Transport Group, Inc. Class A (a)	9,885	190,781
Heartland Express, Inc. (b)	40,357	759,922
Knight Transportation, Inc.	50,874	1,293,217
Marten Transport Ltd.	19,354	317,212
P.A.M. Transportation Services, Inc. (a)	2,259	80,669
Roadrunner Transportation Systems, Inc. (a)	22,643	240,922
Saia, Inc. (a)	20,257	478,268
Swift Transporation Co. (a)(b)	71,544	1,118,233
U.S.A. Truck, Inc. (a)	7,710	140,168
Universal Truckload Services, Inc.	6,057	96,791
Werner Enterprises, Inc.	35,543	940,468
YRC Worldwide, Inc. (a)	26,773	488,875
		9,205,583
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	50,683	1,148,477
Applied Industrial Technologies, Inc.	32,635	1,348,152
Beacon Roofing Supply, Inc. (a)	40,138	1,420,484
CAI International, Inc. (a)(b)	13,293	154,465
DXP Enterprises, Inc. (a)	9,972	301,753
H&E Equipment Services, Inc.	25,023	483,194
Kaman Corp.	22,017	856,241
Lawson Products, Inc. (a)	4,777	124,250
MRC Global, Inc. (a)(b)	84,008	999,695
Neff Corp.	7,624	44,677
Rush Enterprises, Inc. Class A (a)	28,426	693,026
Stock Building Supply Holdings, Inc. (a)	11,483	198,426
TAL International Group, Inc.	26,800	454,528
Textainer Group Holdings Ltd. (b)	18,125	354,525
Titan Machinery, Inc. (a)(b)	14,105	172,504
Univar, Inc.	32,776	578,824
Veritiv Corp. (a)	6,733	282,786
		9,616,007
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	49,339	614,764

TOTAL INDUSTRIALS		175,423,817

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
ADTRAN, Inc.	40,480	628,654
Aerohive Networks, Inc. (a)(b)	19,515	131,531
Alliance Fiber Optic Products, Inc.	11,344	154,392
Applied Optoelectronics, Inc. (a)	13,256	273,339
Bel Fuse, Inc. Class B (non-vtg.)	8,016	144,528
Black Box Corp.	12,220	149,206
CalAmp Corp. (a)	28,861	547,205
Calix Networks, Inc. (a)	36,571	255,631
Ciena Corp. (a)(b)	99,958	2,412,986
Clearfield, Inc. (a)(b)	8,696	122,005
Comtech Telecommunications Corp.	12,763	308,354
Digi International, Inc. (a)	20,568	265,327
EMCORE Corp. (a)	15,479	105,876
Extreme Networks, Inc. (a)	79,177	284,245
Finisar Corp. (a)(b)	84,555	961,390
Harmonic, Inc. (a)	73,208	421,678
Infinera Corp. (a)(b)	107,726	2,128,666
InterDigital, Inc.	29,177	1,480,441
Ixia (a)	48,455	698,237
KVH Industries, Inc. (a)	13,071	128,096
NETGEAR, Inc. (a)	26,009	1,076,773
NetScout Systems, Inc. (a)	74,378	2,667,939
Novatel Wireless, Inc. (a)(b)	27,376	58,858
Oclaro, Inc. (a)(b)	80,047	234,538
Plantronics, Inc.	28,514	1,528,921
Polycom, Inc. (a)	109,258	1,505,575
Ruckus Wireless, Inc. (a)	60,430	681,650
ShoreTel, Inc. (a)	52,632	496,846
Sonus Networks, Inc. (a)	40,215	265,821
Ubiquiti Networks, Inc. (b)	24,861	725,444
ViaSat, Inc. (a)(b)	34,582	2,281,029
		23,125,181
Electronic Equipment & Components - 2.6%
Agilysys, Inc. (a)	12,182	138,509
Anixter International, Inc. (a)	23,100	1,584,198
AVX Corp.	37,123	501,161
Badger Meter, Inc.	11,780	713,632
Belden, Inc.	34,497	2,208,843
Benchmark Electronics, Inc. (a)	41,947	829,712
Checkpoint Systems, Inc.	35,311	264,126
Coherent, Inc. (a)	19,481	1,055,870
Control4 Corp. (a)(b)	16,201	105,955
CTS Corp.	26,525	482,225
Daktronics, Inc.	30,618	296,995
DTS, Inc. (a)	14,209	422,860
Electro Rent Corp.	14,485	150,354
Fabrinet (a)	28,589	619,524
FARO Technologies, Inc. (a)(b)	14,273	482,285
FEI Co.	33,618	2,426,883
GSI Group, Inc. (a)	28,676	387,413
II-VI, Inc. (a)	42,682	773,398
Insight Enterprises, Inc. (a)	31,075	789,305
InvenSense, Inc. (a)(b)	62,284	742,425
Itron, Inc. (a)	31,214	1,146,490
Kimball Electronics, Inc. (a)	22,979	261,731
Knowles Corp. (a)(b)	70,738	1,178,495
Littelfuse, Inc.	18,282	1,826,920
Mercury Systems, Inc. (a)	27,775	476,619
Mesa Laboratories, Inc.	2,254	252,110
Methode Electronics, Inc. Class A	31,022	1,033,963
MTS Systems Corp.	11,980	791,039
Multi-Fineline Electronix, Inc. (a)	7,466	138,718
Newport Corp. (a)	32,476	490,712
OSI Systems, Inc. (a)	15,956	1,375,088
Park Electrochemical Corp.	16,866	275,590
PC Connection, Inc.	8,633	200,631
Plexus Corp. (a)	27,327	946,061
RealD, Inc. (a)	32,856	334,146
Rofin-Sinar Technologies, Inc. (a)	22,456	650,326
Rogers Corp. (a)	14,965	696,172
Sanmina Corp. (a)	66,935	1,383,546
ScanSource, Inc. (a)	22,945	791,832
SYNNEX Corp.	23,230	2,054,461
Tech Data Corp. (a)	29,663	2,159,170
TTM Technologies, Inc. (a)(b)	47,904	349,699
Universal Display Corp. (a)(b)	32,655	1,120,393
Vishay Intertechnology, Inc. (b)	110,491	1,171,205
Vishay Precision Group, Inc. (a)	10,281	120,596
		36,201,386
Internet Software & Services - 2.3%
Actua Corp. (a)	33,091	458,310
Alarm.com Holdings, Inc.	6,929	87,652
Amber Road, Inc. (a)(b)	12,698	51,046
Angie's List, Inc. (a)(b)	35,806	276,780
Apigee Corp. (b)	3,596	34,701
AppFolio, Inc.	4,725	82,735
Bankrate, Inc. (a)(b)	53,673	637,099
Bazaarvoice, Inc. (a)(b)	52,704	233,479
Benefitfocus, Inc. (a)(b)	6,468	206,717
Blucora, Inc. (a)(b)	32,833	321,763
Box, Inc. Class A	10,274	128,220
Brightcove, Inc. (a)	25,813	160,041
Carbonite, Inc. (a)	16,026	162,183
Care.com, Inc. (a)	17,029	102,344
ChannelAdvisor Corp. (a)	16,882	147,211
Cimpress NV (a)	26,538	2,093,848
comScore, Inc. (a)(b)	27,960	1,196,129
Constant Contact, Inc. (a)	25,927	676,695
Cornerstone OnDemand, Inc. (a)	43,902	1,382,913
Cvent, Inc. (a)(b)	19,050	602,171
Demandware, Inc. (a)(b)	27,060	1,534,302
DHI Group, Inc. (a)	35,159	318,189
EarthLink Holdings Corp.	82,908	708,863
Endurance International Group Holdings, Inc. (a)(b)	47,122	628,136
Envestnet, Inc. (a)(b)	28,679	856,355
Everyday Health, Inc. (a)	16,721	157,177
Five9, Inc. (a)	17,035	73,762
Gogo, Inc. (a)(b)	45,305	640,160
GrubHub, Inc. (a)(b)	60,871	1,459,687
GTT Communications, Inc. (a)	19,683	368,466
Hortonworks, Inc. (b)	5,935	115,495
Internap Network Services Corp. (a)	44,522	300,969
IntraLinks Holdings, Inc. (a)	31,659	277,016
j2 Global, Inc.	38,963	3,021,581
Limelight Networks, Inc. (a)	45,004	91,808
Liquidity Services, Inc. (a)	20,570	168,468
LivePerson, Inc. (a)	46,124	359,767
LogMeIn, Inc. (a)(b)	19,976	1,345,583
Marchex, Inc. Class B	28,634	123,699
Marin Software, Inc. (a)	26,110	93,474
Marketo, Inc. (a)	28,273	832,074
MaxPoint Interactive, Inc.	4,863	23,440
MINDBODY, Inc. (b)	5,856	91,588
Monster Worldwide, Inc. (a)(b)	72,937	457,315
New Relic, Inc.	4,527	179,496
NIC, Inc.	53,356	1,012,163
Opower, Inc. (a)(b)	22,178	214,018
Q2 Holdings, Inc. (a)	15,775	388,854
QuinStreet, Inc. (a)	28,043	155,639
Quotient Technology, Inc. (a)(b)	48,849	270,623
RealNetworks, Inc. (a)	17,520	67,978
Reis, Inc.	6,788	165,220
RetailMeNot, Inc. (a)	30,092	264,509
Rocket Fuel, Inc. (a)(b)	20,757	95,482
SciQuest, Inc. (a)(b)	22,960	272,306
Shutterstock, Inc. (a)(b)	15,811	450,297
SPS Commerce, Inc. (a)(b)	13,467	967,200
Stamps.com, Inc. (a)	11,558	873,900
TechTarget, Inc. (a)	15,245	142,236
Textura Corp. (a)	15,655	459,631
Travelzoo, Inc. (a)	5,810	51,941
TrueCar, Inc. (a)(b)	38,449	236,077
United Online, Inc. (a)	11,523	134,589
Web.com Group, Inc. (a)	35,654	836,799
WebMD Health Corp. (a)(b)	30,624	1,245,172
Wix.com Ltd. (a)	15,295	338,325
Xactly Corp.	6,812	63,352
XO Group, Inc. (a)	20,848	315,430
Xoom Corp. (a)	25,398	633,426
		32,924,074
IT Services - 2.5%
6D Global Technologies, Inc. (a)(b)	14,367	41,664
Acxiom Corp. (a)	63,277	1,399,687
Blackhawk Network Holdings, Inc. (a)	43,920	1,870,114
CACI International, Inc. Class A (a)	19,457	1,888,107
Cardtronics, Inc. (a)(b)	36,355	1,254,248
Cass Information Systems, Inc.	9,436	492,182
Ciber, Inc. (a)	62,036	221,469
Convergys Corp.	79,767	2,047,619
CSG Systems International, Inc.	26,529	889,252
Datalink Corp. (a)	17,215	125,670
EPAM Systems, Inc. (a)	39,499	3,055,248
Euronet Worldwide, Inc. (a)	41,886	3,360,933
Everi Holdings, Inc. (a)	51,610	241,535
EVERTEC, Inc.	53,373	973,524
ExlService Holdings, Inc. (a)	27,005	1,195,241
Forrester Research, Inc.	8,247	266,131
Hackett Group, Inc.	19,145	284,878
Heartland Payment Systems, Inc.	29,570	2,188,180
Lionbridge Technologies, Inc. (a)	53,919	290,623
Luxoft Holding, Inc. (a)	14,856	990,004
ManTech International Corp. Class A	19,406	560,833
Maximus, Inc.	53,241	3,631,036
ModusLink Global Solutions, Inc. (a)(b)	32,202	93,064
MoneyGram International, Inc. (a)	22,753	230,033
Neustar, Inc. Class A (a)(b)	44,879	1,220,260
Perficient, Inc. (a)	28,295	473,092
PFSweb, Inc. (a)	9,550	152,991
Science Applications International Corp.	37,226	1,707,184
ServiceSource International, Inc. (a)	47,980	204,875
Sykes Enterprises, Inc. (a)	31,314	908,106
Syntel, Inc. (a)	25,325	1,191,288
Teletech Holdings, Inc.	13,345	388,340
Unisys Corp. (a)(b)	40,216	538,894
Virtusa Corp. (a)	23,994	1,377,975
		35,754,280
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc. (a)	33,319	942,261
Advanced Micro Devices, Inc. (a)(b)	515,625	1,093,125
Alpha & Omega Semiconductor Ltd. (a)	16,251	144,309
Ambarella, Inc. (a)(b)	25,356	1,253,601
Amkor Technology, Inc. (a)	79,791	496,300
Applied Micro Circuits Corp. (a)	65,427	423,967
Axcelis Technologies, Inc. (a)	91,911	257,351
Brooks Automation, Inc.	53,762	593,532
Cabot Microelectronics Corp. (a)	20,021	844,286
Cascade Microtech, Inc. (a)	10,845	166,145
Cavium, Inc. (a)	44,737	3,174,090
Ceva, Inc. (a)	16,717	390,676
Cirrus Logic, Inc. (a)	51,328	1,582,442
Cohu, Inc.	21,313	268,331
Diodes, Inc. (a)	30,545	699,481
DSP Group, Inc. (a)	17,923	181,022
Entegris, Inc. (a)	113,428	1,455,281
Exar Corp. (a)	32,514	185,005
Fairchild Semiconductor International, Inc. (a)	94,279	1,572,574
FormFactor, Inc. (a)	47,145	388,475
Inphi Corp. (a)(b)	30,731	914,862
Integrated Device Technology, Inc. (a)	119,905	3,057,578
Integrated Silicon Solution, Inc.	25,191	566,294
Intersil Corp. Class A	107,008	1,449,958
IXYS Corp.	20,346	253,511
Kopin Corp. (a)	56,145	149,907
Lattice Semiconductor Corp. (a)	94,943	434,839
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	18,840	635,662
Mattson Technology, Inc. (a)	58,144	136,057
MaxLinear, Inc. Class A (a)	42,033	546,429
Microsemi Corp. (a)	76,925	2,770,069
MKS Instruments, Inc.	43,140	1,520,254
Monolithic Power Systems, Inc.	31,910	1,991,822
Nanometrics, Inc. (a)	18,772	286,836
NeoPhotonics Corp. (a)	21,347	176,540
NVE Corp.	3,767	223,345
Omnivision Technologies, Inc. (a)	46,714	1,348,633
PDF Solutions, Inc. (a)	22,270	235,171
Pericom Semiconductor Corp.	17,724	309,284
Photronics, Inc. (a)	53,446	512,547
PMC-Sierra, Inc.(a)	141,002	1,680,744
Power Integrations, Inc.	24,032	1,216,260
Rambus, Inc. (a)(b)	92,304	952,577
Rudolph Technologies, Inc. (a)(b)	26,262	335,891
Semtech Corp. (a)	54,171	947,993
Sigma Designs, Inc. (a)	28,618	252,125
Silicon Laboratories, Inc. (a)	34,567	1,727,313
Synaptics, Inc. (a)(b)	29,787	2,534,576
Tessera Technologies, Inc.	42,492	1,485,945
Ultra Clean Holdings, Inc. (a)	24,269	118,433
Ultratech, Inc. (a)	22,795	356,286
Veeco Instruments, Inc. (a)(b)	32,570	586,911
Xcerra Corp. (a)	42,943	298,024
		46,124,930
Software - 4.6%
A10 Networks, Inc. (a)	26,172	187,915
ACI Worldwide, Inc. (a)	94,309	2,258,701
American Software, Inc. Class A	21,598	220,948
Aspen Technology, Inc. (a)	69,059	2,858,352
AVG Technologies NV (a)	33,336	790,063
Barracuda Networks, Inc. (a)	6,358	121,946
Blackbaud, Inc.	37,928	2,377,706
Bottomline Technologies, Inc. (a)(b)	33,177	918,339
BroadSoft, Inc. (a)	23,393	747,874
Callidus Software, Inc. (a)	44,455	772,183
Code Rebel Corp. (b)	762	3,787
CommVault Systems, Inc. (a)	36,595	1,482,829
Digimarc Corp. (a)(b)	6,209	139,454
Digital Turbine, Inc. (a)(b)	48,599	80,674
Ebix, Inc. (b)	21,543	597,387
Ellie Mae, Inc. (a)	23,808	1,737,508
EnerNOC, Inc. (a)(b)	20,774	162,868
EPIQ Systems, Inc.	25,537	352,411
ePlus, Inc. (a)	4,601	388,416
Fair Isaac Corp.	25,112	2,319,595
Fleetmatics Group PLC (a)(b)	30,937	1,721,953
Gigamon, Inc. (a)	22,052	578,424
Globant SA (a)(b)	12,163	420,475
Glu Mobile, Inc. (a)(b)	96,650	398,198
Guidance Software, Inc. (a)(b)	14,882	83,934
Guidewire Software, Inc. (a)(b)	56,744	3,304,203
HubSpot, Inc.	15,292	793,349
Imperva, Inc. (a)(b)	21,552	1,522,002
Infoblox, Inc. (a)	45,527	742,545
Interactive Intelligence Group, Inc. (a)(b)	14,023	453,504
Jive Software, Inc. (a)	37,455	182,406
Manhattan Associates, Inc. (a)	59,567	4,339,456
Mentor Graphics Corp.	80,774	2,197,053
MicroStrategy, Inc. Class A (a)	7,526	1,294,999
MobileIron, Inc. (a)(b)	30,396	117,329
Model N, Inc. (a)	17,107	172,781
Monotype Imaging Holdings, Inc.	32,207	880,539
Park City Group, Inc. (a)(b)	9,421	109,755
Paycom Software, Inc. (a)(b)	25,558	971,460
Paylocity Holding Corp. (a)(b)	12,364	415,059
Pegasystems, Inc.	28,979	808,224
Progress Software Corp. (a)	40,576	985,185
Proofpoint, Inc. (a)(b)	31,956	2,250,981
PROS Holdings, Inc. (a)(b)	19,039	457,317
QAD, Inc. Class A	8,731	222,990
Qlik Technologies, Inc. (a)	74,015	2,321,851
Qualys, Inc. (a)	19,956	704,846
Rapid7, Inc. (a)(b)	6,474	133,105
RealPage, Inc. (a)	42,149	712,318
RingCentral, Inc. (a)	43,206	799,311
Rovi Corp. (a)	71,926	658,123
Sapiens International Corp. NV	18,774	221,721
SeaChange International, Inc. (a)	26,076	168,712
Silver Spring Networks, Inc. (a)(b)	29,720	389,629
Synchronoss Technologies, Inc. (a)(b)	31,443	1,106,165
Take-Two Interactive Software, Inc. (a)(b)	68,499	2,274,167
Tangoe, Inc. (a)(b)	32,325	267,651
TeleCommunication Systems, Inc. Class A (a)	38,654	158,095
TeleNav, Inc. (a)	22,279	160,409
The Rubicon Project, Inc. (a)	20,161	305,641
TiVo, Inc. (a)	78,991	717,238
Tubemogul, Inc. (a)	12,080	144,356
Tyler Technologies, Inc. (a)	27,197	4,633,281
Varonis Systems, Inc. (a)(b)	6,973	111,359
Vasco Data Security International, Inc. (a)(b)	23,946	455,213
Verint Systems, Inc. (a)	49,695	2,364,488
VirnetX Holding Corp. (a)(b)	35,512	134,946
Workiva, Inc.	6,409	106,261
Xura, Inc. (a)	18,333	474,458
Yodlee, inc.	14,064	235,994
Zendesk, Inc. (a)	43,786	880,974
Zix Corp. (a)(b)	48,468	251,064
		64,834,453
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	26,567	224,491
Cray, Inc. (a)(b)	33,010	978,086
Diebold, Inc.	52,465	1,934,385
Eastman Kodak Co. (a)	14,004	175,330
Electronics for Imaging, Inc. (a)	37,898	1,759,983
Imation Corp. (a)	25,309	51,124
Immersion Corp. (a)	22,745	295,230
Nimble Storage, Inc. (a)	41,284	933,018
QLogic Corp. (a)	70,651	876,072
Quantum Corp. (a)	169,705	142,552
Silicon Graphics International Corp. (a)(b)	27,979	122,268
Stratasys Ltd. (a)(b)	41,357	1,054,604
Super Micro Computer, Inc. (a)(b)	29,890	843,197
Violin Memory, Inc. (a)(b)	70,666	113,772
		9,504,112

TOTAL INFORMATION TECHNOLOGY		248,468,416

MATERIALS - 3.7%
Chemicals - 1.9%
A. Schulman, Inc.	23,614	847,506
American Vanguard Corp.	23,584	316,261
Axiall Corp.	57,012	1,154,493
Balchem Corp.	25,156	1,718,155
Calgon Carbon Corp.	42,203	725,892
Chase Corp.	5,412	240,347
Chemtura Corp. (a)	54,164	1,729,998
Core Molding Technologies, Inc. (a)	6,068	121,603
Ferro Corp. (a)	58,788	734,262
Flotek Industries, Inc. (a)(b)	43,408	785,685
FutureFuel Corp.	20,020	308,508
H.B. Fuller Co.	40,799	1,549,954
Hawkins, Inc.	8,830	365,915
Innophos Holdings, Inc.	15,846	673,297
Innospec, Inc.	19,678	1,087,013
Intrepid Potash, Inc. (a)	43,343	167,304
KMG Chemicals, Inc.	7,658	161,124
Koppers Holdings, Inc.	16,949	321,353
Kraton Performance Polymers, Inc. (a)	25,285	515,561
Kronos Worldwide, Inc.	16,663	131,638
LSB Industries, Inc. (a)(b)	16,087	251,762
Minerals Technologies, Inc.	28,137	1,658,395
Olin Corp.	133,653	2,563,465
OMNOVA Solutions, Inc. (a)	39,220	281,600
PolyOne Corp.	72,229	2,415,338
Quaker Chemical Corp.	10,834	860,003
Rayonier Advanced Materials, Inc.	33,369	307,662
Rentech, Inc. (a)	18,122	106,014
Senomyx, Inc. (a)(b)	33,947	168,038
Sensient Technologies Corp.	37,742	2,463,420
Stepan Co.	15,517	821,315
Trecora Resources (a)	15,939	226,971
Tredegar Corp.	20,511	292,487
Trinseo SA (a)(b)	9,266	300,682
Tronox Ltd. Class A (b)	52,103	323,560
Valhi, Inc. (b)	13,793	34,069
		26,730,650
Construction Materials - 0.2%
Headwaters, Inc. (a)	59,624	1,225,273
Summit Materials, Inc.	20,556	432,909
U.S. Concrete, Inc. (a)(b)	11,828	655,981
United States Lime & Minerals, Inc.	1,653	80,749
		2,394,912
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	3,222	257,760
Berry Plastics Group, Inc. (a)	96,554	3,234,559
Greif, Inc. Class A	24,995	819,336
Myers Industries, Inc.	19,152	298,963
		4,610,618
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)(b)	143,674	415,218
Carpenter Technology Corp.	40,923	1,363,145
Century Aluminum Co. (a)(b)	39,980	144,728
Cliffs Natural Resources, Inc. (b)	124,690	344,144
Coeur d'Alene Mines Corp. (a)	111,358	300,667
Commercial Metals Co.	93,667	1,345,995
Globe Specialty Metals, Inc.	52,679	664,809
Handy & Harman Ltd. (a)	1,864	44,270
Haynes International, Inc.	10,345	408,110
Hecla Mining Co. (b)	297,786	616,417
Horsehead Holding Corp. (a)(b)	43,679	124,048
Kaiser Aluminum Corp.	13,832	1,124,403
Materion Corp.	16,484	496,993
Olympic Steel, Inc.	6,595	63,114
Real Industries, Inc. (a)(b)	20,336	193,192
Ryerson Holding Corp. (a)(b)	8,130	47,561
Schnitzer Steel Industries, Inc. Class A	21,702	365,896
Stillwater Mining Co. (a)(b)	96,684	903,029
SunCoke Energy, Inc.	51,069	253,302
TimkenSteel Corp.	32,826	349,269
Worthington Industries, Inc.	38,910	1,194,537
		10,762,847
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	32,003	957,850
Clearwater Paper Corp. (a)	15,475	780,404
Deltic Timber Corp.	8,909	552,002
Kapstone Paper & Packaging Corp.	68,972	1,500,141
Louisiana-Pacific Corp. (a)(b)	115,158	2,033,690
Neenah Paper, Inc.	13,450	906,665
P.H. Glatfelter Co.	34,998	678,961
Schweitzer-Mauduit International, Inc.	24,439	948,722
Wausau-Mosinee Paper Corp.	32,577	332,611
		8,691,046

TOTAL MATERIALS		53,190,073

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)(b)	71,491	762,094
Atlantic Tele-Network, Inc.	8,151	622,899
Cincinnati Bell, Inc. (a)	171,884	648,003
Cogent Communications Group, Inc. (b)	36,962	1,135,473
Consolidated Communications Holdings, Inc.	41,179	910,056
FairPoint Communications, Inc. (a)(b)	17,021	273,017
General Communications, Inc. Class A (a)	28,578	581,991
Globalstar, Inc. (a)(b)	383,251	689,852
Hawaiian Telcom Holdco, Inc. (a)	9,256	211,222
IDT Corp. Class B	12,980	168,091
inContact, Inc. (a)(b)	49,686	442,205
Inteliquent, Inc.	27,324	566,153
Intelsat SA (a)(b)	21,811	144,389
Iridium Communications, Inc. (a)(b)	66,732	547,870
Lumos Networks Corp.	19,002	246,266
ORBCOMM, Inc. (a)	49,865	296,198
pdvWireless (b)	10,160	284,683
Premiere Global Services, Inc.(a)	37,614	514,560
Straight Path Communications, Inc. Class B (a)(b)	7,590	235,290
Vonage Holdings Corp. (a)	150,530	913,717
Windstream Holdings, Inc. (b)	81,043	527,590
		10,721,619
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	29,816	230,478
Leap Wireless International, Inc. rights (a)	29,000	74,820
NTELOS Holdings Corp. (a)	14,057	129,184
Shenandoah Telecommunications Co.	19,570	915,680
Spok Holdings, Inc.	17,770	320,393
		1,670,555

TOTAL TELECOMMUNICATION SERVICES		12,392,174

UTILITIES - 3.7%
Electric Utilities - 1.3%
Allete, Inc.	39,486	1,982,592
Cleco Corp.	48,453	2,568,009
El Paso Electric Co.	33,040	1,277,657
Empire District Electric Co.	36,472	822,444
Genie Energy Ltd. Class B	10,407	118,015
IDACORP, Inc.	40,479	2,706,021
MGE Energy, Inc.	28,210	1,164,227
Otter Tail Corp.	30,353	832,886
PNM Resources, Inc.	64,453	1,812,418
Portland General Electric Co.	71,366	2,646,251
Spark Energy, Inc. Class A,	2,028	34,395
UIL Holdings Corp.	45,863	2,338,554
Unitil Corp.	11,066	392,511
		18,695,980
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	12,292	641,765
Laclede Group, Inc. (b)	34,686	2,031,559
New Jersey Resources Corp.	69,400	2,198,592
Northwest Natural Gas Co.	22,088	1,055,144
ONE Gas, Inc.	42,436	2,072,574
Piedmont Natural Gas Co., Inc. (b)	63,662	3,648,469
South Jersey Industries, Inc.	55,115	1,461,099
Southwest Gas Corp.	37,908	2,329,826
WGL Holdings, Inc.	40,203	2,501,833
		17,940,861
Independent Power and Renewable Electricity Producers - 0.6%
Abengoa Yield PLC (b)	39,259	727,469
Atlantic Power Corp. (b)	96,123	194,069
Black Hills Corp.	36,354	1,664,286
Dynegy, Inc. (a)	104,159	2,023,809
NRG Yield, Inc.:
Class A	29,329	402,687
Class C (b)	50,194	724,801
Ormat Technologies, Inc.	30,325	1,143,859
Pattern Energy Group, Inc. (b)	44,777	1,047,334
Talen Energy Corp. (a)	66,747	579,364
TerraForm Global, Inc. (a)	34,796	265,493
Vivint Solar, Inc. (b)	15,841	187,399
		8,960,570
Multi-Utilities - 0.3%
Avista Corp.	50,028	1,693,448
NorthWestern Energy Corp.	37,787	2,047,678
		3,741,126
Water Utilities - 0.2%
American States Water Co.	30,876	1,258,197
Artesian Resources Corp. Class A	6,062	147,670
California Water Service Group	38,322	856,880
Connecticut Water Service, Inc.	9,616	353,965
Consolidated Water Co., Inc.	11,817	130,814
Middlesex Water Co.	13,028	335,732
SJW Corp.	12,459	395,324
York Water Co.	11,025	255,560
		3,734,142

TOTAL UTILITIES		53,072,679

TOTAL COMMON STOCKS
(Cost $1,359,683,292)		1,403,815,551
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.2% 2/4/16 to 3/31/16 (c)
(Cost $1,998,701)	2,000,000	1,998,967
	Shares	Value

Money Market Funds - 21.5%
Fidelity Cash Central Fund, 0.18% (d)	27,299,346	$27,299,346
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	276,836,839	276,836,839
TOTAL MONEY MARKET FUNDS
(Cost $304,136,185)		304,136,185
TOTAL INVESTMENT PORTFOLIO - 120.9%
(Cost $1,665,818,178)		1,709,950,703
NET OTHER ASSETS (LIABILITIES) - (20.9)%		(295,082,859)
NET ASSETS - 100%		$1,414,867,844

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
109 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	12,625,470	$528,605

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,466,359.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,055
Fidelity Securities Lending Cash Central Fund	1,893,052
Total	$1,911,107

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,281,033	$197,281,033	$--	$--
Consumer Staples	47,663,794	47,663,794	--	--
Energy	43,379,340	43,379,340	--	--
Financials	360,765,893	360,765,893	--	--
Health Care	212,178,332	212,136,897	--	41,435
Industrials	175,423,817	175,423,817	--	--
Information Technology	248,468,416	248,426,752	--	41,664
Materials	53,190,073	53,190,073	--	--
Telecommunication Services	12,392,174	12,317,354	--	74,820
Utilities	53,072,679	53,072,679	--	--
U.S. Government and Government Agency Obligations	1,998,967	--	1,998,967	--
Money Market Funds	304,136,185	304,136,185	--	--
Total Investments in Securities:	$1,709,950,703	$1,707,793,817	$1,998,967	$157,919
Derivative Instruments:
Assets
Futures Contracts	$528,605	$528,605	$--	$--
Total Assets	$528,605	$528,605	$--	$--
Total Derivative Instruments:	$528,605	$528,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$528,605	$0
Total Equity Risk	528,605	0
Total Value of Derivatives	$528,605	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $268,383,192) — See accompanying schedule: Unaffiliated issuers (cost $1,361,681,993)	$1,405,814,518
Fidelity Central Funds (cost $304,136,185)	304,136,185
Total Investments (cost $1,665,818,178)		$1,709,950,703
Receivable for investments sold		365,039
Receivable for fund shares sold		1,984,876
Dividends receivable		523,714
Distributions receivable from Fidelity Central Funds		364,363
Receivable from investment adviser for expense reductions		150,007
Other receivables		449
Total assets		1,713,339,151
Liabilities
Payable for investments purchased	$19,875,430
Payable for fund shares redeemed	1,447,080
Accrued management fee	174,059
Payable for daily variation margin for derivative instruments	60,206
Other affiliated payables	77,693
Collateral on securities loaned, at value	276,836,839
Total liabilities		298,471,307
Net Assets		$1,414,867,844
Net Assets consist of:
Paid in capital		$1,341,345,991
Undistributed net investment income		9,659,847
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,200,876
Net unrealized appreciation (depreciation) on investments		44,661,130
Net Assets		$1,414,867,844
Investor Class:
Net Asset Value, offering price and redemption price per share ($35,087,006 ÷ 2,170,542 shares)		$16.17
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($999,845,279 ÷ 61,758,667 shares)		$16.19
Institutional Class:
Net Asset Value, offering price and redemption price per share ($374,633,749 ÷ 23,134,829 shares)		$16.19
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,301,810 ÷ 327,398 shares)		$16.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$8,329,969
Interest		1,859
Income from Fidelity Central Funds (including $1,893,052 from security lending)		1,911,107
Total income		10,242,935
Expenses
Management fee	$1,036,467
Transfer agent fees	460,411
Independent trustees' compensation	2,863
Miscellaneous	890
Total expenses before reductions	1,500,631
Expense reductions	(892,242)	608,389
Net investment income (loss)		9,634,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,786,585
Foreign currency transactions	(31)
Futures contracts	(1,671,715)
Total net realized gain (loss)		22,114,839
Change in net unrealized appreciation (depreciation) on: Investment securities	(89,994,199)
Futures contracts	490,218
Total change in net unrealized appreciation (depreciation)		(89,503,981)
Net gain (loss)		(67,389,142)
Net increase (decrease) in net assets resulting from operations		$(57,754,596)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,634,546	$16,105,589
Net realized gain (loss)	22,114,839	32,561,070
Change in net unrealized appreciation (depreciation)	(89,503,981)	57,413,230
Net increase (decrease) in net assets resulting from operations	(57,754,596)	106,079,889
Distributions to shareholders from net investment income	(5,163,974)	(13,224,854)
Distributions to shareholders from net realized gain	(11,320,187)	(26,203,371)
Total distributions	(16,484,161)	(39,428,225)
Share transactions - net increase (decrease)	181,866,074	319,856,572
Redemption fees	78,443	184,318
Total increase (decrease) in net assets	107,705,760	386,692,554
Net Assets
Beginning of period	1,307,162,084	920,469,530
End of period (including undistributed net investment income of $9,659,847 and undistributed net investment income of $5,189,275, respectively)	$1,414,867,844	$1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Investor Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.22	.19	.18	.09
Net realized and unrealized gain (loss)	(.78)	1.34	2.56	1.85	1.73
Total from investment operations	(.68)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.06)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.20)	(.57)	(.29)C	(.23)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$16.17	$17.05	$16.06	$13.59	$11.78
Total ReturnF,G	(4.08)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.36%J	.36%	.36%	.36%	.36%J
Expenses net of fee waivers, if any	.23%J	.23%	.23%	.29%	.31%J
Expenses net of all reductions	.23%J	.23%	.23%	.29%	.31%J
Net investment income (loss)	1.25%J	1.30%	1.18%	1.54%	1.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$35,087	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateK	22%J	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.21	.21	.10
Net realized and unrealized gain (loss)	(.79)	1.34	2.57	1.84	1.73
Total from investment operations	(.67)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.07)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.59)	(.32)	(.24)C	(.04)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$16.19	$17.07	$16.08	$13.61	$11.79
Total ReturnE,F	(4.02)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%I	.23%	.23%	.23%	.23%I
Expenses net of fee waivers, if any	.09%I	.09%	.09%	.12%	.17%I
Expenses net of all reductions	.09%I	.09%	.09%	.12%	.17%I
Net investment income (loss)	1.39%I	1.44%	1.32%	1.71%	1.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$999,845	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateJ	22%I	14%	9%	11%	7%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.21	.22	.10
Net realized and unrealized gain (loss)	(.79)	1.34	2.58	1.82	1.74
Total from investment operations	(.67)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.07)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.60)C	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$16.19	$17.07	$16.09	$13.61	$11.80
Total ReturnF,G	(4.01)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%J	.17%	.17%	.17%	.17%J
Expenses net of fee waivers, if any	.07%J	.07%	.07%	.10%	.13%J
Expenses net of all reductions	.07%J	.07%	.07%	.10%	.13%J
Net investment income (loss)	1.41%J	1.46%	1.34%	1.73%	1.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$374,634	$376,321	$263,061	$27,675	$574
Portfolio turnover rateK	22%J	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.25	.21	.23	.10
Net realized and unrealized gain (loss)	(.79)	1.33	2.58	1.81	1.75
Total from investment operations	(.67)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.07)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.14)	(.39)	(.18)	(.08)	–
Total distributions	(.21)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	–C
Net asset value, end of period	$16.19	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	(4.00)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%H	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.05%H	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.43%H	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,302	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	22%H	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost, and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$1,420,009,794	$205,225,327	$(121,892,994)	$83,332,333
Spartan Small Cap Index Fund	1,671,215,487	229,352,380	(190,617,164)	38,735,216

Short Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$(531,916)	$229,871
Totals(a)	$(531,916)	$229,871
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$(1,671,715)	$490,218
Totals(a)	$(1,671,715)	$490,218

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payment s (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	302,382,682	140,345,073
Spartan Small Cap Index Fund	340,414,932	149,046,883

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$36,114
Fidelity Advantage Class	417,430
Institutional Class	28,288
$481,832
Spartan Small Cap Index Fund
Investor Class	$35,665
Fidelity Advantage Class	387,274
Institutional Class	37,472
$460,411

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$881
Spartan Small Cap Index Fund	890

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$18,994
Fidelity Advantage Class	.08%	628,180
Institutional Class	.06%	113,701
Fidelity Advantage Institutional Class	.04%	4,696
Spartan Small Cap Index Fund
Investor Class	.23%	$22,112
Fidelity Advantage Class	.09%	679,406
Institutional Class	.07%	188,051
Fidelity Advantage Institutional Class	.05%	2,554

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$73
Spartan Small Cap Index Fund	119

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$110,484	$267,184
Fidelity Advantage Class	3,430,557	8,493,921
Institutional Class	910,815	1,407,870
Fidelity Advantage Institutional Class	75,992	203,633
Total	$4,527,848	$10,372,608
From net realized gain
Investor Class	$166,854	$359,992
Fidelity Advantage Class	4,238,790	9,951,426
Institutional Class	1,096,831	1,618,192
Fidelity Advantage Institutional Class	89,246	260,553
Total	$5,591,721	$12,190,163
Spartan Small Cap Index Fund
From net investment income
Investor Class	$106,833	$263,566
Fidelity Advantage Class	3,567,475	9,350,412
Institutional Class	1,472,083	3,561,440
Fidelity Advantage Institutional Class	17,583	49,436
Total	$5,163,974	$13,224,854
From net realized gain
Investor Class	$279,708	$590,532
Fidelity Advantage Class	7,840,600	18,574,669
Institutional Class	3,162,932	6,943,378
Fidelity Advantage Institutional Class	36,947	94,792
Total	$11,320,187	$26,203,371

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Spartan Mid Cap Index Fund
Investor Class
Shares sold	1,689,684	3,107,833	$29,666,317	$54,171,764
Reinvestment of distributions	14,959	35,221	269,707	611,467
Shares redeemed	(1,664,597)	(2,077,791)	(29,594,128)	(36,647,729)
Net increase (decrease)	40,046	1,065,263	$341,896	$18,135,502
Fidelity Advantage Class
Shares sold	16,258,062	35,877,842	$285,551,939	$626,263,361
Reinvestment of distributions	412,170	1,041,055	7,435,546	18,074,336
Shares redeemed	(8,618,330)	(13,933,045)	(150,754,253)	(242,485,307)
Net increase (decrease)	8,051,902	22,985,852	$142,233,232	$401,852,390
Institutional Class
Shares sold	3,819,761	10,822,328	$66,825,564	$191,270,897
Reinvestment of distributions	111,227	174,319	2,007,647	3,026,062
Shares redeemed	(1,884,054)	(1,531,439)	(32,928,394)	(26,849,483)
Net increase (decrease)	2,046,934	9,465,208	$35,904,817	$167,447,476
Fidelity Advantage Institutional Class
Shares sold	169,149	1,370,744	$3,034,075	$23,465,684
Reinvestment of distributions	9,154	26,645	165,238	464,186
Shares redeemed	(1,205,132)	(259,364)	(21,632,332)	(4,603,539)
Net increase (decrease)	(1,026,829)	1,138,025	$(18,433,019)	$19,326,331
Spartan Small Cap Index Fund
Investor Class
Shares sold	1,661,707	2,465,432	$27,764,314	$41,037,076
Reinvestment of distributions	20,316	44,294	354,310	735,663
Shares redeemed	(1,356,521)	(1,972,969)	(22,659,312)	(33,019,680)
Net increase (decrease)	325,502	536,757	$5,459,312	$8,753,059
Fidelity Advantage Class
Shares sold	14,027,726	28,688,105	$235,733,977	$473,838,250
Reinvestment of distributions	631,453	1,617,830	11,025,174	26,899,193
Shares redeemed	(5,335,006)	(17,213,908)	(89,083,259)	(285,726,895)
Net increase (decrease)	9,324,173	13,092,027	$157,675,892	$215,010,548
Institutional Class
Shares sold	3,658,781	8,995,651	$60,809,435	$150,584,472
Reinvestment of distributions	265,465	631,755	4,635,015	10,504,818
Shares redeemed	(2,831,623)	(3,938,225)	(47,944,011)	(65,485,782)
Net increase (decrease)	1,092,623	5,689,181	$17,500,439	$95,603,508
Fidelity Advantage Institutional Class
Shares sold	89,630	54,450	$1,547,047	$902,733
Reinvestment of distributions	3,123	8,675	54,530	144,228
Shares redeemed	(22,406)	(33,238)	(371,146)	(557,504)
Net increase (decrease)	70,347	29,887	$1,230,431	$489,457

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$1,000.00	$969.80	$1.09
Hypothetical-C		$1,000.00	$1,024.03	$1.12
Fidelity Advantage Class	.08%
Actual		$1,000.00	$970.40	$.40
Hypothetical-C		$1,000.00	$1,024.73	$.41
Institutional Class	.06%
Actual		$1,000.00	$970.50	$.30
Hypothetical-C		$1,000.00	$1,024.83	$.31
Fidelity Advantage Institutional Class	.04%
Actual		$1,000.00	$970.60	$.20
Hypothetical-C		$1,000.00	$1,024.94	$.20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$1,000.00	$958.60	$1.13
Hypothetical-C		$1,000.00	$1,023.98	$1.17
Fidelity Advantage Class	.09%
Actual		$1,000.00	$959.80	$.44
Hypothetical-C		$1,000.00	$1,024.68	$.46
Institutional Class	.07%
Actual		$1,000.00	$959.90	$.34
Hypothetical-C		$1,000.00	$1,024.78	$.36
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$960.00	$.25
Hypothetical-C		$1,000.00	$1,024.89	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund
Spartan Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses may be paid by FMR pursuant to expense limitation arrangements in effect for each fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Spartan Mid Cap Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Mid Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.20%; Fidelity Advantage Institutional Class: 0.12%; Institutional Class: 0.14%; and Investor Class: 0.33%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.08%, 0.04%, 0.06%, and 0.22% through June 30, 2016.

The Board noted that the total expense ratio of each class of Spartan Small Cap Index Fund ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for Spartan Small Cap Index Fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.23%; Fidelity Advantage Institutional Class: 0.15%; Institutional Class: 0.17%; and Investor Class: 0.36%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.09%, 0.05%, 0.07%, and 0.23% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Denotes trust wide proposal and voting results.

MCX-SCX-SANN-1215
1.929315.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 24, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 24, 2015